As filed with the Securities and Exchange Commission on
                             January 31, 1996
-----------------------------------------------------------------
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                             ----------------
                                 FORM N-1A

    ----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

   -----

    ----
              Pre-Effective Amendment No.
   /   /

   -----

    ----
        Post-Effective Amendment No.    17
   / X /
                          and
----   -

    ----
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                      ACT OF 1940
----   -

                Amendment No.    18
    ----

   / X /
           (Check appropriate box or boxes)
----   -
                    ---------------
                  PUTNAM NEW YORK TAX EXEMPT INCOME TRUST
                           Registration No. 2-83909
                                   811-3741
            (Exact name of registrant as specified in charter)

    ----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

----   -

    ----
              Pre-Effective Amendment No.
   /   /

----   -

    ----
         Post-Effective Amendment No.    6
   / X /
                          and
----   -

    ----
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                      ACT OF 1940
----   -

    ----
                Amendment No.    7
   / X /
           (Check appropriate box or boxes)
----   -
                    ---------------
               PUTNAM NEW YORK TAX EXEMPT OPPORTUNITIES FUND
                           Registration No. 33-37001
                                    811-6176
  (Exact name of registrant as specified in charter)

    ----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

----   -

    ----
              Pre-Effective Amendment No.
   /   /

----   -

    ----
        Post-Effective Amendment No.    10
   / X /
                          and
----   -

    ----
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                      ACT OF 1940
----   -

    ----
                Amendment No.    10
   / X /
           (Check appropriate box or boxes)
----   -
                    ---------------
               PUTNAM NEW YORK TAX EXEMPT MONEY MARKET FUND
                           Registration No. 33-17344
                                    811-5335
  (Exact name of registrant as specified in charter)

                              ---------------
  One Post Office Square, Boston, Massachusetts 02109
            (Address of principal executive offices)

     Registrants' Telephone Number, including Area Code (617)
292-1000
                         ---------------

          It is proposed that this filing will become effective
                          (check appropriate box)
 ----
/   /    immediately upon filing pursuant to paragraph (b)
----
 ----
/ X /    on February 1,    1996     pursuant to paragraph (b)
----
 ----
/   /    60 days after filing pursuant to paragraph (a)(1)
----
 ----
/   /    on (date) pursuant to paragraph (a)(1)
----
 ----
/   /    75 days after filing pursuant to paragraph (a)(2)
----
 ----
/   /    on (date) pursuant to paragraph (a)(2) of    Rule
         485.
----
If appropriate, check the following box:
 ----
/   /    this post-effective amendment designates a new
---- effective date for a previously filed post-effective amendment.

                              --------------
                 JOHN R. VERANI, Vice President
             Putnam New York Tax Exempt Income Trust
               Putnam New York Tax Exempt Opportunties Fund
          Putnam New York Tax Exempt Money Market Fund
                     One Post Office Square
                   Boston, Massachusetts 02109
             (Name and address of agent for service)
                         ---------------
                            Copy to:
                   JOHN W. GERSTMAYR, Esquire
                          ROPES & GRAY
                     One International Place
                   Boston, Massachusetts 02110

    Each Registrant has registered an indefinite number or
amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. A Rule 24f-2 notice for Putnam New York Tax Exempt Opportunities Fund for the fiscal year ended September 30,
   1995     was filed on November    17, 1995    .  Rule 24f-2
notices for Putnam New York Tax Exempt Income Trust and Putnam New York Tax Exempt Money Market Fund for the fiscal year ended
November 30,    1995 were     filed on January    25 and 29,
1996, respectively    .


                               PUTNAM NEW YORK TAX EXEMPT INCOME
FUND
                                  CALCULATION OF REGISTRATION FEE

-----------------------------------------------------------------
------------------------
-----------------------------------------------------------------
------------------------
                               Proposed       Proposed
                                maximum        maximum
              Amount           offering       aggregate
Amount of
Title of securities              being        price per
offering       registration
being registeredregistered       unit*         price**
fee
-----------------------------------------------------------------
------------------------
Shares of Beneficial
Interest                   20,032,023     shs.   $9.46
$290,000         $100.00
   -    ---------------------------------------------------------
-------------------------
-------
-----------------------------------------------------------------
------------------------

   * Based on offering price per share on January    18,
1996    .
  ** Calculated pursuant to Rule 24e-2 under the Investment
Company Act of 1940.
     The total amount of securities redeemed or repurchased
during the Registrant's
     previous fiscal year was    57,941,393     shares,
   37,940,025     of which have
     been used
     for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c)
under said Act in the
     current fiscal year, and    20,001,368     of which are
being used for such
     reduction
     in this Amendment.

                            PUTNAM NEW YORK TAX EXEMPT MONEY
MARKET FUND
                                  CALCULATION OF REGISTRATION FEE

-----------------------------------------------------------------
------------------------
-----------------------------------------------------------------
------------------------
                               Proposed       Proposed
                                maximum        maximum
              Amount           offering       aggregate
Amount of
Title of securities              being        price per
offering       registration
being registeredregistered       unit*         price**
fee
-----------------------------------------------------------------
------------------------
Shares of Beneficial
Interest                   32,175,635     shs.  $1.00
$290,000         $100.00
-----------------------------------------------------------------
------------------------
-----------------------------------------------------------------
------------------------

   * Based on offering price per share.
  ** Calculated pursuant to Rule 24e-2 under the Investment
Company Act of 1940.
     The total amount of securities redeemed or repurchased
during the Registrant's
     previous fiscal year was    193,499,759     shares,
   161,614,124     of which
     have been used
     for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c)
under said Act in the
     current fiscal year, and    31,885,635     of which are
being used for such
     reduction
     in this Amendment.

                  PUTNAM NEW YORK TAX EXEMPT INCOME TRUST
               PUTNAM NEW YORK TAX EXEMPT OPPORTUNITIES FUND
               PUTNAM NEW YORK TAX EXEMPT MONEY MARKET FUND

                           CROSS REFERENCE SHEET

                       (AS REQUIRED BY RULE 481(A))

PART A

N-1A ITEM NO.                             LOCATION

1. Cover Page...........................  Cover    page

2. Synopsis.............................  Expenses summary

3. Condensed Financial Information......  Financial highlights;
                                          How performance is
                                          shown

4. General Description of Registrant....  Objectives; How    the
                                          funds pursue their
                                          objectives        ;
                                          Organization and
                                          history

5. Management of the Fund...............  Expenses summary; How
                                          the    funds     are
                                          managed; About Putnam
                                          Investments, Inc.

5A.                                       Management's Discussion
of Fund
   Performance.......................     (Contained in    each
                                          annual report of
                                          each     Registrants)

6. Capital Stock and
   Other Securities.....................  Cover    page    ;
                                          Organization and
                                          history; How    the
                                          fund makes
                                          distributions    to
                                          shareholders    ; tax
                                          information

7. Purchase of Securities
   Being Offered........................  How to buy shares;
                                          Distribution
                                             plans    ; How to
                                          sell shares; How to
                                          exchange shares; How
                                             a fund     values
                                          its shares

8. Redemption or Repurchase.............  How to buy shares, How to sell shares; How to
                                          exchange shares;
                                          Organization and
                                          history

9. Pending Legal Proceedings............  Not    applicable

PART B

N-1A ITEM NO.                             LOCATION

10. Cover Page..........................    Cover    page

11. Table of Contents...................    Cover    page

12. General Information and History.....    Organization and

               history (Part A)

13. Investment Objectives and Policies..    How    the funds

               pursue their

               objectives

                      (Part A);

               Investment

                  restrictions;

               Miscellaneous

                  investment

               practices

14. Management of the Registrant........    Management

                      (Trustees;

               Officers); Additional

                  officers

15.                                       Control Persons and
   Principal Holders of Securities.....   Management
                                                 (Trustees;
                                          Officers);
                                          Charges and
                                             expenses (Share
                                          ownership)

16.                                       Investment Advisory and
   Other Services......................   Management
                                                 (Trustees;
                                          Officers; The
                                             management
                                          contract;
                                          Principal
                                             underwriter;
                                          Investor    servicing
                                          agent and
                                          custodian);
                                          Charges and
                                             expenses;
                                          Distribution
                                             plans;
                                          Independent
                                             accountants and
                                          financial
                                          statements

17. Brokerage Allocation................    Management

                      (Portfolio

                  transactions);

               Charges and

                  expenses

18.                                       Capital Stock and
   Other Securities....................   Organization and
                                          history (Part A); How
                                             the fund makes
                                          distributions    to
                                          shareholders    ; tax
                                          information (Part A);
                                          Suspension of
                                             redemptions

19.                                       Purchase, Redemption
and Pricing
   of Securities Being Offered.........   How to buy shares
                                          (Part A); How to sell
                                          shares (Part A); How
                                          to exchange shares
                                          (Part A); How to
                                             buy shares;
                                          Determination of
                                             net asset
                                          value;     Suspension
                                          of    redemptions

20.                                       Tax
Status..........................    How    a fund

               makes

               distributions    to

               shareholders    ; tax

               information (Part A);

               Taxes

21.  Underwriters........................    Management

                      (Principal

                  underwriter);

               Charges and

                  expenses

22.  Calculation of Performance Data.....    How performance is
                                             shown (Part A);

               Investment

                  performance;

               Standard

                  performance

               measures

23.  Financial Statements................    Independent
                                                accountants and
                                             financial

               statements

PART C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                                      PROSPECTUS
                                              FEBRUARY 1,


   1996


PUTNAM NEW YORK TAX EXEMPT INCOME FUND
    CLASS A, B AND M SHARES
        PUTNAM NEW YORK TAX EXEMPT OPPORTUNITIES FUND
    CLASS A, B AND M SHARES
PUTNAM NEW YORK TAX EXEMPT MONEY MARKET FUND

INVESTMENT STRATEGY:  TAX-FREE

This    prospectus     explains concisely what you should know
before investing in Putnam New York Tax Exempt Income Fund (the "Income Fund"), Putnam New York Tax Exempt Opportunities Fund
(the "Opportunities Fund"),         and Putnam New York Tax
Exempt Money Market Fund (the "Money Market Fund") (collectively,
the    "funds")    .  The Income Fund    is a portfolio     of
Putnam New York Tax Exempt Income Trust (the "Trust").  Please
read    this prospectus     carefully and keep it for future
reference.  You can find more detailed information about each
   fund     in the February 1,    1996     Statement of
Additional Information    (the "SAI")    , as amended from time
to time.  For a free copy of the    SAI     or other information,
call Putnam Investor Services at 1-800-225-1581.  The    SAI
has been filed with the Securities and Exchange Commission and is
incorporated into this    prospectus     by reference.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Each    fund     invests primarily in a portfolio of New York
   tax-exempt securities    , which may include securities of
issuers other than New York and its political subdivisions.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL    AMOUNT INVESTED    .

                          BOSTON * LONDON * TOKYO

ABOUT THE FUNDS

EXPENSES SUMMARY
   This section describes the sales charges, management fees, and annual operating expenses that apply to a fund's various classes of shares. Use it to help you estimate the impact of transaction costs on your investment over time.

FINANCIAL HIGHLIGHTS
Study this table to see, among other things, how a fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

OBJECTIVES
Read this section to make sure a fund's objectives are consistent with your own.

HOW THE FUNDS PURSUE THEIR OBJECTIVES
This section explains in detail how a fund seeks its investment objectives.

    RISK FACTORS. All investments entail some risk. Read this section to make sure you understand certain risks that may be involved when investing in a fund.

HOW PERFORMANCE IS SHOWN
   This section describes and defines the measures used to assess a fund's performance. All data are based on the fund's past investment results and do not predict future performance.

   HOW THE FUNDS ARE     MANAGED
   Consult this section for information about a fund's management, allocation of a fund's expenses, and how purchases and sales of securities are made for the fund.

ORGANIZATION AND HISTORY
   In this section, you will learn when a fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS
   Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

HOW TO BUY SHARES
   This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

DISTRIBUTION    PLANS
   This section tells you what distribution fees are charged
against each class of shares    .

HOW TO SELL SHARES
   In this section you can learn how to sell shares of a fund, either directly to the fund or through an investment dealer.

HOW TO EXCHANGE SHARES
   Find out in this section how you may exchange shares of a fund for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

HOW    A FUND     VALUES ITS SHARES
   This section explains how a fund determines the value of its shares.

HOW    A FUND MAKES     DISTRIBUTIONS    TO SHAREHOLDERS;     TAX
INFORMATION
   This section describes the various options you have in choosing how to receive dividends from a fund. It also discusses the federal tax status of the payments and counsels shareholders to seek specific advice about their own situation.

ABOUT PUTNAM INVESTMENTS, INC.

   Read this section to learn more about the companies that provide the marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

   APPENDIX
Securities ratings

ABOUT THE FUNDS

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing
       .  The following tables summarize your maximum transaction
costs from investing in a    fund     and expenses incurred by
each    fund     based on its most recent fiscal year    .  The
examples     show the cumulative expenses attributable to a
hypothetical $1,000 investment over specified periods.

                INCOME FUND    AND OPPORTUNITIES FUND

CLASS A                 CLASS B       CLASS M
   SHARES               SHARES      SHARES
SHAREHOLDER    TRANSACTION
   EXPENSES

Maximum    sales charge
   imposed     on    purchases
(as a percentage of
offering price)          4.75%        NONE*          3.25%*


Deferred    sales charge                           5.0% in the
first
 (as a percentage                 year, declining
 of the lower of                  to 1.0% in the
 original purchase               sixth year, and
 price or redemption                eliminated
 proceeds)              NONE**      thereafter        NONE



                            MONEY MARKET FUND

SHAREHOLDER    TRANSACTION EXPENSES

Maximum    sales charge imposed on purchases
(as a percentage of offering price)                 NONE

Deferred    sales charge     (as a
percentage of the lower
of the original purchase
price or redemption proceeds)                         NONE

ANNUAL    FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                      Total fund
Management                12b-1        Other      operating
    fees              fees    expenses expenses
----------            -----   -------------------

INCOME     FUND
   Class A              0.48%   0.20%     0.10%         0.78%
Class B                 0.48%   0.85%     0.10%         1.43%
Class M                 0.48%   0.50%     0.10%         1.08%

OPPORTUNITIES FUND
Class A                 0.60%   0.20%     0.20%         1.00%
Class B                 0.60%   0.85%     0.19%         1.64%
Class M                 0.60%   0.50%     0.20%         1.30%

MONEY MARKET FUND
                        0.45%      0%     0.46%     0.91%

The tables are provided to help you understand the expenses of
investing in    each fund     and your share of the operating
expenses which the    funds incur.  The expenses shown in the
tables do not reflect the application of credits related to brokerage service and expense offset arrangements that reduce certain fund expenses. Management fees and total fund operating expenses shown in the table for the Opportunities Fund reflect a decrease in the management fees payable by the fund to Putnam Management. Actual management fees and total fund operating expenses for class A shares were 0.61% and 1.01%, respectively, for class A shares and 0.61% and 1.65%, respectively, for class B
shares. For the class M shares of the     Income    Fund     and
the Opportunities    Fund    , 12b-1 fees reflect the amount to
which the Trustees currently limit payments under the relevant
   fund's class M distribution plan    , and management fees and
"Other expenses" are based on the operating expenses for    the
relevant fund's class     A shares.

EXAMPLES

Your investment of $1,000 would incur the following expenses,
assuming 5% annual return and   , except as indicated,
redemption at the end of each period:


                              1        3        5       10
                            year     years    years    years
INCOME FUND
CLASS A                     $55         $71   $89     $140
CLASS B                        $65   $75      $98     $154***
CLASS B (NO REDEMPTION)     $15      $45      $78
$154                        ***
CLASS M                     $43         $66   $90     $160

OPPORTUNITIES FUND
CLASS A                     $57         $78   $100    $164
CLASS B                     $67         $82           $109
   $177                     ***
CLASS    B (NO REDEMPTION)  $17      $52      $89     $177
***
CLASS    M                  $45         $73   $101    $184

MONEY MARKET FUND

                               $9    $29      $50     $112

The    examples     do not represent past or future expense
levels. Actual expenses may be greater or less than those shown.
Federal regulations require the    examples     to assume a 5%
annual return, but actual annual return    varies    .

*   The higher 12b-1 fees borne by    class     B and
       class     M shares may cause long-term shareholders to
    pay more than the economic equivalent of the maximum
    permitted front-end sales charge on    class     A shares.

**  A deferred sales charge of up to 1.00% is assessed on
    certain redemptions of    class     A shares that were
    purchased without an initial sales charge as part of an investment of $1 million or more. See "How to buy shares-- Class A shares."

*** Reflects conversion of    class     B shares to    class
    A shares (which pay lower ongoing expenses) approximately
    eight years after purchase. See    "Alternative sales
    arrangements."

FINANCIAL HIGHLIGHTS

The         following    tables     present per share financial
information for    class A, B and M shares for     the    Income
and Opportunities     Funds   and     shares of the    Money
Market Fund    .  This information has been audited and reported
on by each    fund's     independent accountants.  The
   "    Report of    independent accountants"     and financial
statements included in each    fund's annual report     to
shareholders for the    1995     fiscal year are incorporated by
reference into this    prospectus.      Each    fund's annual
report    , which contains additional unaudited performance
information, is available without charge upon request.

Financial highlights
(For a share outstanding throughout the period)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                      FOR THE PERIOD                FOR THE
PERIOD
                      APRIL 10, 1995               JANUARY 4,
1993
                       (COMMENCEMENT              (COMMENCEMENT
OF
             OF OPERATIONS) TO          YEAR ENDED  OPERATIONS)
TO
                         NOVEMBER 30    NOVEMBER 30    NOVEMBER
30     YEAR ENDED NOVEMBER 30
                            1995         1995   1994      1993
 1995      1994      1993      1992      1991
                           CLASS M           CLASS B
                      CLASS A
NET ASSET VALUE
BEGINNING OF PERIOD         $8.79     $8.02    $9.37     $8.95
$8.05     $9.38     $8.98     $8.75     $8.34
INVESTMENT OPERATIONS
NET INVESTMENT INCOME         .26       .43      .46       .40
  .49       .53       .53       .57       .58
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS    .21       .93    (1.24)      .42
  .92     (1.24)      .52       .32       .42
TOTAL FROM INVESTMENT
OPERATIONS                    .47      1.36     (.78)      .82
 1.41      (.71)     1.05       .89      1.00
LESS DISTRIBUTIONS FROM:
NET INVESTMENT INCOME        (.29)     (.43)    (.46)     (.40)
 (.49)     (.51)     (.53)     (.58)     (.59)
NET REALIZED GAIN ON
INVESTMENTS                                     (.05)
           (.05)     (.10)     (.08)
IN EXCESS OF NET REALIZED
GAIN ON INVESTMENTS                             (.06)
           (.06)     (.02)
TOTAL DISTRIBUTIONS          (.29)     (.43)    (.57)     (.40)
 (.49)     (.62)     (.65)     (.66)     (.59)
NET ASSET VALUE,
 END OF PERIOD              $8.97     $8.95    $8.02     $9.37
$8.97     $8.05     $9.38     $8.98     $8.75
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (A)      5.44 (B) 17.26    (8.75)
(9.25)(B) 17.95     (8.02)    12.02     10.60     12.44
NET ASSETS, END OF
  PERIOD (IN THOUSANDS)     $588   $215,614 $173,213  $146,665
     $2,013,022$1,901,901$2,280,604$1,960,500     $1,659,383
RATIO OF EXPENSES TO
 AVERAGE NET ASSETS(%)(C)     .65(B)   1.43     1.39      1.28(B)
  .78       .75       .76       .66       .63
RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS (%)   3.30(B)   4.95     5.16      4.29(B)
 5.63      5.82      5.67      6.44      6.84
PORTFOLIO TURNOVER (%)      73.85     73.85    47.56     26.60
73.85     47.56     26.60     20.13     49.91

                                                           TWO
                                                         MONTHS
     YEAR
                                                          ENDED
     ENDED
                                                       NOVEMBER
30  SEPTEMBER 30
                            1990      1989      1988      1987
1987       1986

NET ASSET VALUE                                     CLASS A
BEGINNING OF PERIOD        $8.61     $8.33     $7.99     $7.76
$8.56     $7.57
INVESTMENT OPERATIONS
NET INVESTMENT INCOME        .58       .60       .61       .11
  .60       .65
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS  (.23)      .27       .39       .22
 (.72)      .99
TOTAL FROM INVESTMENT
OPERATIONS                   .35       .87      1.00       .33
 (.12)     1.64
LESS DISTRIBUTIONS FROM:
NET INVESTMENT INCOME       (.56)     (.59)     (.60)     (.10)
 (.61)     (.65)
NET REALIZED GAIN ON
INVESTMENTS                 (.06)    --         (.06)    --
 (.07)    --
IN EXCESS OF NET REALIZED
GAIN ON INVESTMENTS        --        --        --        --
--        --
TOTAL DISTRIBUTIONS         (.62)     (.59)     (.66)     (.10)
 (.68)     (.65)
NET ASSET VALUE,
 END OF PERIOD             $8.34     $8.61     $8.33     $7.99
$7.76     $8.56
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (A)     4.37     10.77     12.99     25.41(B)
(1.76)    22.41
NET ASSETS, END OF PERIOD
(IN THOUSANDS)        $1,416,555$1,313,050$1,063,650  $958,201
$950,417  $701,799
RATIO OF EXPENSES TO AVERAGE
NET ASSETS (%) (C)           .56       .57       .54       .08(B)
  .55       .56
RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS (%)   6.96      6.94      7.34      1.33(B)
 7.08      7.81
PORTFOLIO TURNOVER (%)     17.22     42.87     31.91     12.90(B)
43.28     50.45
+ PER SHARE NET INVESTMENT INCOME FOR THE PERIOD ENDED NOVEMBER
30, 1995 HAS BEEN DETERMINED ON THE
BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING
THE PERIOD.
(A)TOTAL INVESTMENT RETURN ASSUMES DIVIDEND REINVESTMENT AND DOES
NOT REFLECT THE EFFECT OF SALES CHARGES.
(B)NOT ANNUALIZED.
(C)THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED
NOVEMBER 30, 1995 INCLUDED AMOUNTS
PAID THROUGH EXPENSE OFFSET ARRANGEMENTS. PRIOR PERIOD RATIOS
EXCLUDE THESE AMOUNTS. SEE NOTE 2.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                       For the period

                                     February 1, 1994

                                        (commencement

                        Year ended  of operations) to

                      September 30       September 30
                                               1995
1995       1994                   1995               1994

                                              Class M
  Class B                          Class A

Net asset value, beginning of period          $8.51
$8.48     $ 9.07                  $8.48              $9.12

Investment operations
Net investment income                           .31
 .47        .32                    .52               .54

Net realized and unrealized
Gain on investments                             .29
 .31      (.60)                    .32              (.62)

Total from investment operations                .60
 .78      (.28)                    .84              (.08)

Less distributions:

From net investment income                    (.32)
(.47)      (.31)                  (.52)              (.54)

In excess of net investment income               --
--         --                     --

Net realized gain on investments                 --
--         --                     --              (.02)

Total distributions                           (.32)
(.47)      (.31)                  (.52)              (.56)

Net asset value, end of period                $8.79
$8.79      $8.48                  $8.80              $8.48

Total investment return at

Net asset value (%) (b)                    $7.11(c)
9.46  (3.06)(c)                  10.27              (.89)

Net assets, end of period (in thousands)       $299
$24,259     $8,622               $175,210           $175,741

Ratio of expenses to average

Net assets (%)(d)                           0.83(c)
1.65    1.05(c)                   1.01                .98

Ratio of net investment income

to average net assets (%)                   3.21(c)
5.28    3.39(c)                   6.12               6.22

Portfolio turnover (%)                       120.38
120.38      13.85                 120.38              13.85




                  For the period

                November 7, 1990

                   (commencement

               of operations) to

         Year ended September 30   September 30
                                                 1993
1992                            1991


       Class A

Net asset value, beginning of period            $8.86
$8.67                           $8.50

Investment operations

Net investment income                             .57
 .63(a)                          .58(a)

Net realized and unrealized

Gain on iinvestments                              .27
 .19                             .17

Total from investment operations                  .84
 .82                             .75

Less distributions:

From net investment income                      (.57)
(.63)                           (.58)

In excess of net investment income              (.01)
--                              --

Net realized gain on investments                   --
--                              --

Total distributions                             (.58)
(.63)                           (.58)

Net asset value, end of period                  $9.12
$8.86                           $8.67

Total investment return at

Net asset value (%) (b)                          9.80
9.89                         9.16(c)

Net assets, end of period (in thousands)     $170,533
$108,609                         $30,864

Ratio of expenses to average

Net assets (%)(d)                                1.02
 .91(a)                       .64(a)(c)

Ratio of net investment income

to average net assets (%)                        6.32
7.04(a)                      6.73(a)(c)

Portfolio turnover (%)                          17.68
11.56                         5.74(c)

(a) Reflects an expense limitation. As a result, expenses of the fund for the year ended September 30, 1992 and the period ended September
30, 1991
    reflect reductions of approximately $0.02 and $0.07 per share, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Not annualized.

(d) The ratio of expenses to average net assets for the year ended
    September 30, 1995 included amounts paid through expense offset arrangements.
    Prior period ratios exclude these amounts.
/TABLE

Financial highlights
(For a share outstanding throughout the period)


             Year ended November 30
                                                1995        1994
      1993       1992
Net asset value,
beginning of year                              $1.00       $1.00
     $1.00      $1.00
Investment operations:

Net investment income                          .0318       .0188
     .0165   .0259(a)
Net realized gain on investments                  --          --
     .0001         --
Total from investment operations               .0318      $.0188
    $.0166     $.0259
Less distributions:

From net investment income                   (.0318)     (.0188)
   (.0165)    (.0259)
From net realized gain
on investments                                    --          --
   (.0001)         --
Total distributions                          (.0318)     (.0188)
   (.0166)    (.0259)
Net asset value, end of year                   $1.00       $1.00
     $1.00      $1.00
Total investment return
at net asset value (%)(b)                       3.23        1.90
      1.67       2.62
Net assets,
end of period (in thousands)                 $38,873     $44,815
   $50,473    $57,705
Ratio of expenses to average
 net assets (%)(c)                              0.91         .77
       .91     .78(a)
Ratio of net investment income
to average net assets (%)                       3.18        1.86
      1.69    2.59(a)

                                                        For the
period
                                                      October 26,
1987

(commencement of

operations) to
                       Year ended November 30
November 30
   1991         1990        1989         1988        1987
  $1.00        $1.00       $1.00        $1.00       $1.00

            .0399(a)    .0497(a)     .0530(a)    .0436(a)
 .0041(a)
     --           --          --           --          --
 $.0399       $.0497      $.0530       $.0436      $.0041

(.0399)      (.0497)     (.0530)      (.0436)     (.0041)
     --           --          --           --          --
(.0399)      (.0497)     (.0530)      (.0436)     (.0041)
  $1.00        $1.00       $1.00        $1.00       $1.00

   4.07         5.09        5.44         4.46     0.41(c)
$64,286      $63,671     $51,113      $34,432      $3,953
 .80(a)       .67(a)      .67(a)       .64(a)   .05(a)(c)

3.96(a)      4.95(a)     5.31(a)      4.34(a)   .47(a)(c)

(a) Reflects an expense limitation and, during the year ended
November 30, 1988 and the
period ended November 30,1987, a waiver of distribution fees in effect during the period.
As a result of such limitations, expenses of the fund for the years ended November 30,
1992, 1991, 1990, 1989, 1988 and for the period ended November
30, 1987 reflect reductions
of $0.0024, $0.0034, $0.0043, $0.0048, $0.0061 and $0.0015 per
share respectively.
(b) Total investment return assumes dividend reinvestment.
(c) The ratio of expenses to average net assets for the year ended November 30, 1995 includes amounts paid through expense offset arrangements. Prior year ratios exclude these amounts.

OBJECTIVES

The Income        and Money Market Funds seek as high a level of
current income exempt from federal income tax and New York State and City personal income taxes as Putnam Investment Management, Inc. ("Putnam Management") believes is consistent with preservation of capital and, in the case of the Money Market
Fund,         maintenance of liquidity and stability of
principal. The Opportunities Fund seeks high current income exempt from federal income tax and New York State and City personal income taxes. Under current law, to the extent
distributions by the    funds     are derived from interest on
New York    tax-exempt securities     (which are described below)
and are designated as such, they will be exempt from federal income tax and New York State and City personal income taxes.
None of the    funds is     intended to be a complete investment
program, and there is no assurance that any    fund     will
achieve its objective.

HOW    THE FUNDS PURSUE THEIR     OBJECTIVES

BASIC INVESTMENT STRATEGY

EACH    FUND     SEEKS ITS OBJECTIVE BY INVESTING PRIMARILY IN A
PORTFOLIO OF NEW YORK    TAX-EXEMPT SECURITIES     (AS DEFINED
BELOW).  The    funds     have separate investment policies
involving    different     levels of yield and risk.

THE INCOME FUND

PUTNAM NEW YORK TAX EXEMPT INCOME FUND        SEEKS ITS OBJECTIVE
BY INVESTING PRIMARILY IN LONGER-TERM NEW YORK    TAX-EXEMPT
SECURITIES (WHICH ARE DESCRIBED     BELOW).  It is a fundamental
policy of the Income Fund that    at least     90% of the Income
Fund's investment income distributions will be exempt from federal income tax and New York State and City personal income taxes, except during times of adverse market conditions when more
than 10% of         investment income distributions could be
subject to    those taxes.

The Income Fund may also hold its assets in cash or money market
instruments.  The Income Fund's investments in New York    tax-
exempt securities     and taxable obligations will be limited to
securities rated at the time of purchase not lower than the five highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, Baa or Ba) and Standard & Poor's
   ("S&P")     (AAA, AA, A, BBB or BB), or unrated securities
which Putnam Management determines are of comparable quality.

    The Income Fund will not purchase a New York    tax-exempt
security     rated both Ba by Moody's and BB by    S&P     or, if
unrated, determined by Putnam Management to be of comparable
quality, if, as a result, more than 25% of the    fund's
total assets would be of that quality.     The     rating
services' descriptions of the five highest grades of debt
securities    are included in the prospectus.      For more
detailed information about the risks of investing in lower-rated securities, see "Risk Factors" below.

Putnam Management may take full advantage of the entire range of
New York    tax-exempt securities     and may adjust the average
maturity of the Income Fund's portfolio from time to time depending on its assessment of relative yields on securities of different maturities and its expectations of future changes in interest rates.

   Putnam Management may take full advantage of the entire
range     of New York    tax-exempt securities and may     adjust
the average maturity of the    Income Fund's     portfolio from
time to time        depending on its assessment of relative
yields    on securities of different maturities and its
expectations of future changes in interest rates.

Putnam Management may take full advantage of the entire range of
New York tax-exempt securities and may adjust the average
maturity of the Income Fund's portfolio from time to time
depending on its assessment of relative yields on     securities
of different maturities and its expectations of future changes in interest rates.

THE OPPORTUNITIES FUND

PUTNAM NEW YORK TAX EXEMPT OPPORTUNITIES FUND        SEEKS ITS
OBJECTIVE BY INVESTING IN A PORTFOLIO OF NEW YORK    TAX-EXEMPT
SECURITIES     WHICH PUTNAM MANAGEMENT BELIEVES DOES NOT INVOLVE
UNDUE RISK TO INCOME OR PRINCIPAL.  THE    FUND     IS DESIGNED
FOR INVESTORS WILLING TO ASSUME ADDITIONAL RISK IN RETURN FOR THE OPPORTUNITY TO EARN ABOVE-AVERAGE TAX-EXEMPT INCOME. It is a
fundamental policy of the    fund     that under normal
circumstances at least 80% of the    fund's     net assets will
be invested in New York    tax-exempt securities.  The fund
may hold a portion of its assets in cash or money market instruments.

The    fund     will invest at least a majority of its assets in
securities considered to be "investment grade." Such securities will be rated at the time of purchase at least Baa by Moody's or
BBB by    S&P    , or will be unrated securities which Putnam
Management determines are of comparable quality.  The    fund
may invest the balance of its assets in high yielding lower-rated securities that at the time of purchase are rated at least B by
Moody's or    S&P     or in unrated securities that Putnam
Management determines are of comparable quality. Securities in these lower rating categories are considered to be of poor standing and predominantly speculative. For more detailed information about the risks associated with investing in lower-
rated securities, see "Risk factors" below.  For    these
rating services' descriptions of tax-exempt securities and other
rating information   ,     see "Securities    ratings    ."

   Putnam Management may take full advantage of the entire range of New York tax-exempt securities and may adjust the average maturity of the Opportunities Fund's portfolio from time to time depending on its assessment of relative yields on securities of different maturities and its expectations of future changes in interest rates.

THE MONEY MARKET FUND

PUTNAM NEW YORK TAX EXEMPT MONEY MARKET FUND        FOLLOWS THE
FUNDAMENTAL POLICY THAT 90% OF THE    FUND'S     INVESTMENT
INCOME DISTRIBUTIONS NORMALLY WILL BE EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND CITY PERSONAL INCOME TAXES. Subject to this limitation, the Money Market Fund may also invest in high quality taxable money market instruments of the type described under "Alternative investment strategies" below.

The Money Market Fund will invest in only the following New York
   tax-exempt securities    :  (i) municipal notes rated at least
MIG-2 by Moody's; (ii) municipal bonds rated Aa or better by
Moody's or AA or better by    S&P    ; (iii) municipal securities
backed by the U.S. government; (iv) short-term discount notes (tax-exempt commercial paper) rated at least Prime-2 by Moody's
or A-2 by    S&P    ; (v) participation interests in any of the
foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if the Money
Market Fund's Trustees determine they are of         comparable
   quality    .  In connection with the         purchase of New
York    tax-exempt securities    , the Money Market Fund may
acquire stand-by commitments, which give the Money Market Fund the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the Money Market Fund but are subject to the risk that the dealer may fail to meet its obligations. The Money Market Fund does not generally expect to pay additional consideration for stand-by commitments nor to assign any value to them.

THE MONEY MARKET FUND FOLLOWS INVESTMENT AND VALUATION POLICIES DESIGNED TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
There can be no assurance that the    fund     will be able to
maintain a stable net asset value of $1.00 per share.  The Money
Market Fund will invest in New York    tax-exempt securities
maturing in 397 days or less from the time of investment and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Money Market Fund may invest in variable or
floating-rate New York    tax-exempt securities     which bear
interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

Considerations of liquidity and preservation of capital mean that the Money Market Fund may not necessarily invest in New York
   tax-exempt securities     paying the highest available yield
at a particular time. Consistent with its investment objective, the Money Market Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Money Market Fund will also invest to take advantage of what Putnam Management believes to be temporary disparities in yields of different segments of the
market for New York    tax-exempt securities     or among
particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Money Market Fund, may result in frequent changes in the Money Market Fund's portfolio. Portfolio turnover may give rise to taxable gains.

The portfolio of the Money Market Fund will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the Money Market Fund. Although the Money Market Fund's investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

   ALTERNATIVE MINIMUM TAX

INTEREST INCOME FROM CERTAIN TYPES OF NEW YORK TAX-EXEMPT
SECURITIES MAY BE SUBJECT TO FEDERAL ALTERNATIVE MINIMUM TAX FOR
INDIVIDUALS AND CORPORATIONS.

None of the funds treat securities the interest from which may be subject to federal alternative minimum tax for individuals and corporations as New York tax-exempt securities for purposes of determining compliance with its 80% test (in the case of the Opportunities Fund) and its 90% test (in the case of the Income and Money Market Funds).

ALTERNATIVE INVESTMENT STRATEGIES

At times Putnam Management may judge that conditions in the
markets for New York    tax-exempt securities     make pursuing a
   fund's     basic investment strategy inconsistent with the
best interests of its shareholders. At such times Putnam Management may temporarily use alternative investment strategies primarily designed to reduce fluctuations in the value of the
fund's assets    .

In implementing these    defensive     strategies, the
Income        and Opportunities Funds may invest without limit in
taxable obligations, such as obligations of the U.S. government, its agencies or instrumentalities; other debt securities rated
within the four highest grades by either Moody's   or S&P    ;
commercial paper rated in the highest grade by    either
rating service (Prime-1 or A-1+, respectively); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other securities that Putnam Management considers consistent with such
defensive strategies.  Similarly, for    defensive     purposes,
the Money Market Fund may invest in taxable high quality money market instruments, including bank certificates of deposit, bankers' acceptances, prime commercial paper, high-grade, short-term corporate obligations, short-term U.S. government securities, repurchase agreements, or other securities Putnam Management considers consistent with such defensive strategies.

    It is impossible to predict when, or for how long, a fund
will use    these     alternative strategies.  The interest
income from these instruments would be subject to federal income tax and/or New York State and City personal income taxes.

   NEW YORK TAX-EXEMPT     SECURITIES

   NEW YORK TAX-EXEMPT     SECURITIES         INCLUDE OBLIGATIONS
OF THE STATE OF NEW YORK, ITS POLITICAL SUBDIVISIONS, AND THEIR
AGENCIES, INSTRUMENTALITIES   ,     OR OTHER GOVERNMENTAL UNITS,
THE INTEREST    ON     WHICH, IN THE OPINION OF BOND COUNSEL, IS
EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND CITY
PERSONAL INCOME TAXES.

    These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts.

    They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or
medical facilities,         or to fund short-term cash
requirements.     They may also include certain types of
industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities.

Short-term New York    tax-exempt securities     may be issued as
interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. New
York    tax-exempt securities     may also include debt
obligations issued by    certain     other governmental entities,
such as    U.S.     territories, if    these     debt obligations
generate interest income    that     is exempt from federal
income tax and New York State and City personal income taxes.

THE TWO PRINCIPAL CLASSIFICATIONS OF NEW YORK    TAX-EXEMPT
SECURITIES     ARE GENERAL OBLIGATION AND SPECIAL OBLIGATION (OR
SPECIAL REVENUE OBLIGATION) SECURITIES.

    GENERAL OBLIGATION securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

    SPECIAL OBLIGATION (or SPECIAL REVENUE OBLIGATION) securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases special obligation securities,
   whose     credit quality    is tied     to the private user of
the facilities.

The    funds     (excluding the Money Market Fund) may also
invest in securities representing interests in New York    tax-
exempt securities    , known as "inverse floating obligations" or
"residual interest bonds   ."  These obligations     pay interest
rates that vary inversely    with     changes in the interest
rates of specified short-term tax   -    exempt securities or an
index of short-term tax   -    exempt securities.  The interest
rates on inverse floating obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline.

   These     securities have the effect of providing a degree of
investment leverage   .  They     will generally    respond
to changes in market interest rates    more rapidly than
fixed-rate long-term         securities    (typically twice as
fast) . As a result, the market values of inverse floating obligations and residual interest bonds will generally be more
volatile than the market values of fixed-rate tax   -    exempt
securities.

   RISK FACTORS

   THE INCOME     AND OPPORTUNITIES FUNDS

THE VALUES        OF NEW YORK    TAX-EXEMPT SECURITIES
FLUCTUATE IN RESPONSE TO CHANGES IN INTEREST RATES    .  A
decrease in     interest rates   will generally result in an
increase in the value of a fund's assets    .  Conversely, during
periods of rising interest rates, the    value of a fund's assets
will     generally decline.  The magnitude of these fluctuations
generally is greater for securities with longer maturities.
However, the yields on such securities are    also     generally
higher.  In addition, the values of    fixed-income
securities are affected by changes in general economic and business conditions affecting the specific industries of their issuers.

    Changes by recognized rating services in their ratings of
   a fixed-income security and changes     in the ability of an
issuer to make payments of interest and principal    may     also
affect the value of these investments.  Changes in the value of
portfolio securities will not affect         income derived from
   these     securities, but will affect a    fund's     net
asset value.

EACH OF THE INCOME        AND OPPORTUNITIES FUNDS MAY INVEST IN
BOTH HIGHER-RATED AND LOWER-RATED NEW YORK    TAX-EXEMPT
SECURITIES. LOWER-RATED SECURITIES ARE SECURITIES RATED BELOW BAA BY MOODY'S OR BBB BY S&P, (AND UNRATED SECURITIES OF COMPARABLE QUALITY), AND ARE COMMONLY KNOWN AS "JUNK BONDS."
The values of lower-rated securities generally fluctuate more than those of higher-rated securities. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal.

The table below shows the percentages of the Opportunities Fund's
assets invested during fiscal    1995     in securities assigned
to the various rating categories by         S&P   , or, if
unrated by S&P, assigned to comparable rating categories by
Moody's,     and in unrated securities determined by Putnam
Management to be of comparable quality:

              UNRATED SECURITIES
    RATED SECURITIES,OF    COMPARABLE     QUALITY,
    AS A PERCENTAGE OFAS A PERCENTAGE
    OPPORTUNITIES    FUND'S      OF OPPORTUNITIES    FUND'S
 RATING           NET     ASSETS          NET     ASSETS

   "AAA"          20.77%                       ---
    "AA"          19.45%                       ---
    "A"           23.10%                       ---
   "BBB"            29.30%                  1.61%
    "BB"             0.17%                    2.97%
 "B    "              ---                2.63%
    ------           -----
  Total               92.79%                7.21%
    ======           =====

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis.
However, the amount of information    available     about the
financial condition of an issuer of New York    tax-exempt
securities     may not be as extensive as that which is made
available by corporations whose securities are publicly traded.
When a    fund     invests in New York    tax-exempt
securities     in the lower rating categories, the achievement of
the    fund's     goals is more dependent on Putnam Management's
ability than would be the case if the    fund     were investing
in New York    tax-exempt securities     in the higher rating
categories.  Investors should consider carefully their ability to
assume the risks of owning shares of a mutual fund    that
may invest in securities in certain of the lower rating categories.

   A fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether continued investment in the security will
assist in meeting a fund's investment objective    .

    In order to enforce its rights in the event of a default
   of these     securities, a    fund     may be required to
   participate in various legal proceedings or     take
possession of and manage assets securing the issuer's obligations
on    the     securities   .  This could     increase    a
fund's     operating expenses and adversely affect    a
fund's     net asset value.  Any income derived from a
   fund's     ownership or operation of such assets would not be
tax-exempt.     The ability of a holder of a tax-exempt security
to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to a privately-issued security.

Certain securities held by the    funds     may permit the issuer
at its option to "call," or redeem, such securities.  If an
issuer were to redeem securities held by a    fund     during a
time of declining interest rates, the    fund     may not be able
to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The    funds     may invest         in so-called "zero-coupon"
bonds whose values are subject to greater fluctuation in response
to changes in market interest rates than bonds    that     pay
interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security.

    Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying
interest currently.  Each    fund     is required to accrue and
distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash.
Thus        the    funds     may have to sell investments to
obtain cash needed to make income distributions.

The secondary market for New York    tax-exempt securities     is
generally less liquid than that for taxable fixed-income
securities, particularly in the lower rating categories.  Thus it
may be more difficult    from time to time     to value or buy
and sell certain securities        .

Certain investment grade    securities     in which the
   funds     may invest share some of the risk factors discussed
above with respect to lower-rated New York    tax-exempt
securities.

   FOR ADDITIONAL INFORMATION CONCERNING THE RISKS ASSOCIATED
WITH INVESTING IN SECURITIES IN THE LOWER RATING CATEGORIES, SEE
THE SAI.

SINCE THE FUNDS     INVEST PRIMARILY IN NEW YORK    TAX-EXEMPT
SECURITIES, THE VALUE     OF EACH    FUND'S SHARES     MAY BE
ESPECIALLY AFFECTED BY FACTORS PERTAINING TO THE NEW YORK STATE ECONOMY AND OTHER FACTORS SPECIFICALLY AFFECTING THE ABILITY OF
ISSUERS OF NEW YORK    TAX-EXEMPT SECURITIES     TO MEET THEIR
OBLIGATIONS.

    As a result, the value of    each of     the Income
and Opportunities    Fund's     shares may fluctuate more widely
than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally.

    The amounts of tax and other revenues available to
governmental issuers of New York    tax-exempt securities     may
be affected from time to time by economic, political and
demographic conditions within    or outside of     New York.  In
addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of New
York    tax-exempt securities     may also affect their ability
to meet their obligations.

    Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will
be made   .  The facility's economic status,     in turn   ,
could be affected by economic, political and demographic
conditions    affecting     the    state    .

    Any reduction in the actual or perceived ability of an issuer
of New York    tax-exempt securities     to meet its obligations
        would likely    have an adverse effect on     the market
value and marketability of its obligations    .  A reduction in
the rating of the issuer's outstanding securities would be included among these factors. Doubts surrounding an issuer's
ability to meet its obligations also could     adversely
   affect     the values of other New York    tax-exempt
securities     as well.

   At times, a substantial portion of a fund's assets may be
invested     in securities    as to which a fund, by itself or
together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion.
Under adverse market or economic conditions or     in the
   event of adverse changes in the financial condition of the issuer, a fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing such fund's net asset value.

ALL FUNDS

DIVERSIFICATION AND CONCENTRATION POLICIES

The Income Fund is a "diversified" investment company and the
        Opportunities         and Money Market    Funds     are
"non-diversified" investment companies   .  This means that,
under the Investment Company Act of 1940   and other applicable
law, the Income Fund may invest up to 25%     of its total assets
in the    securities of one or more issuers of New York tax-
exempt securities and each of the Opportunities and Money Market
funds may invest up to 25%     of its total assets in the
   securities of two or more issuers of New York tax-exempt securities. Each fund is limited with respect to the remaining
portion of its assets to investing 5% or less     of its total
assets in the securities of any one issuer   (other than the U.S.
government).

As a result of this policy and because of the relatively small number of issuers of New York tax-exempt securities, each fund is
more likely to invest a higher percentage     of its
assets in the securities of    a single     issuer   than an
investment company that     invest    in a broad range of tax-
exempt securities. This practice involves an increased risk of loss to a fund if the issuer were unable to make interest or principal payments or if the market value of these securities were to decline.

A FUND WILL NOT INVEST MORE THAN     25% OF ITS TOTAL ASSETS IN
   ANY ONE INDUSTRY.  Governmental     issuers of New York
        tax-exempt securities   are not considered part of any
"industry." However, for this purpose (and for diversification purposes discussed above) New York tax-exempt securities backed
only by the     assets    and revenues of nongovernmental users
may be deemed to be issued by such nongovernmental users. Thus, the 25% limitation would apply to these obligations.

   It is possible that a fund may     invest more than 25% of its
        assets in a broader segment of the    market for     New
York    tax-exempt securities    , such as revenue obligations of
hospitals and other health care facilities, housing revenue obligations, or airport revenue obligations. This would be the case only if Putnam Management determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration.

    Although    these     obligations could be supported by the
credit of governmental    issuers     or by the credit of
nongovernmental    issuers     engaged in a number of industries,
economic, business, political and other developments generally
affecting the revenues of    these issuers may have a general
adverse effect on all New York tax-exempt securities in a
particular market segment.  (Examples would include     proposed
legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their
services or    products.)

Each    fund     reserves the right to invest more than 25% of
its assets in industrial development bonds and private activity securities.

   INVESTMENTS IN PREMIUM SECURITIES

During a period of declining interest rates, many of the Income and Opportunities Fund's portfolio investments will likely bear coupon rates that are higher than current market rates, regardless of whether these securities were originally purchased at a premium. These securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of each fund's shares.

The values of these "premium" securities tend to approach the principal amount as the securities approach maturity (or call price in the case of securities approaching their first call date). As a result, an investor who purchases shares of a fund during these periods would initially receive higher monthly distributions (derived from the higher coupon rates payable on the fund's investments) than might be available from alternative investments bearing current market interest rates. But the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in the fund, investors may find it useful to compare the fund's current dividend rate with the fund's "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

PORTFOLIO TURNOVER

The length of time    a fund     has held a particular security
is not generally a consideration in investment decisions.  A
change in the securities held by a    fund     is known as
"portfolio turnover."  As a result of the    funds'
investment policies, under certain market conditions each
   fund's     portfolio turnover rate may be higher than that of
other mutual funds.

    Portfolio turnover generally involves some expense to a
   fund    , including brokerage commissions or dealer
   markups     and other transaction costs on the sale of
securities and reinvestment in other securities.     These
transactions may result in realization of taxable    capital
gains. Portfolio turnover rates for the ten most recent fiscal years of the Income Fund and for the life of the
Opportunities    Fund     are shown in the section "Financial
highlights."

FINANCIAL FUTURES AND OPTIONS

   EACH OF THE INCOME AND OPPORTUNITIES FUNDS MAY PURCHASE AND
SELL FINANCIAL FUTURES CONTRACTS FOR HEDGING PURPOSES.

        Futures contracts on    the     Municipal Bond Index are
traded on the Chicago Board of Trade.  This    index     is
intended to represent a numerical measure of market performance
for long-term tax   -    exempt bonds.  An "index future" is a
contract to buy or sell units of a particular securities index at an agreed price on a specified future date. Depending on the
change in value of the index between the time    a fund
enters into and terminates an index futures contract, the
   fund     realizes a gain or loss.  The Income        and
Opportunities Funds may purchase and sell futures contracts on
the    index     (or any other tax-exempt bond index approved for
trading by the Commodity Futures Trading Commission) to hedge
against general changes in market values of New York    tax-
exempt securities that a fund     owns or expects to purchase.
The Income        and Opportunities Funds may also purchase and
sell put and call options on index futures or on the
   indexes     directly, in addition to or as an alternative to
purchasing and selling index futures.

   For hedging purposes, each     of the Income        and
Opportunities Funds may also        purchase and sell futures
contracts and related options    on     U.S. Treasury securities,
including U.S. Treasury bills, notes and bonds ("U.S.
   government securities")     and options directly on U.S.
   government securities. U.S. government securities futures and options would be used for purposes similar to index futures and
options    .

In addition, each of the Income        and Opportunities Funds
may purchase put and call options on, or warrants to purchase,
New York    tax-exempt securities    , either directly or through
custodial arrangements in which the    fund     and other
investors own an interest in one or more options on New York
   tax-exempt securities    .

THE USE OF FUTURES AND OPTIONS INVOLVES CERTAIN SPECIAL RISKS AND
MAY RESULT IN REALIZATION OF TAXABLE INCOME OR CAPITAL GAINS.
FUTURES AND OPTIONS TRANSACTIONS INVOLVE COSTS AND MAY RESULT IN
LOSSES.

    Certain risks arise    from     the possibility of imperfect
correlations between movements in the prices of financial futures and options and movements in the prices of the underlying bond
index or U.S.    government securities     or of the New York
   tax-exempt securities that     are the subject of the hedge.
The successful use of futures and options further depends on Putnam Management's ability to forecast interest rate movements correctly.

    Other risks arise from    the     potential inability to
close out         futures or         options positions   .
There     can be no assurance that a liquid secondary market will
exist for any futures contract or option at a particular time. Certain provisions of the Internal Revenue Code and certain
regulatory requirements may limit    the use of     futures and
options transactions.

A MORE DETAILED EXPLANATION OF FINANCIAL FUTURES AND OPTIONS
TRANSACTIONS AND THE RISKS ASSOCIATED WITH THEM IS INCLUDED IN
THE    SAI    .

OTHER INVESTMENT PRACTICES

THE    FUNDS     MAY ALSO ENGAGE         IN THE FOLLOWING
INVESTMENT PRACTICES, EACH OF WHICH MAY RESULT IN TAXABLE INCOME
OR CAPITAL GAINS AND INVOLVES CERTAIN SPECIAL RISKS.  THE
   SAI     CONTAINS MORE DETAILED INFORMATION ABOUT THESE
PRACTICES, INCLUDING LIMITATIONS DESIGNED TO REDUCE THESE RISKS.

REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS.  Each    fund
may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times.
Each    fund     may also purchase securities for future
delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some
risk to a    fund     if the other party should default on its
obligation and that    fund     is delayed or prevented from
recovering the collateral or completing the transaction.

   DERIVATIVES

Certain of the instruments in which each fund will invest, such as financial futures and options and inverse floating obligations in the case of the Income and Opportunities funds, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

LIMITING INVESTMENT RISK

SPECIFIC INVESTMENT RESTRICTIONS HELP THE    FUNDS     LIMIT
INVESTMENT RISKS FOR THEIR SHAREHOLDERS.  These restrictions
prohibit a    fund     from    acquiring     more than    10%
of the    voting     securities of any one issuer    or more
than    10% of any one class of     securities    of any one
issuer.*  They also prohibit each fund from otherwise investing:

(a) (for all funds)     5% of its    net     assets in securities
of any         issuer         if the party responsible for
payment, together with any predecessors, has been in operation for less than three years (except U.S. government and agency
obligations and obligations backed by the    full     faith,
credit and taxing power of any person authorized to issue New
York    tax-exempt securities);

(b) (for all funds)     15% of its net assets in securities
restricted as to resale (excluding restricted securities that have been determined by the Trustees (or the person designated by them to make such determinations) to be readily marketable)*;

   (c) (for all funds)     15% of its net assets in any
combination of securities that are not readily marketable, in securities restricted as to resale (excluding restricted securities that have been determined by the Trustees (or the person designated by them to make such determinations) to be readily marketable) and in repurchase agreements maturing in more than seven days.

   The Money Market Fund has not invested more than 10% of its net assets in the types of securities listed in item (b) and has no current intention of doing so.

Restrictions marked with an asterisk (*) above are summaries of
        fundamental investment policies.  See the    SAI     for
the full text of these policies and the    funds'     other
fundamental investment policies.  Except for investment policies
designated as fundamental in this    prospectus     or the
   SAI    , the investment policies described in this
   prospectus     and in the    SAI     are not fundamental
policies. The Trustees may change any non-fundamental investment policies without shareholder approval. As a matter of policy,
the Trustees would not materially change a    fund's
investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

THE INCOME         FUND AND THE OPPORTUNITIES FUND

EACH    FUND'S     INVESTMENT PERFORMANCE MAY FROM TIME TO TIME
BE INCLUDED IN ADVERTISEMENTS ABOUT THE    FUND    .  "Yield" for
each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the
maximum public offering price per share of    the     class on
the last day of that period.

    For    purposes of calculating yield    , net investment
income is calculated in accordance with SEC regulations and may
differ from         net investment income as determined for
   financial reporting     purposes.  SEC regulations require
that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities.
The current dividend rate is based on         net investment
income as determined for    tax     purposes, which may not
reflect amortization in the same manner.  See "How    the funds
pursue their     objectives        -- Investments in premium
securities."

    Yield    is based on the price of the shares, including
the maximum initial sales charge in the case of    class     A
shares and    class     M shares, but does not reflect the
        contingent deferred sales charge in the case of
   class     B shares.  "Tax-equivalent   "     yield         for
each class of shares shows the effect on performance of the tax-
exempt status of distributions received from a    fund    .  It
reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an
after-tax yield equivalent to    a class's     tax-exempt yield.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return
on an investment of $1,000 in a    fund     invested at the
maximum public offering price (in the case of    class     A and
   class     M shares) or reflecting the deduction of any
applicable contingent deferred sales charge (in the case of
   class     B shares).  Total return may also be presented for
other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales
charge would be reduced if    the     sales charge were used.

THE MONEY MARKET FUND

THE MONEY MARKET FUND'S INVESTMENT PERFORMANCE MAY FROM TIME TO
TIME BE INCLUDED IN ADVERTISEMENTS ABOUT THE    FUND    .
"Yield" represents an annualization of the change in value of a shareholder account (excluding any capital changes) for a specific seven-day period. "Effective yield" compounds the Money Market Fund's yield for a year and is, for that reason, greater than the Money Market Fund's yield. "Tax-equivalent yield" shows the effect on performance of the tax-exempt status of distributions received from the Money Market Fund. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equivalent to the Money Market Fund's tax-exempt yield or tax-exempt effective yield.

ALL    FUNDS

ALL DATA    ARE     BASED ON         PAST INVESTMENT RESULTS AND
   DO     NOT PREDICT FUTURE PERFORMANCE.

    Investment performance, which will vary, is based on many
factors, including market conditions, the composition of    a
fund's     portfolio,    a fund's     operating expenses
and which class of shares    the investor purchases    .
Investment performance also often reflects the risks associated
with    a fund's     investment objective and policies.  These
factors should be considered when comparing    a fund's
investment results    with     those of other mutual funds and
other investment vehicles.

    Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the
limitation had not been in effect.  Each    fund's
performance may be compared to    that of     various
   indexes.      See the    SAI    .

HOW THE FUNDS ARE MANAGED

THE TRUSTEES ARE RESPONSIBLE FOR GENERALLY OVERSEEING THE CONDUCT
OF    A FUND'S     BUSINESS.  Subject to such policies as the
Trustees may determine, Putnam Management furnishes a continuing
investment program for each    fund     and makes investment
decisions on that    fund's     behalf.  Subject to the control
of the Trustees, Putnam Management also manages the    funds'
other affairs and business.

   Each fund pays Putnam Management a quarterly fee for these services based on the fund's average net assets. See "Expenses summary" and the SAI.

The following officers     of Putnam Management    have     had
primary responsibility for the day-to-day management of    each
fund's     portfolio since the    year stated below:

                                  Business experience
                          Year    (at least 5 years)
                          ----    -------------------

INCOME FUND
-----------

David J. Eurkus
Senior Vice President        1985      Employed as an investment

                                        professional     by
Putnam
                                       Management since    1983.

James E. Erickson
Managing Director         1996    Employed as an investment
                                  professional by Putnam
                                  Management since 1978.

OPPORTUNITIES FUND
------------------

Michael Bouscaren
Senior Vice President     1994         Employed as an investment

                                       professional by Putnam
                                       Management since     1994.
                                       Prior to    1994,     Mr.
                                       Bouscaren was President
and
                                       Chairman of the Board of
                                       Directors at Salomon
Brothers
                                       Series Funds, Inc., and a
                                       Director of Salomon
Brothers
                                       Asset Management, Inc.

   James E. Erickson
Managing Director         1996    Employed as an investment
                                  professional by     Putnam
                                  Management    since 1978.

MONEY MARKET FUND
   -----------------

Lindsey C. Strong
Vice President            1993         Employed as an investment

                                       professional     by Putnam
                                       Management since
1984.


Each    fund     pays all expenses not assumed by Putnam
Management, including Trustees' fees, auditing, legal, custodial, investor servicing, and shareholder reporting expenses, and
payments under any    distribution plans    .  In the case of the
Income        and Opportunities Funds, payments    under any
distribution plan     are in turn allocated to the relevant class
of shares.  Expenses of the Trust directly charged or
attributable to the Income Fund         will be paid from the
assets of    that fund    .  General expenses of the Trust will
be allocated among    the Trust's series     and charged to the
assets of the Income         Fund on a basis that the Trustees
deem fair and equitable, which may be based on the relative
assets of each    series     or the nature of the services
performed and their relative applicability to each    series.
Each    fund also     reimburses Putnam Management for the
compensation and related expenses of certain of its officers and their staffs who provide administrative services to such
   fund    .  The total reimbursement is determined annually by
the Trustees.

Putnam Management places all orders for purchases and sales of
the    funds'     securities.  In selecting broker-dealers,
Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may
consider sales of shares of each    fund     (and, if permitted
by law, of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Each of the Trust, the Opportunities Fund and the Money Market Fund is a Massachusetts business trust organized on May 12, 1983, September 20, 1990 and September 2, 1987, respectively. Copies of their Agreements and Declarations of Trust, which are governed by Massachusetts law, are on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to June 1, 1994, the Trust was known as Putnam New York Tax Exempt Income Fund.

The Trust, the Opportunities Fund and the Money Market Fund are open-end management investment companies with an unlimited number of authorized shares of beneficial interest. Their shares may, without shareholder approval, be divided into two or more series of such shares. Shares of the Trust are currently divided into two series of shares: Putnam New York Tax Exempt Income Fund and Putnam New York Intermediate Tax Exempt Fund.

    Any such series of shares may be divided        without
shareholder approval        into two or more classes of shares
having such preferences and special or relative rights and
privileges as the Trustees         determine.  The Income Fund's
shares and the Opportunities Fund's shares are currently divided
into three classes   .  Only the Income Fund and
Opportunities     Fund's    class A, B and M     shares are
   offered by this prospectus.  Such funds may also offer
other     classes    of shares with different sales charges and
expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual
Funds (at 1-800-225-1581)    .  The Money Market Fund's shares
are not currently divided into classes.

Each share has one vote, with fractional shares voting
proportionally.  Shares of the    Trust vote in the aggregate
on all matters except (i) when required by the Investment Company
Act of 1940,    or     (ii) when the Trustees have determined
that the matter affects only the interests of one    series    .
        Shares of each class         will vote together as a
single class except when otherwise required by law or as
determined by the Trustees.  Shares         are freely
transferable, are entitled to dividends as declared by the
Trustees, and, if a    fund     were liquidated, would receive
the net assets of that    fund.  A fund     may suspend the sale
of shares at any time and may refuse any order to purchase
shares.  Although    a fund is     not required to hold annual
meetings of    its     shareholders, shareholders holding at
least 10% of the    Trust's or the Money Market Fund's
outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as
provided in each    relevant     Agreement and Declaration of
Trust.

   Although each fund is offering only its own shares in this prospectus, it is possible that a fund might become liable for any misstatement in the prospectus about another fund. The Trustees of each fund have considered this factor in approving the use of a single prospectus.

If you own fewer shares than a minimum amount set by the Trustees
(presently 20 shares for the Income        and Opportunities
Funds and 500 shares for the Money Market Fund),    a fund
may choose to redeem your shares        .  You will receive at
least 30 days' written notice before a    fund     redeems your
shares, and you may purchase additional shares at any time to
avoid a redemption.  Each    fund     may also redeem
shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

THE TRUSTEES OF THE    FUNDS    :  GEORGE PUTNAM,* CHAIRMAN.
President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; WILLIAM F. POUNDS, VICE CHAIRMAN. Professor of Management, Alfred P. Sloan School
of Management,    Massachusetts Institute of Technology    ;
JAMESON ADKINS BAXTER, President, Baxter Associates, Inc.; HANS
H. ESTIN, Vice Chairman, North American Management Corp   .    ;
JOHN A. HILL, Principal and Managing Director, First Reserve
Corporation; ELIZABETH T. KENNAN, President    Emeritus and
Professor    , Mount Holyoke College; LAWRENCE J. LASSER,* Vice
President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; ROBERT
E. PATTERSON, Executive Vice President, Cabot Partners Limited
Partnership; DONALD S. PERKINS,   *     Director of various
corporations, including AT&T,    Kmart     Corporation and Time
Warner Inc.; GEORGE PUTNAM, III,* President, New Generation
Research, Inc.   ; ELI SHAPIRO, Alfred P. Sloan Professor of
Management, Emeritus, Alfred P. Sloan School of Management,
Massachusetts Institute of Technology    ; A.J.C. SMITH,*
Chairman, Chief Executive Officer and Director, Marsh & McLennan Companies, Inc.; and W. NICHOLAS THORNDIKE, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern
Utilities Associates.  The    funds'     Trustees are also
Trustees of the other Putnam funds. Those marked with an asterisk
(*) are    or may be deemed to be     "interested persons" of the
Trust, the Opportunities Fund, the Money Market Fund, Putnam Management or Putnam Mutual Funds.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS

   THE     INCOME        AND OPPORTUNITIES FUNDS

The Income Fund and Opportunities Fund offer investors three
classes of shares   that bear     sales charges in different
forms and amounts and    that bear     different levels of
expenses:

CLASS A SHARES.  An investor who purchases    class     A shares
pays a sales charge at the time of purchase.  As a result,
   class     A shares are not subject to any charges when they
are redeemed   ,     except for    certain     sales at net asset
value    that     are subject to a contingent deferred sales
charge    ("CDSC")    .  Certain purchases of    class     A
shares qualify for reduced sales charges.  Class A shares
bear a    lower     12b-1 fee    than class B and class M
shares.  See "How to buy shares --         Class A shares       "
   and "Distribution plans."

CLASS B SHARES.  Class B shares         are sold without an
initial sales charge, but are subject to a    CDSC     if
redeemed within    a specified period after purchase    .  Class
B shares also bear a higher 12b-1 fee than    class A and class M
shares.      Class    B shares automatically convert into
class     A shares,         based on relative net asset value,
approximately eight years after purchase.     For more
information about the conversion of class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. The discussion will also note certain
circumstances under which a conversion may not occur.      Class
B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is
made   .  Until conversion, class B shares     will have a higher
expense ratio and pay lower dividends than    class     A    and
class M     shares    because of     the higher 12b-1 fee.  See
"How to buy shares --         Class B shares       "    and
"Distribution plans."

CLASS M SHARES       .  An investor who purchases    class     M
shares         pays a sales charge at the time of purchase
   that     is lower than the sales charge applicable to
   class     A shares.          Certain purchases of    class
M shares qualify for reduced sales charges.  Class M shares
        bear a 12b-1 fee    that is lower than class B shares but
higher than class A shares.      Class M    shares are not
subject to any CDSC and do not convert into any other class
of     shares.  See "How to buy shares -- Class M shares       "
   and "Distribution plans."

WHICH ARRANGEMENT IS    BEST     FOR YOU?  The decision as to
which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider
   class     A or    class     M shares.  Investors who prefer
not to pay an initial sales charge might consider    class     B
shares.  Orders for    class     B shares for $250,000 or more
        will be treated as orders for    class     A shares or
declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services.
         Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

THE INCOME        AND OPPORTUNITIES FUNDS

You can open    a fund     account with as little as $500 and
make additional investments at any time with as little as $50.
You can buy shares of the Income   and     Opportunities
Funds three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

BUYING SHARES THROUGH PUTNAM MUTUAL FUNDS.  Complete an order
form and    write     a check    for the amount you wish to
invest,     payable to the    fund.  Return the completed form
and check     to Putnam Mutual Funds, which will act as your
agent in purchasing shares through your designated investment dealer.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $25 or more per month through automatic deductions
from your bank checking    or savings     account.  Application
forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

CLASS A    SHARES

The public offering price of    class     A shares is the net
asset value plus a sales charge   that     varies depending on
the size of your purchase    .  The funds receive the net asset
value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    SALES CHARGE       AMOUNT OF
                             AS A PERCENTAGE OF:    SALES CHARGE
                             -------------------        REALLOWED
   TO
                                   NET                  DEALERS
   AS A
AMOUNT OF TRANSACTION           AMOUNT  OFFERING
PERCENTAGE    OF
AT OFFERING PRICE    ($)      INVESTED     PRICE        OFFERING
PRICE
-----------------------------------------------------------------
   Under 25,000                   4.99%     4.75%       4.50%
25,000 but under 100,000          4.71      4.50        4.25
100,000 but under 250,000         3.90      3.75        3.50
250,000 but under 500,000         3.09      3.00        2.75
500,000 but under 1,000,000       2.04      2.00        1.85
----------------------       ------------------------------------
-------

   There is no initial sales charge on purchases of class A shares of $1 million or more. However, a CDSC of 1.00% or 0.50%, respectively, will be imposed if you redeem these shares within the first or second year after purchase, based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

Shares purchased by certain investors investing $1 million or more who have made arrangements with Putnam Mutual Funds and whose dealer of record waived the commission as described below are not subject to the CDSC. In determining whether a CDSC is payable, the fund will first redeem shares not subject to any charge. Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

CLASS B SHARES

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and
(ii) shares otherwise exempt from the CDSC, as described in "How
to buy shares--General" below.   For other shares, the amount of
the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed.

YEAR     1       2        3       4        5       6   7+
---------------------------------------------   ----------------
CHARGE  5%      4%       3%      3%       2%      1%     0%

In determining whether a CDSC is payable on any redemption, the funds will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay.

CLASS M SHARES

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The funds receive the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.

                                 SALES CHARGE        AMOUNT OF
                              AS A PERCENTAGE OF:  SALES CHARGE
                               ------------------- REALLOWED TO
                                 NET               DEALERS AS A
AMOUNT OF TRANSACTION          AMOUNT  OFFERING    PERCENTAGE OF
AT OFFERING PRICE ($)         INVESTED   PRICE    OFFERING PRICE
-----------------------------------------------------------------
Under 50,000                     3.36%    3.25%       3.00%
50,000 but under 100,000         2.30     2.25        2.00
100,000 but under 250,000        1.52     1.50        1.25
250,000 but under 500,000        1.01     1.00        1.00
500,000 and above                NONE     NONE    NONE

GENERAL

YOU MAY BE ELIGIBLE TO BUY    CLASS     A SHARES    AND CLASS
M SHARES         AT REDUCED SALES CHARGES.

    Consult your investment dealer or Putnam Mutual Funds for
details about Putnam's    combined purchase privilege, cumulative
quantity discount, statement of intention, group sales plan,
employee benefit plans,     and other plans.  Descriptions are
also included in the order form and in the    SAI.

The funds may sell class A, class B and class     M shares
        at net asset value without an initial sales charge or a
CDSC to    the fund's     current and retired Trustees (and their
families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of
   fund     shares), financial institution trust departments
investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

    In addition,    the funds     may sell shares at net asset
value without an initial sales charge or a CDSC in connection
with the acquisition by    the funds     of assets of an
investment company or personal holding company   .  The     CDSC
will be waived on redemptions of shares arising out of    the
death or    post-purchase     disability    of a shareholder
or    settlor of a living trust account, and on redemptions
in connection with certain withdrawals from IRA or other
retirement plans.  Up to 12% of the value of         shares
subject to a    systematic withdrawal plan     may also be
redeemed each year without a CDSC.     The SAI contains
additional information about purchasing the fund's shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in,
shares of    the funds     at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the
   fund     may delay payment until the purchase price of those
shares has been collected or, if you redeem by telephone, until
15 calendar days after the purchase date.          To eliminate
the need for safekeeping, the    funds     will not issue
certificates for your shares unless you request them.

    Putnam Mutual Funds    will from time to time    , at its
expense, provide additional promotional incentives or payments to
dealers that sell shares of the Putnam funds.     These
incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of
a business nature.      In some instances, these incentives or
payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

THE MONEY MARKET FUND

The Money Market Fund continuously offers its shares at a price of $1.00 per share. You can open an account with as little as $1,000 and make additional investments at any time for as little as $100. You can buy Money Market Fund shares three ways - by mail, by wire, or through most investment dealers. There are no sales charges on the sale of Money Market Fund shares.

Because the Money Market Fund seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted.
Same Day Funds are monies credited to the account of the Money Market Fund's designated bank by the Federal Reserve Bank of Boston. When payment in Same Day Funds is available to the Money Market Fund prior to the close of regular trading on the New York Stock Exchange, the Money Market Fund will accept the order to purchase shares that day.

If you are considering redeeming shares or transferring shares to another person shortly after purchase, you should pay for those shares with wired Same Day Funds or a certified check to avoid any delay in redemption or transfer. Otherwise, the Money Market Fund may delay payment for shares until the purchase price of those shares has been collected or, if you redeem by
check   or     telephone        , until 15 calendar days after
the purchase date.

After you make your initial investment in the Money Market Fund, Putnam Investor Services will establish an Investing Account for you on the Money Market Fund's records. This account is a complete record of all transactions between you and the Money Market Fund, and at all times shows the balance of shares you own. The Money Market Fund will not issue share certificates.

BUYING SHARES BY MAIL. Complete the order form and send it to Putnam Investor Services with your check, Federal Reserve Draft or other negotiable bank draft drawn on a U.S. bank and payable in U.S. dollars to the order of Putnam New York Tax Exempt Money Market Fund. If you pay by check or draft, the Money Market Fund's designated bank will make Same Day Funds available to the Money Market Fund, and the Money Market Fund will accept the order on the first business day after receipt of your check or draft. If you pay by Federal Reserve Draft, the Money Market Fund will accept the order the day it is received, provided it is received before the close of regular trading on the New York Stock Exchange.

BUYING SHARES BY WIRE. You may invest in the Money Market Fund by bank wire transfer of Same Day Funds to the Money Market
Fund's designated bank. For wiring instructions, see the order form.

Any commercial bank can transfer Same Day Funds by wire.  Wired
   Funds received by the Money Market Fund's designated bank by 3:00 p.m. Boston time are normally accepted for investment on the day received. To be sure that a bank wire order is accepted on the same day it is sent, your bank should wire funds as early in the day as possible. Your bank may charge for sending Same Day Funds on your behalf. The Money Market Fund's designated bank presently does not charge you for receipt of wired Same Day Funds, but reserves the right to charge you for this service.

BUYING SHARES THROUGH INVESTMENT DEALERS. You may, if you wish, purchase shares of the Money Market Fund through investment dealers, which may charge a fee for their services. Most investment dealers have a sales agreement with Putnam Mutual Funds and will be glad to accept your order. If you do not have a dealer, Putnam Mutual Funds can refer you to one. Investment dealers must follow the instructions in the order form.

DISTRIBUTION PLANS

   THE     INCOME        AND OPPORTUNITIES FUNDS

CLASS A    DISTRIBUTION PLANS.  Each fund's class A plan
provides for payments by the    fund     to Putnam Mutual Funds
at the annual rate of up to 0.35% of such    fund's     average
net assets attributable to its    class     A shares.  The
Trustees currently limit payments under the Income Fund's and the
Opportunities Fund's    class     A    plans     to the annual
rate of 0.20% of such assets    .

Putnam Mutual Funds makes quarterly     payments    to
qualifying             dealers (including, for this purpose,
certain financial institutions)    to compensate them     for
services provided in connection with sales of    class     A
shares and the maintenance of shareholder accounts   .  The
payments    are     based on the average net asset value of
   class     A shares         attributable to shareholders for
whom the dealers are designated as the dealer of record.

    This calculation excludes until one year after purchase
shares purchased at net asset value   , known as "NAV
shares,"     by shareholders investing $1 million or more    .
NAV     shares    are not subject to the one-year exclusion
provision in cases where     certain    shareholders who
invested     $1 million or more         have made arrangements
with Putnam Mutual Funds and    the     dealer of record waived
the sales commission.

        Putnam Mutual Funds makes    the quarterly     payments
at the annual rate of 0.15% of such average net asset value for
   class     A shares of the Income Fund and the Opportunities
Fund outstanding as of December 31, 1992 and July 13, 1992, respectively, and 0.20% of the average net asset value of
   class     A shares acquired after these respective dates
(including shares acquired through reinvestment of distributions).

   CLASS B AND CLASS M DISTRIBUTION PLANS.  The class B and class
M plans provide for payments by the funds to     Putnam Mutual
Funds         at the annual rate of         up to 1.00% of the
   funds'     average net assets attributable to    class     B
shares and    class     M shares, as the case may be.  The
Trustees currently limit payments under the         Income Fund's
and Opportunities Fund's    class B and class M plans     to the
annual    rates     of    0.85% and     0.50% of    such assets,
respectively.

Although    class     B shares of each    fund     are sold
without an initial sales charge, Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested (including a prepaid service fee of 0.20% of the amount invested) to dealers
who sell    class     B shares of the Income Fund and
Opportunities Fund        .  These commissions are not paid on
exchanges from other Putnam funds    or on     sales to investors
exempt from the CDSC.

    The amount paid to dealers at the time of the sale of
   class     M shares of the Income Fund and Opportunities Fund
is set forth above under "How to buy shares -   -     The
Income        and Opportunities Funds    -    - Class M Shares."
In addition, in order to further compensate dealers
(including   qualifying     financial institutions) for services
provided in connection with sales of    class     B and
   class     M shares and the maintenance of shareholder
accounts, Putnam Mutual Funds makes quarterly payments to
qualifying dealers   .

The payments are     based on the average net asset value of
   class     B and    class     M shares         attributable to
shareholders for whom the dealers are designated as the dealer of record, except for the first year's service fees with respect to
   class     B shares of the Income Fund and Opportunities Fund,
which are prepaid as described above.  Putnam Mutual Funds makes
   the     payments at an annual rate of 0.20% of such average
net asset value of    class     B and M shares, as the case may
be   .

Putnam Mutual Funds also pays to dealers, as additional compensation with respect to the sale of class M shares of
the Income Fund and    the     Opportunities Fund,    0.20%
of such average net asset value of    class     M shares.  For
   class M shares of the Income Fund and the Opportunities Fund, the total annual payment to dealers equals 0.40% of such average net asset value.

THE MONEY MARKET FUND

        The purpose of the    plan     is to permit the Money
Market Fund to compensate Putnam Mutual Funds for services provided and expenses incurred by it in promoting the sale of shares of the Money Market Fund, reducing redemptions, or maintaining or improving services provided to shareholders by
Putnam Mutual Funds or dealers.  The    plan     provides for
payments by the Money Market Fund to Putnam Mutual Funds at the annual rate of up to 0.35% of the Money Market Fund's average net
assets.     No payments under the plan are currently
authorized.      The Money Market Fund's Trustees have not
authorized any payments under the    plan     for the period
beginning January 1, 1994. Should the Money Market Fund's Trustees decide in the future to approve payments, shareholders
will be notified and this    prospectus     will be revised.

GENERAL (ALL    FUNDS)

Payments under the    plans     are intended to compensate Putnam
Mutual Funds for services provided and expenses incurred by it as
principal underwriter of the    funds'     shares, including the
payments to dealers mentioned above. Putnam Mutual Funds may suspend or modify such payments to dealers.

   The     payments are also subject to the continuation of the
relevant    distribution plan    , the terms of    service
agreements     between dealers and Putnam Mutual Funds, and any
applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

THE INCOME        AND OPPORTUNITIES FUNDS

You can sell your shares to each    fund     any day the New York
Stock Exchange is open, either directly to the    fund     or
through your investment dealer.  A    fund     will only redeem
shares for which it has received payment.

SELLING SHARES DIRECTLY TO A    FUND    .  Send a signed letter
of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value
calculated after the    fund     receives your request in proper
form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

    If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or
certain other financial institutions.  See the    SAI     for
more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

    If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

EACH    FUND     GENERALLY SENDS YOU PAYMENT FOR YOUR SHARES THE
BUSINESS DAY AFTER YOUR REQUEST IS RECEIVED.  Under unusual
circumstances, the    funds     may suspend redemptions, or
postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the
   account application    , Putnam Investor Services will be
authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

    Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

    During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor
Services by telephone    .  In this event,     you may wish to
submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were
issued certificates for         shares    that     remain
outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH YOUR INVESTMENT DEALER. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

THE MONEY MARKET FUND

You can sell your shares to the Money Market Fund any day the New
York Stock Exchange is open, by check, by telephone        , by
mail or through your investment dealer. The Money Market Fund must receive your properly completed application before you may sell shares; certain methods require additional documentation (see below). To enable shareholders to earn daily dividends as long as possible, the Money Market Fund has arranged the following methods of selling shares:

SELLING SHARES BY CHECK.  If you would like to use the Money
Market Fund's check   -    writing service, mark the proper box
on the order form and complete the signature card and, if
applicable, the resolution.     Upon receiving the     properly
completed order form,    signature     card   ,     and
resolution, the Money Market Fund will    send you checks
which     may be made payable to the order of any person in the
amount of $500 or more.          When a check is presented
        for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check.

Shareholders    utilizing fund     checks are subject to the
        bank's rules governing checking accounts.  There is
currently no charge to    shareholders     for the use of checks.
You should make sure that there are sufficient shares in
   the     account to cover the amount of    any     check
drawn   , since the net asset value     of shares    will
fluctuate.  If insufficient shares are     in the account, the
check will be returned         and no shares will be redeemed.
Because dividends declared on shares held in your account    ,
prior redemptions, and possible changes in net asset value
may cause the value of your account to change, it is impossible to determine in advance your account's total value. Accordingly, you should not write a check for the entire value of your account
or close your account by writing a check.      The check-writing
service is not available for tax-qualified retirement plans.

SELLING SHARES BY TELEPHONE        .  If you would like to sell
Money Market Fund shares by telephone         with proceeds
directed to your bank account, please mark the proper box on the
order form.  You may call toll-free 1-800-225-1581        .  On
the following business day, the amounts withdrawn from your account will either be mailed by check or wired in Same Day Funds to the bank account designated on your application. (To wire proceeds, the amount must be $1,000 or more and the designated bank must be a commercial bank within the United States.) You may change a designated bank account by sending a written request to Putnam Investor Services with your signature guaranteed by a bank, broker-dealer or certain other financial institutions. See
the    SAI     for more information about how to obtain a
signature guarantee.

You may also use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the Account Application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records. Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services. During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone in which case you may wish to submit a written redemption request, as described below, or contact your investment dealer. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES BY MAIL. You may also sell shares of the Money Market Fund by sending a written withdrawal request to: Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203. If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer
or certain other financial institutions.  See the    SAI     for
more information about where to obtain a signature guarantee.

Putnam Investor Services may require additional documentation from shareholders which are corporations, partnerships, agents, fiduciaries or surviving joint owners. Corporations, partnerships, agents, trusts and fiduciary accounts must submit a completed resolution in proper form before selling shares by telephone or check. Resolution forms are available from Putnam Investor Services. If you are currently a shareholder and did
not request the    check-writing service or telephone
redemption privilege on your initial order form, you must first complete and return an authorization form, available from Putnam Investor Services. A shareholder may revoke authorization for
   the check-writing service or telephone     redemption by
written notice at any time, effective when Putnam Investor Services receives such notice.

The Money Market Fund reserves the right to terminate or modify
the terms of the    check-writing service or telephone
redemption privilege, or to charge shareholders for the use of these services at any time.

THE MONEY MARKET FUND GENERALLY SENDS YOU PAYMENT FOR YOUR SHARES
THE BUSINESS DAY AFTER YOUR REQUEST IS RECEIVED.  Under unusual
circumstances, the    fund     may suspend repurchases, or
postpone payment for more than seven days, as permitted by federal securities law.

HOW TO EXCHANGE SHARES

Shareholders of the Money Market Fund who received their shares in exchange for shares of another Putnam fund with a sales
charge, and shareholders of the Income        and Opportunities
Funds, can exchange their shares for shares of other Putnam funds at net asset value beginning 15 days after purchase. Other shareholders of the Money Market Fund may need to pay a sales charge, which varies depending on the fund to which they exchange and the amount exchanged. Shareholders of the Money Market Fund exchanging into funds with more than one class of shares may
exchange their shares only for    class     A shares of the other
fund.  Shareholders of the Income        and Opportunities Funds
may exchange their shares only for shares of the same class. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC,
depending upon when you originally purchased the shares    .  The
CDSC will be computed     using the schedule of any fund into or
from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares.
        For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services.
   The form is     available    from     Putnam Investor
Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not
available if you were issued certificates for shares    that
remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees
believe doing so would be in the best interests of a    fund,
each    fund     reserves the right to revise or terminate the
exchange privilege, limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult Putnam Investor
Services before requesting an exchange.  See the    SAI     to
find out more about the exchange privilege.

HOW EACH FUND VALUES ITS SHARES

GENERAL.  THE MONEY MARKET FUND CALCULATES THE NET ASSET VALUE OF
A SHARE, AND THE INCOME        AND OPPORTUNITIES FUNDS CALCULATE
THE NET ASSET VALUE OF A SHARE OF EACH CLASS, BY DIVIDING THE TOTAL VALUE OF ITS ASSETS, LESS LIABILITIES, BY THE NUMBER OF SHARES OUTSTANDING. SHARES ARE VALUED AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE EACH DAY THE EXCHANGE IS OPEN.

THE INCOME        AND OPPORTUNITIES FUNDS.     New York     tax-
exempt securities    are valued     on the basis of valuations
provided by a pricing service approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

    Each    fund     believes that reliable market quotations
generally are not readily available for purposes of valuing its portfolio securities. As a result, it is likely that most of the
valuations provided by    a     pricing service will be based
upon fair value determined on the basis of the factors listed above.

   Taxable obligations     for which market quotations are
readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

THE MONEY MARKET FUND. The Money Market Fund values its portfolio investments at amortized cost according to Rule 2a-7 of the 1940 Act. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

HOW    THE FUNDS MAKE     DISTRIBUTIONS    TO SHAREHOLDERS    ;
TAX INFORMATION

THE INCOME        AND OPPORTUNITIES FUNDS.  Each    fund
declares all of its net interest income as a distribution on each day it is open for business. Net interest income consists of
interest accrued on portfolio investments of a    fund    , less
accrued expenses, computed in each case since the most recent determination of net asset value. Normally, the Income and
   Opportunities     Funds pay distributions of net interest
income         monthly.  A    fund     will distribute at least
annually all net realized capital gains, if any, after applying
any available capital loss carryovers.  Distributions paid    on
class     A shares will generally be greater than those paid
   on class     B shares and    class     M shares because
expenses attributable to    class     B shares and    class     M
shares will generally be higher.

You begin earning distributions on the business day after Putnam
Mutual Funds receives payment for your shares. It is your responsibility to see that your dealer forwards payment promptly.

THE MONEY MARKET FUND. The Money Market Fund determines its net income once each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. Each determination of the Money Market Fund's net income includes (i) all accrued
interest on portfolio investments of the    fund    , (ii) plus
or minus all realized and unrealized gains and losses on the
   fund's     investments, (iii) less all accrued expenses of the
   fund    .  (The Money Market Fund will not have unrealized
gains or losses so long as it values its investments by the amortized cost method.)

All of the net income of the Money Market Fund is declared each day that the Money Market Fund is open for business as a dividend to shareholders of record at the time of each declaration. Shareholders begin earning dividends on the day after the Money Market Fund accepts their orders. Each month's dividends will be
paid and reinvested on the    tenth     business day of the
   following     month.  Since the net income of the    fund
is declared as a dividend each time it is determined, the net
asset value per share of the    fund     remains at $1.00
immediately after each determination and dividend declaration.

GENERAL.  You can choose from three distribution options:

   -
      (all    funds) Reinvest     all distributions in
      additional    fund     shares without a sales charge;

   -
      (Income        and Opportunities Funds only)
         Receive     distributions from net interest income in
      cash while reinvesting capital gains distributions in
      additional shares of the    fund     without a sales
      charge; or

   -
      (all    funds) Receive     all distributions in cash.

    You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested.
All distributions         not paid in cash will be reinvested in
shares of the class on which the distribution is paid. You will receive a statement confirming reinvestment of distributions in
additional         shares (or in shares of other Putnam funds for
Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a    fund     distribution is not cashed
within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or
reinvesting the distribution in that    fund     or in another
Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in your
   fund    .  Similarly, if correspondence sent by the
   fund     or Putnam Investor Services is returned as
"undeliverable,"    fund     distributions will automatically be
reinvested in that    fund     or in another Putnam fund.

Each    fund     intends to qualify as a "regulated investment
company" for federal income tax purposes and to meet all other
requirements         necessary for it to be relieved of federal
taxes on income and gains it distributes to shareholders.  Each
   fund     will distribute substantially all of its ordinary
income and capital gain net income on a current basis.

   Fund distributions     designated         as "exempt-interest
dividends" are not generally subject to federal income tax.
However, if you receive    social security     or railroad
retirement benefits, you should consult your tax adviser to
determine what effect, if any, an investment in a    fund     may
have on the taxation of your benefits.     In addition, an
investment in    a fund     may result in liability for federal
alternative minimum tax    and for state and local taxes    ,
both for individual and corporate    shareholders    .  See "New
York    tax-exempt securities    --Alternative Minimum Tax".  To
the extent that exempt-interest dividends are derived from
interest on New York    tax-exempt securities    , such
distributions will also be exempt from New York State and New York City personal income taxes. However, an investment in a
   fund     may result in liability for state    and/or     local
taxes for individual shareholders subject to taxation by states
other than New York State or cities    other than     New York
   City     because the exemption from New York State and New
York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on dividends
received from a    fund    .  In addition, distributions derived
from interest on tax exempt securities other than New York
   tax-exempt securities     will be treated as taxable ordinary
income for purposes of the New York State and New York City personal income taxes.

Exempt-interest dividends, including those derived from New York
   tax-exempt securities    , are included in a corporation's net
investment income for purposes of calculating such corporation's New York State corporate franchise tax and New York City general corporation tax and will be subject to such taxes to the extent that a corporation's net investment income is allocated to New York State and/or New York City.

All or a portion of interest on indebtedness incurred or
continued to purchase or carry a    fund's     shares generally
will not be deductible for federal or New York State and New York
City personal income tax purposes.

For federal income tax purposes, all    fund     distributions
other than exempt-interest dividends will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable to you as such, regardless of how long you have held your shares. For New York State and City personal income tax purposes, distributions of net long-term gains will be taxable at the same rates as ordinary income. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

The    funds     may at times purchase New York    tax-exempt
securities     at a discount from the price at which they were
initially issued.  For federal income tax purposes, some or all
of the market discount will be included in the    funds'
ordinary income and will be taxable to    you     as such when it
is distributed to    you    .

Early in each year each    fund     will notify you of the amount
and tax status of distributions paid to you by that    fund
for the preceding year.



The foregoing is a summary of certain federal, New York State and
New York City income tax consequences of investing in a
   fund    .  You should consult your tax adviser to determine
the precise effect of an investment in a    fund     on your
particular tax situation (including possible liability for
   federal     alternative minimum tax and state and local
taxes).


ABOUT PUTNAM INVESTMENTS, INC.

PUTNAM MANAGEMENT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1937.
Putnam Mutual Funds is the principal underwriter of the
   funds     and of other Putnam funds.  Putnam Fiduciary Trust
Company is the    funds'     custodian.  Putnam Investor
Services, a division of Putnam Fiduciary Trust Company, is the
   funds'     investor servicing and transfer agent.

Putnam Management, Putnam Mutual Funds, and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

SECURITIES RATINGS

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.

BONDS

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and
are generally referred to as "gilt-   edged".      Interest
payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what
are generally known as high   -    grade bonds.  They are rated
lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other
elements present which make the long-term    risk     appear
somewhat larger than    the     Aaa securities.

A -- Bonds which are rated A possess many favorable investment
attributes and are to be considered as upper   -    medium   -
    grade obligations.  Factors giving security to principal and
interest are considered adequate   ,     but elements may be
present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade
obligations   (    i.e., they are neither highly protected nor
poorly secured   )    .  Interest payments and principal security
appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative
elements; their future cannot be considered as well   -
    assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



NOTES

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

COMMERCIAL PAPER

Issuers rated PRIME-1 (or         supporting institutions) have a
superior    ability     for repayment of    senior     short-term
   debt     obligations.  Prime-1 repayment    ability     will
   often     be evidenced by the following characteristics:

--      Leading market positions in well established industries.
--      High rates of return on funds employed.
-- Conservative capitalization structures with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or         supporting institutions) have a
strong    ability     for repayment of    senior     short-term
   debt     obligations.  This will normally be evidenced by many
of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S

BONDS

AAA    --     Debt rated    `AAA'     has the highest rating
assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA    --     Debt rated    `AA'     has a very strong capacity to
pay interest and repay principal and differs from the higher rated issues only in small degree.

A    --     Debt rated    `A'     has a strong capacity to pay
interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    --     Debt rated    `BBB'     is regarded as having an
adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB -       -         Debt rated    `BB' has less near-term
vulnerability to default than other     speculative    issues.
However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but
currently has the     capacity    to meet interest payments and
principal repayments. Adverse business, financial, or economic
conditions will likely impair capacity or willingness     to pay
interest and repay principal   .  The `B'            rating
category is    also used for debt subordinated to senior debt
that is assigned an actual or implied `BB' or `BB-' rating.


NOTES

SP-1 --    Strong     capacity to pay principal and interest.
   Issues     determined to possess    very strong
characteristics    are     given a    plus sign     (+)
   designation    .

SP-2 -- Satisfactory capacity to pay principal and interest   ,
with some vulnerability to adverse financial and economic changes
over the term of the notes    .

COMMERCIAL PAPER

A-1 -- This    highest category     indicates that the degree of
safety regarding timely payment is         strong.  Those issues
determined to possess    extremely strong     safety
characteristics are denoted with a    plus sign     (+)
   designation    .

A-2 -- Capacity for timely payment on issues with this
designation is    satisfactory    .  However, the relative degree
of safety is not as high as for issues designated    `A-1'.

MAKE THE MOST OF YOUR PUTNAM PRIVILEGES

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund
investment   .

SYSTEMATIC INVESTMENT PLAN

Invest as much as you wish ($25 or more) on any    business
day of the month except for the 29th, 30th, or 31st. The amount will be automatically transferred from your checking or savings account.

SYSTEMATIC WITHDRAWAL

Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from an account valued at $10,000 or more. You may
establish your withdrawal on any    business     day of the month
except for the 29th, 30th, or 31st.

SYSTEMATIC EXCHANGE

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

FREE EXCHANGE PRIVILEGE

Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000.

DIVIDENDS PLUS

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

STATEMENT OF INTENTION

To reduce a front-end sales charge, you agree to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $25,000, $50,000, or $100,000. Whenever you make an investment under this arrangement, you or your investment advisor should notify Putnam that a Statement of Intention is in effect.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange. These privileges are subject to change or termination.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service
representative toll   -    free at 1-800-225-1581.

PUTNAM NEW YORK TAX EXEMPT INCOME FUND
        PUTNAM NEW YORK TAX EXEMPT OPPORTUNITIES FUND
PUTNAM NEW YORK TAX EXEMPT MONEY MARKET FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI  02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA  02110

INDEPENDENT ACCOUNTANTS

Putnam New York Tax Exempt Income Trust and
      Putnam New York Tax Exempt Money Market Fund
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109

Putnam New York Tax Exempt Opportunities Fund
Price Waterhouse LLP
160 Federal Street
Boston, MA  02110

PUTNAMINVESTMENTS

      One Post Office Square
      Boston, Massachusetts 02109
      Toll-free 1-800-225-1581

                  PUTNAM NEW YORK TAX EXEMPT INCOME FUND


        A SERIES OF
           PUTNAM NEW YORK TAX EXEMPT INCOME TRUST (THE "TRUST")

               PUTNAM NEW YORK TAX EXEMPT OPPORTUNITIES FUND
               PUTNAM NEW YORK TAX EXEMPT MONEY MARKET FUND
                                 FORM N-1A
                                  PART B

            STATEMENT OF ADDITIONAL INFORMATION    ("SAI")
                          FEBRUARY 1,    1996

This    SAI     is not a    prospectus     and is only authorized
for distribution when accompanied or preceded by the
   prospectus     of Putnam New York Tax Exempt Income Fund (the
"Income Fund"), Putnam New York         Tax Exempt
   Opportunities     Fund (the    "Opportunities
Fund")   and     Putnam New York Tax Exempt         Money Market
Fund (the "Money Market Fund") (collectively the    "funds")
dated February 1,    1996    , as revised from time to time.
This    SAI     contains information which may be useful to
investors but which is not included in the    prospectus.      If
a    fund     has more than one form of current
   prospectus    , each reference to the    prospectus     in
this    SAI     shall include all    of     the    funds'
prospectuses    , unless otherwise noted.  The    SAI     should
be read together with the applicable    prospectus    .
Investors may obtain a free copy of the applicable
   prospectus     from Putnam Investor Services, Mailing address:
P.O. Box 41203, Providence, RI 02940-1203.

Part I of this    SAI     contains specific information about the
   funds    .  Part II includes information about the
   funds     and the other Putnam funds.

                             TABLE OF CONTENTS

PART I

NEW YORK TAX   -    EXEMPT SECURITIES. . . . . . . . . . . . . .
I-   4

   INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . .
 . .I-7

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . .
 . .I-   12

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . .
 . I-20

AMORTIZED COST VALUATION AND DAILY DIVIDENDS (THE MONEY
 MARKET FUND    ONLY)    . . . . . . . . . . . . . . .
 .I-   22

EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE SECURITIES . . .
 .I-   24

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . .
 .   I-27

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . .
 .I-   27

PART II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . .
 . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-25

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . .
II-   31

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . .
 . . .II-40

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . .
II-   42

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-54

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-55

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . .
II-   61

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . .
 . . .II-61

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . .
 . . .II-61

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . .
II-   62

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . .
 . . .II-63

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-67

                                   SAI
                                  PART I

NEW YORK TAX   -    EXEMPT SECURITIES

GENERAL DESCRIPTION.  As used in the    prospectus     and in
this    SAI    , the term "New York    tax-exempt securities    "
includes debt obligations issued by the State of New York, its political subdivisions (for example, counties, cities, towns,
villages, districts and authorities)        and their agencies,
instrumentalities or other governmental units, the interest
   from     which    is    , in the opinion of bond counsel,
        exempt from         federal income tax and New York State
and City personal income    tax.  Such obligations     are issued
to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass
transportation, schools, streets   ,     and water and sewer
works.  Other public purposes for which New York    tax-exempt
securities     may be issued include the refunding of outstanding
obligations    and the payment of     general operating expenses.
Short-term New York    tax-exempt securities     are generally
issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes. In addition, certain types of "private activity" bonds may be issued by public authorities to finance such projects as privately
operated housing facilities   and     certain local facilities
for water supply, gas, electricity or sewage or solid waste disposal, student loans, or the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Such
obligations are included within the term New York    tax-exempt
securities     if the interest paid thereon is, in the opinion of
bond counsel, exempt from federal income tax    and New York
State and City personal income tax     (such interest may,
however, be subject to federal alternative minimum tax)        .
Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial
facilities, may constitute New York    tax-exempt securities    ,
although the current federal tax laws place substantial
limitations on the size of such issues.  New York    tax-exempt
securities     also include short-term discount notes (tax-exempt
commercial paper), which are promissory notes issued by municipalities to enhance their cash flows.

PARTICIPATION INTERESTS.  The Money Market Fund may invest in New
York    tax-exempt securities     either by purchasing them
directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or
principal payments, or both, on New York    tax-exempt
securities    , provided that, in the opinion of counsel to the
initial seller of each such certificate or instrument, any discount accruing on the certificate or instrument that is purchased at a yield not greater than the coupon rate of interest
on the related New York    tax-exempt securities     will be
exempt from federal income tax to the same extent as interest on
the New York    tax-exempt securities    .  The Money Market Fund
may also invest in New York    tax-exempt securities     by
purchasing from banks participation interests in all or part of
specific holdings of New York    tax-exempt securities    .
These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Money Market Fund in connection with the arrangement. The Money Market Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service
that interest earned by it on New York    tax-exempt
securities     in which it holds such participation interests is
exempt from federal income tax. The Money Market Fund does not expect to invest more than 5% of its assets in participation interests.

STAND-BY COMMITMENTS.  When a    fund     purchases New York
   tax-exempt securities    , it has the authority to acquire
stand-by commitments from banks and broker-dealers with respect
to those New York    tax-exempt securities    .  A stand-by
commitment may be considered a security independent of the New
York    tax-exempt security     to which it relates.  The amount
payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying New
York    tax-exempt security     to a third party at any time.
The    funds     expect that stand-by commitments generally will
be available without the payment of direct or indirect
consideration.  The    funds     do not expect to assign any
value to stand-by commitments.

YIELDS.  The yields on New York    tax-exempt securities
depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition
of the issuer, general conditions of the New York    tax-exempt
security     market, the size of a particular offering, the
maturity of the obligation and the rating of the issue.  The
ratings of Moody's Investors Service, Inc. ("Moody's")   and
Standard & Poor's    ("S&P")     represent their opinions as to
the quality of the New York    tax-exempt securities     which
they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
Consequently, New York    tax-exempt securities     with the same
maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to factors such as changes in the overall demand or supply of various types of New
York    tax-exempt securities     or changes in the investment
objectives of investors. Subsequent to purchase by a    fund    ,
an issue of New York    tax-exempt securities     or other
investments may cease to be rated or its rating may be reduced below the minimum rating required for purchase by that
   fund    .  Neither event will require the elimination of an
investment from the    fund's     portfolio, but Putnam
Management will consider such an event in its determination of
whether the    fund     should continue to hold an investment in
its portfolio.

"MORAL OBLIGATION" BONDS.  None of the    funds     currently
intends to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria
established for investments by that    fund    .

ADDITIONAL RISKS.  Securities in which the    funds     may
invest, including New York    tax-exempt securities    , are
subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the
federal Bankruptcy Code    (including special provisions related
to municipalities and other public entities)    , and laws, if
any, which may be enacted by Congress or    state
legislatures     extending the time for payment of principal or
interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a
result of litigation or other conditions the power    ,
ability    or willingness     of issuers to meet their
obligations for the payment of interest and principal on their
New York    tax-exempt securities     may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income
tax   -    exemption for interest on debt obligations issued by
states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and
yields of these types of New York    tax-exempt securities    .
Further proposals limiting the issuance of tax-exempt bonds may well be introduced in the future. If it appeared that the
availability of New York    tax-exempt securities     for
investment by a    fund     and the value of the    fund's
portfolio could be materially affected by such changes in law, the Trustees would reevaluate its investment objective and
policies and consider changes in the structure of the    fund
or its dissolution.

   INVESTMENT RESTRICTIONS

THE INCOME, OPPORTUNITIES     AND MONEY MARKET FUNDS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT BE CHANGED
WITHOUT A VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING
SECURITIES, THE RELEVANT    FUND     MAY NOT AND WILL NOT
       :

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

   (2a)  (the     Income    and Opportunities Funds     only)
Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 10% of its total assets (taken at the lower of cost or current value) in connection with borrowings permitted by restriction 1 above (relating to permitted bank borrowings).

   (2b)  (the     Money Market Fund only) Pledge, hypothecate,
mortgage, or otherwise encumber its assets in excess of 10% of its total assets (taken at the lower of cost of current value) and then only to secure borrowings by restriction 1 above (relating to permitted bank borrowings). For the purposes of this restriction, collateral arrangements with respect to margin for financial futures contracts or options are not deemed to be a pledge of assets.

   (3a)  (the Income and Money Market Funds only)     Purchase
securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, but it may make margin payments in connection with financial futures contracts or related options.

   (3b) (the Opportunities Fund only) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with futures contracts and options.

(4a) Make short sales of securities or maintain a short position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

   (4b)     Make short sales of securities or maintain a short
   sale     position for the account of the    fund     unless at
all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable
for securities of the same issue as, and    at least     equal in
amount to, the securities sold short.

   (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

   (6a)  (the Income and Money Market Funds only)     Purchase or
sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

   (6b) (the Opportunities Fund only) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(7a)  (the Income and Money Market Funds only)
Purchase or sell commodities or commodity contracts except financial futures contracts and related options.

   (7b) (the Opportunities Fund only) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and related options.

(8a)  (the Income and Money Market Funds only)            Make
loans, except by purchase of debt obligations in which the
   fund     may invest consistent with its investment policies,
and through repurchase agreements.

   (8b) (the Opportunites Fund only) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, or by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its assets.

   (9a)  (the Income Fund and the Money Market Fund)     Invest
in securities of any issuer if, to the knowledge of the
   fund    , officers and Trustees of the    fund     and
officers and directors of Putnam Management who beneficially own more than 0.5% of the securities of that issuer together own more than 5%.

   (9b) (the Opportunities Fund) Invest in securities of any issuer if, to the knowledge of the fund, officers and Trustees of the fund and officers and directors of Putnam Management who beneficially own more than 0.5% of the shares or securities of that issuer together own more than 5%.

   (10a)  (the Income and Money Market Funds only)     Invest in
securities of any issuer if, immediately after such investment,
more than 5% of the total assets of the    fund     taken at
current value would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies or instrumentalities or to New York
   tax-exempt securities    .

   (10b) (the Opportunities Fund only) With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities and New York tax-exempt securities.

   (11a)  (the Income and Money Market Funds only)     Purchase
securities which are restricted as to resale, if, as a result, such investments would exceed 15% of the value of the
   fund's     net assets, excluding restricted securities that
have been determined by the Trustees of the    fund     (or the
person designated by them to make such determinations) to be readily marketable.

   (11b) (the Opportunities Fund only) Purchase securities the disposition of which is restricted under federal securities laws, if, as a result, such investments would exceed 15% of the value of the fund's current net assets, excluding restricted securities that have been determined by the Trustees of the fund (or the person designated by them to make such determinations) to be readily marketable.

   (12a)  (the Income and Money Market Funds only)     Purchase
securities (other than securities of the U.S. government, its
agencies or instrumentalities or New York    tax-exempt
securities    , except obligations backed only by the assets and
revenues of nongovernmental issuers) if, as a result of such
purchase, more than 25% of the    fund's     total assets would
be invested in any one industry.

   (12b) (the Opportunities Fund only) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities or New York tax-exempt securities, except obligations backed only by the assets and revenues of nongovernmental issuers) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(13) (the Opportunities Fund only) Purchase securities the disposition of which is restricted under federal securities laws, if, as a result, such investments would exceed 15% of the value of the fund's current net assets, excluding restricted securities that have been determined by the Trustees of the fund (or the person designated by them to make such determinations) to be readily marketable.

(14) Acquire more than 10% of the voting securities of any issuer.

(15)  Issue any class of securities which is senior to the
   fund's     shares of beneficial interest.

   (16) (the Opportunities Fund only) Make investments for the purpose of gaining control of a company's management.

IT IS CONTRARY TO THE PRESENT POLICY OF EACH OF THE INCOME   ,
OPPORTUNITIES     AND MONEY MARKET FUNDS, WHICH POLICY MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL, TO:

   (1a)  (the Income and Money Market Funds only)     Invest in
securities of registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets or by purchases in the open market involving only customary brokers' commissions.

   (1b) (the Opportunites Fund only) Invest in the securities of other registered open-end investment companies, except by purchases in the open market including only customary brokers' commissions, and except as they may be acquired as part of a merger or consolidation or acquisition of assets.

   (2a)  (the Income and Money Market Funds only)     Engage in
puts, calls, straddles, spreads or any combination thereof,
except that a    fund     may buy and sell call and put options
(and any combination thereof) on securities, on financial futures contracts and on securities indices; in connection with the
purchase of fixed-income securities, however, a    fund     may
acquire attached warrants or other rights to subscribe for securities of companies issuing such fixed-income securities or securities of parents or subsidiaries of such companies. (Each
   fund's     investment policies do not currently permit it to
exercise warrants or rights with respect to equity securities.)

   (2b) (the Opportunities Fund only) Invest in warrants (other than warrants acquired by the fund as part of a unit or attached to securities at the time of purchase).

   (3a)  (the Income and Money Market Fund only)     Invest in
securities of any issuer if the party responsible for payment, together with any predecessor, has been in operation for less than three years, and, as a result of the investment, the aggregate of such investments would exceed 5% of the value of the
   fund's     net assets; provided, however, that this
restriction shall not apply to any obligation of the United States or its agencies or for the payment of which is pledged the faith, credit and taxing power of any person authorized to issue
New York    tax-exempt securities    .

   (3b) (the Opportunities Fund only) Invest in securities of any issuer if the party responsible for payment, together with any predecessors, has been in operation for less than three consecutive years and, as a result of the investment, the aggregate of such investments would exceed 5% of the value of the fund's net assets; provided, however, that this restriction shall not apply to any obligation of the United States or its agencies or instrumentalities and New York tax-exempt securities.

(4a)  (the Income and Money Market Fund only)            Buy or
sell oil, gas or other mineral leases, rights or royalty contracts.

   (4b) (the Opportunities Fund only) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers which deal in, represent interests in, or are secured by interests in such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

(5) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result,
more than 15% of the    fund's     net assets (taken at current
value) would be invested in securities described in (a), (b) and
(c) above.

The Money Market Fund has no present intention of engaging in options or futures transactions and the Income Fund has no
present intention of selling options, as addressed in fundamental
investment restrictions    2b, 3a     and    7a     and non-
fundamental investment restriction    2a    .

                             -----------------
GENERAL

Although certain of each    fund's     fundamental investment
restrictions permit the    fund     to borrow money to a limited
extent, the    funds     do not currently intend to do so and did
not do so last year.

                             -----------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of a
majority of the outstanding voting securities" of a    fund
means the affirmative vote of the lesser of (1) more than 50% of
the outstanding shares of    that fund    , or (2) 67% or more of
the shares present at a meeting if more than 50% of the
outstanding shares    of that fund     are represented at the
meeting in person or by proxy.

        CHARGES AND EXPENSES

   MANAGEMENT FEES

   Under a Management Contract (as dated below), each fund pays a quarterly fee to Putnam Management based on the average net assets of that fund, as determined at the close of each business day during the quarter, at the following rates expressed as a percentage of each fund's average net assets:

FUND NAME            CONTRACT DATE       RATES

Income Fund          07/11/91            0.60% of the first $500
                                         million of average net
                                         assets, 0.50% of the
                                         next $500 million,
                                         0.45% of the next $500
                                         million and 0.40% of
                                         any amount over $1.5
                                         billion.

Opportunities Fund   01/01/95            0.60% of the first $500
                                         million of average net
                                         assets, 0.50% of the
                                         next $500 million,
                                         0.45% of the next $500
                                         million, 0.40% of the
                                         next $5 billion, 0.375%
                                         of the next $5 billion,
                                         0.355% of the next $5
                                         billion, 0.340% of the
                                         next $5 billion and
                                         0.330% of any amount
                                         thereafter.

                                         Prior to January 1,
                                         1995: 0.65% of the
                                         first $500 million of
                                         average net assets,
                                         0.55% of the next $500
                                         million, 0.50% of the
                                         next $500 million and
                                         0.45% of any amount
                                         over $1.5 billion.

Money Market Fund    07/09/92            0.45% of the first $500
                                         million of average net
                                         assets, 0.35% of the
                                         next $500 million,
                                         0.30% of the next $500
                                         million and 0.25% of
                                         any amount over $1.5
                                         billion.

For the past three fiscal years, pursuant to its Management
Contract, each fund incurred the following fees:

                          FISCAL         MANAGEMENT
                          YEAR           FEE PAID
                          ------         ----------

Income Fund
                          1995          $10,485,165
                          1994          $11,066,326
                          1993          $10,741,863


Opportunities Fund
                          1995           $1,140,841
                          1994           $1,161,243
                          1993             $903,366

Money Market Fund
                          1995             $199,969
                          1994             $225,863
                          1993             $241,921

BROKERAGE COMMISSIONS

Most purchases and sales of portfolio investments are with underwriters of, or dealers in, New York tax-exempt securities and other tax-exempt securities, acting as principal. Accordingly, the funds will not ordinarily pay significant brokerage commissions. The following table shows brokerage commissions paid during the fiscal period indicated.

                              FISCAL           BROKERAGE
                              YEAR             COMMISSIONS
                              ------           ------------

Income Fund
                              1995            $563,069
                              1994            $475,165
                              1993            $589,005

Opportunities Fund
                              1995             $12,844
                              1994                  $0
                              1993                  $0

Money Market Fund
                              1995                  $0
                              1994                  $0
                              1993                  $0

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services Putnam Management considered to be particularly useful to it and its affiliates.

                    DOLLAR VALUE  PERCENT OF
                    OF THESE      TOTAL             AMOUNT OF
                    TRANSACTIONS  TRANSACTIONS    COMMISSIONS
                    ------------  ------------    -----------

Income Fund          $12,788,625      0.80%         $76,250


ADMINISTRATIVE EXPENSE REIMBURSEMENT

Each fund reimbursed Putnam Management in the following amounts for administrative services during fiscal 1995, including the following amounts for compensation of certain officers of that fund and contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for their benefit:

                                            PORTION OF TOTAL
                                            REIMBURSEMENT FOR
                                              COMPENSATION
                           TOTAL                   AND
                       REIMBURSEMENT          CONTRIBUTIONS
                       -------------        ----------------

Income Fund               $30,132               $27,804
Opportunities Fund         $4,781                $4,660
Money Market Fund          $4,801                $4,430

TRUSTEE FEES

   Each     Trustee    receives     a fee for his or her
services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that
Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business
days per Trustee meeting.  The    following table shows the year
each Trustee was first elected a Trustee of the Putnam funds,
the     fees paid to each Trustee by    each fund for fiscal 1995
and the fees paid to each Trustee     by all of the Putnam funds
   during calendar year 1995    :

   COMPENSATION TABLE

                                          AGGREGATE
COMPENSATION    * FROM:

    INCOME                 OPPORTUNITIES MONEY MARKET   ALL
PUTNAM
   TRUSTEE/YEAR            FUND*         FUND*          FUND*
   FUNDS**
-----------------------------------------------------------------
----------------

Jameson A.    Baxter/1994 $2,706        $888           $362
$150,854
Hans H.    Estin/1972      2,734         888            364
$150,854
John A.    Hill/1985***    2,686         883            360
$149,854
Elizabeth T.    Kennan/19922,719         878            363
$148,854
Lawrence J.    Lasser/1992 2,734         888            364
$150,854
Robert E.    Patterson/19842,748         897            365
$152,854
Donald S.    Perkins/1982  2,732         888            364
$150,854
William F.    Pounds/1971  2,669         883            359
$149,854
George    Putnam/1957      2,734         888            364
$150,854
George Putnam,    III/1984 2,734         887            364
$150,854
Eli    Shapiro/1995****    1,370         564            183
$95,372
A.J.C.    Smith/1986       2,714         883            363
$149,854
W. Nicholas    Thorndike/1992          2,748            897
       365   $152,854

   *
    Includes an annual retainer and an attendance fee for each meeting attended.
**  Reflects total payments received from all Putnam funds in the most recent calendar year.  As of December 31,
       1995,     there were    99     funds in the Putnam family.
***    Includes amounts of compensation deferred pursuant to a
Trustee Compensation Deferral Plan.  The total amount
    of deferred compensation payable to Mr. Hill by all Putnam funds as of September 30, 1995 was $26,395.14,
    including income earned on such amounts.
****
    Elected    as a     Trustee in April 1995.



The         Trustees have approved Retirement Guidelines for
Trustees of the Putnam funds.  These    Guidelines     provide
generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one-half of the Trustee
retainer fees paid by    each fund     at the time of retirement.
Several retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current
Trustees         will receive similar benefits upon their
retirement.  A Trustee who retired in         calendar
   1995     and was eligible to receive benefits under these
Guidelines would have received an annual benefit of
   $66,749    , based upon the aggregate retainer fees paid by
the Putnam funds for such year.  The Trustees         reserve the
right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the         Trustees, see
"Management        " in Part II of this    SAI.

   SHARE OWNERSHIP

At December 31,    1995    , the officers and Trustees of    each
fund     as a group owned less than 1% of the outstanding shares
of    each fund or, in the case     of the Income    and
Opportunities     Fund,    any class of each fund,     and   ,
except as noted below,     to the knowledge of the    funds
no person owned of record or beneficially 5% or more of the
shares of any    fund (or any     class of    any fund.

         SHAREHOLDER NAME      PERCENTAGE
       CLASSAND ADDRESS           OWNED
       ---------------------------------

Income Fund
   -----------
       A         Merrill Lynch, Pierce,               12.6%
                 Fenner & Smith   *

          B      Merrill Lynch, Pierce,              6.9%
                    Fenner & Smith*

          M      Siupeli Malamala                      11.4%
                 New York Jets
                 1000 Fulton Ave.
                 Hempstead, NY 11550

         M       James E. Fishbaugh                    11.0%
                 45 College Green
                 N. Chili, NY 14514

         M       John R. Heister                       10.6%
                 82 Larkin AVe.
                 Jamestown, NY 14701

         M       Stephen P. Bartenope                  6.5%
                 78 Third Place
                 Brooklyn, NY 11231

         M       Craig E. Burdick                      5.7%
                 2205 Weservey
                 Wellsville, NY 14895

Opportunities Fund
------------------

         A       Merrill Lynch, Pierce,                13.3%
                 Fenner & Smith*

         M       NFSC FEBO                             20.8%
                 200 Liberty St.
                 New York, NY 10281

         M       Dorothea M. Salzarulo                 18.9%
                 73 Leland Ave.
                 Pleasantville, NY 10570

         M       Nancy K. Whitman                      8.3%
                 38 Old Lake Rd.
                 Congers, NY 10920

         M       William D. Rezak                      7.6%
                 9 Reynolds St.
                 Alfred, NY 14802

         M       Shirley D. Brownheim                  6.2%
                 76 Beacon Ave.
                 Albany, NY 12203

         M       Donna Van Patten                      6.1%
                 698 Fischer Rd.
                 Kinderhook, NY 12106

         M       Dorothy T. Wetherald                  5.5%
                 128 Chestnut Hill Dr.
                 Rochester, NY 14617

         M       Diane M. Mullen                       5.0%
                 Rd. 1 Box 119
                 Voorheesville, NY 12186

* One Liberty Plaza, 165 Broadway, New York, NY 10006

DISTRIBUTION FEES

During fiscal 1995, the Income and Opportunities Funds paid the
following     12b-1 fees to Putnam Mutual Funds    :

      CLASS A                CLASS B   CLASS M
    -   ------           -------     -------

   Income Fund         $3,971,349    $1,683,624        $989
Opportunities Fund       $343,462      $134,173        $423

CLASS A SALES CHARGES AND CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received    sales charges with respect to
class A shares in the following amounts during the periods indicated:

              SALES CHARGES
           RETAINED BY PUTNAM     CONTINGENT
       TOTAL  MUTUAL FUNDS         DEFERRED
     FRONT-END    AFTER              SALES
   SALES CHARGESDEALER CONCESSIONS CHARGES
   ------------------------------- --------

Income Fund

Fiscal year
-----------

   1995          $2,445,543      $165,649             $3,864
   1994          $3,975,808      $264,944                 $0
   1993         $11,303,898      $634,632             $4,188

Opportunities Fund

Fiscal year
-----------

   1995           $697,703         $43,188         $31,327
   1994         $1,307,355         $81,736              $0
   1993         $2,534,299        $132,091              $0

There are no sales charges for the Money Market Fund because the Money Market Fund's shares are distributed directly by the Money
Market Fund through Putnam Mutual Funds, which acts as principal underwriter for the Money Market Fund.

CLASS B CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received     contingent deferred sales
charges upon redemptions of    class     B shares    in the
following amounts during the periods indicated:

                                        CONTINGENT DEFERRED
                                         SALES CHARGES
                                      -   ------------------

Income Fund

Fiscal year
-----------
   1995                                    $567,167
   1994                                    $541,067
   1993                                    $152,891

Opportunities Fund

Fiscal year
-----------
   1995                                     $57,939
   1994                                      $3,159
   1993                                    $152,891

CLASS M SALES CHARGES

Putnam Mutual Funds    received sales charges with respect to
class M shares in the following amounts during the 1995 fiscal year:

                                             SALES CHARGES
                                        RETAINED BY PUTNAM
                                              MUTUAL FUNDS
                        TOTAL                       AFTER
                    SALES CHARGES       DEALER CONCESSIONS
                    -------------       ------------------

Income Fund            $7,258                   $   687
Opportunities Fund     $4,222                  $393

INVESTOR    SERVICING     AND    CUSTODY FEES     AND
   EXPENSES

During the    1995     fiscal year,    each fund     incurred
   the following     fees and out-of-pocket expenses for investor
servicing and custody services provided by Putnam Fiduciary Trust
Company   :

   Income Fund                 $1,553,095
Opportunities Fund               $216,985
Money Market Fund                $106,956


INVESTMENT PERFORMANCE
STANDARD PERFORMANCE MEASURES

Income Fund
(for periods ended November 30, 1995)

                Class A              Class B       Class M+
Inception
date:           9/2/83               1/4/93         4/10/95

TOTAL
RETURN       NAV*      POP**      NAV     CDSC    NAV      POP
---------------------------------------------------------------
1 year       17.95%    12.36%    17.26% 12.26%     ---    ---
5 years       8.61      7.55       ---    ---      ---    ---
10 years      8.96      8.43       ---    ---      ---    ---
Life of class  ---       ---      5.53   4.27     5.44%  1.96%

+ Total return shown for class M shares for the period from 4/10/95 to 11/30/95 reflects cumulative, rather than average, total return.

                 Class A      Class B      Class M

YIELD              POP          NAV          POP

30-day
Yield             4.67%        4.26%        4.46%

Tax-equivalent
yield***          8.79%        8.02%        8.40%

Opportunities Fund
(for periods ended September 30, 1995)

                  Class A        Class B       Class M+
Inception date:   11/7/90        2/1/94         2/1/95

TOTAL
RETURN         NAV*    POP**    NAV   CDSC     NAV    POP
-----------------------------------------------------------
1 year         10.27%  5.07%    9.46% 4.46%    ---    ---
10 years        7.72   6.66     ---   ---      ---    ---
Life of class    ---    ---     6.11  2.24     7.11%  3.58%

                 Class A      Class B      Class M

YIELD              POP          NAV          POP

30-day
Yield             5.44%       5.00%        5.13%

Tax-equivalent
yield***         10.24%       9.41%        9.66%

+ Total return shown for class M shares for the period from 2/1/95 to 9/30/95 reflects cumulative, rather than average, total return.

Money Market Fund
(for periods ended November 30, 1995)
Inception date:  10/26/87

YIELD

7-day tax-
exempt yield      3.09%

Tax-exempt
effective yield   3.17%

Tax-equivalent
yield***          5.97%

----------------
*net asset value
**public offering price

*** Assumes the maximum combined 46.88% federal, state and city tax rate. Results for investors subject to lower tax rates would not be as advantageous.

Data represent past performance and are not indicative of future results. Total return and yield at POP for class A and class M shares for the Income and Opportunities Funds reflect the deduction of the maximum sales charge of 4.75% and 3.25%, respectively. Total return at CDSC for class B shares for the Income and Opportunities Funds reflect the deduction of the applicable contingent deferred sales charge (CDSC). The maximum class B CDSC is 5.0%. See "Standard performance measures" in
Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

QUALIFICATION AND REGISTRATION FEES (THE MONEY MARKET FUND
ONLY)

The Money Market Fund pays all fees for its qualification or registration as an issuer or broker-dealer or for registration of its shares in states in connection with such qualifications or registrations.

   AMORTIZED COST VALUATION AND DAILY DIVIDENDS (THE MONEY MARKET
FUND ONLY)

The valuation of the Money Market Fund's portfolio instruments at amortized cost is permitted in accordance with Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the Money Market Fund would receive if the instruments were sold. Consequently, in the absence of circumstances described below, changes in the market value of portfolio instruments during periods of rising or falling interest rates will not be reflected either in the computation of net asset value of the Money Market Fund's portfolio or in the daily computation of net income. Under the procedures adopted by the Trustees, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less from the time of investment and invest in securities determined to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. Such procedures will include review of the Money Market Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Money Market Fund's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average
portfolio maturity; withholding dividends;    redeeming     of
shares in kind; or establishing a net asset value per share by using readily available market quotations.

Since the net income of the Money Market Fund is declared as a dividend each time it is determined, the net asset value per share of the Money Market Fund normally remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Money Market Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Money Market Fund in the shareholder's account on
the    tenth     day of the next month (or, if that day is not a
business day, on the next business day). It is expected that the Money Market Fund's net income will be positive each time it is
determined.  However, if because an    unexpected     liability
must be accrued or a loss realized or for any other reason the net income of the Money Market Fund determined at any time is a negative amount, each shareholder's pro rata share of such negative amount will constitute a liability of the shareholder to the Money Market Fund. Any such liability will be paid at such times and in such manner as the Trustees may determine by reducing the amount of such shareholder's accrued dividend account, by reducing the number of shares in a shareholder's account, or otherwise.

EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE SECURITIES

The tables below show the effect of the tax status of New York
   tax-exempt securities     on the effective yield
received by their individual holders, in the case of table 1, under the federal income tax and New York State personal
income tax laws currently in effect for    1996     and, in the
case of table 2, under the federal, New York State and
New York City personal income tax laws currently in effect for
   1996    .  The tables give the approximate yield a
taxable security must earn at various income levels to produce
after-tax yields equivalent to those of New York    tax-
exempt securities     yielding from 3.0% to 8.0%.

TABLE 1

-----------------------------------------------------------------
-------------------------------------------------------
                                              1996     COMBINED
                 TAXABLE INCOME*              NEW YORK STATE
NEW YORK TAX   -    EXEMPT SECURITY YIELD OF
         ------------------------------         AND FEDERAL
------------------------------------------------------
         Single                  Joint          Tax Rate**
3.0%      4.0%      5.0%      6.0%      7.0%      8.0%
-----------------------------------------------------------------
-------------------------------------------------------

    Equivalent taxable yield if double tax-exempt
       $0 -    5,500            $0 - 11,000        18.40%
3.68%     4.90%     6.13%     7.35%     8.58%     9.80%
    5,501 - 8,000           11,001 - 16,000        19.25%
3.72%     4.95%     6.19%     7.43%     8.67%     9.91%
    8,001 - 11,000          16,001 - 22,000        20.10%
3.75%     5.01%     6.26%     7.51%     8.76%    10.01%
    11,001 - 24,000         22,001 - 40,100        21.06%
3.80%     5.07%     6.33%     7.60%     8.87%    10.13%
    24,001 - 58,150         40,101 - 96,900        33.13%
4.49%     5.98%     7.48%     8.97%    10.47%    11.96%
    58,151 - 121,300***     96,901 - 147,700***    35.92%
4.68%     6.24%     7.80%     9.36%    10.93%    12.48%
   121,301 - 263,750***    147,701 - 263,750***    40.56%
5.05%     6.73%     8.41%    10.09%    11.78%
13.46%
      over -    263,750***            over -    263,750***
43.90%     5.35%     7.13%     8.91%    10.70%
12.58%      14.26%

/TABLE

TABLE 2

-----------------------------------------------------------------
-------------------------------------------------------
                                              1996     COMBINED
                                             NEW YORK STATE,
                 TAXABLE INCOME*           NEW YORK    CITY
NEW YORK TAX   -    EXEMPT SECURITY YIELD OF
         ------------------------------         AND FEDERAL
------------------------------------------------------
         Single                  Joint          Tax Rate**
3.0%      4.0%      5.0%      6.0%      7.0%      8.0%
-----------------------------------------------------------------
-------------------------------------------------------

    Equivalent taxable yield if double tax-exempt
       $0 -      5,500              0 - 11,000
20.92%     3.79%     5.06%     6.32%     7.59%
8.85%       10.12%
       5,501     -   8,000        11,001     - 14,400
     21.77%     3.83%     5.11%     6.39%     7.67%
8.95%           10.23%
                            14,401 - 16,000        22.65%
3.88%     5.17%     6.46%     7.76%     9.05%
10.34%
    8,001 -   8,400                                23.01%
3.90%     5.20%               6.49%     7.79%
9.09%           10.39%
       8,401 -  11,000        16,001 -  22,000
23.50%     3.92%     5.23%     6.54%     7.84%
9.15%       10.46%
       11,001     -  15,000    22,001     -  27,000
   24.46%3.97%     5.30%     6.62%     7.94%     9.27%
10.59%
    15,001 -     24,000           27,001 -     40,100
24.79%     3.99%     5.32%     6.65%     7.98%     9.31%
10.64%
       24,001     -  25,000      40,101     -  45,000
   36.29%     4.71%     6.28%     7.85%     9.42%    10.99%
12.56%
    25,001 -     58,150           45,001 -     96,900
36.30%     4.71%     6.28%     7.85%     9.42%    10.99%
12.56%
       58,151     -  60,000                       96,901     -
108,000            38.95%     4.91%     6.55%     8.19%     9.83%
  11.47%
13.10%
    60,001 -    121,300***         108,001 -    147,700***
38.99%     4.92%     6.56%     8.20%     9.84%
11.47%      13.11%
   117,951 - 256,500***       147,701 - 263,750*** 43.41%
5.30%     7.07%     8.84%    10.60%    12.37%
14.14%
        over    263,750***       over -    263,750***
46.60%     5.62%     7.49%     9.36%    11.24%    13.11%
14.98%

/TABLE

* This amount represents taxable income as defined in the Internal Revenue Code of 1986, as amended (the "Code"). It is assumed that the definition of taxable income in the Code is the same as under the New York State and City Personal Income Tax law. However, New York State and City taxable income may differ due to differences in exemptions, itemized deductions, and other items.

** For federal tax purposes, these combined rates reflect the marginal rates on taxable income currently in effect for
      1996    .  These rates include the effect of deducting
   state and, for the second table,    state and     city taxes
   on your Federal return. For New York purposes, these combined rates reflect the expected New York State and New
   York City income tax    rates     and    the New York
   City     surcharge rates for    1996.

*** The amount of taxable income in this bracket may be affected by the phase-out of personal exemptions and the limitation on itemized deductions, based upon adjusted gross income, under
      the Code.  A supplemental New York State tax    is     also
         phased in for New York     adjusted gross income between
       $100,000 and $150,000   and fully eliminates     the
benefit
       of the lower marginal brackets    for taxpayers with New
York
       adjusted gross income of $150,000 or more    .  This
       adjustment is not reflected in the tables above.

Of course, there is no assurance that the    funds     will
achieve any specific tax-exempt yield.  While it is expected that
the    funds     will invest principally in obligations which pay
interest exempt from federal income tax and New York State and City personal income taxes, other income received by the
   funds     may be taxable.  The tables do not take into account
any state or local taxes payable on    fund     distributions
except for New York State and    for table 2, New York     City
personal income taxes.

ADDITIONAL OFFICERS

In addition to the persons listed as officers         in Part II
of this    SAI, each of     the following persons    is     also
   a Vice President     of the    Trust and the Opportunities and
Money Market     Funds    and Vice President of certain of the
Putnam funds    .  Officers of Putnam Management hold the same
offices in Putnam Management's parent company, Putnam
Investments, Inc.

THE TRUST

GARY N. COBURN       .  Senior Managing Director of Putnam
Management.  Director, Putnam Investments, Inc.

JAMES E. ERICKSON       .  Managing Director of Putnam
Management.

DAVID J. EURKUS       .  Senior Vice President of Putnam
Management.

JAMES M. PRUSKO       .          Vice President of Putnam
Management.  Prior to August, 1992, Mr. Prusko was a Sales and
Trading Associate at Salomon Brothers, Inc.

BLAKE E. ANDERSON       .  Senior Vice President of Putnam
Management.

THE OPPORTUNITIES FUND

GARY N. COBURN       .  Senior Managing Director of Putnam
Management.  Director, Putnam Investments, Inc.

JAMES E. ERICKSON       .  Managing Director of Putnam
Management.

BLAKE E. ANDERSON       .  Senior Vice President of Putnam
Management.

MICHAEL BOUSCAREN       .  Senior Vice President of Putnam
Management.     Prior to May, 1994, Mr. Bouscaren was
President    and Chairman of the Board of Directors at Salomon
Brothers Series Funds, Inc. and a Director of Salomon
Brothers.

THE MONEY MARKET FUND

GARY N. COBURN       .  Senior Managing Director of Putnam
Management.  Director, Putnam Investments, Inc.

JAMES E. ERICKSON       .  Managing Director of Putnam
Management.

WILLIAM F. MCGUE       .  Managing Director of Putnam Management.

BLAKE E. ANDERSON       .  Senior Vice President of Putnam
Management.

LINDSEY    C. STRONG    .  Vice President of Putnam Management.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

THE TRUST AND THE MONEY MARKET FUND

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA
02109 are the    Trust's and Money Market Fund's     independent
accountants        , providing audit services, tax return review
and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange
Commission filings.  The Report of Independent Accountants   ,
financial highlights     and financial statements included in
each    fund's     Annual Report for the fiscal year ended
November 30,    1995    , filed electronically on January    26,
1996     for the Income Fund (File    No    . 811-3741),
and January    25, 1996     for the Money Market Fund (File
   No    . 811-5335), are incorporated by reference into this
   SAI    .  The financial highlights         included in the
   prospectus and incorporated by reference into this SAI     and
the financial statements incorporated by reference into the
   prospectus and this SAI     have been so included and
incorporated in reliance upon the    report     of the
independent accountants, given on their authority as experts in auditing and accounting.

THE OPPORTUNITIES FUND

Price Waterhouse LLP, 160 Federal Street, Boston, MA 02110 are
the    fund's     independent accountants, providing audit
services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report
of Independent Accountants   , financial highlights     and
financial statements included in the    fund's     Annual Report
for the fiscal year ended September 30,    1995    , filed
electronically on November   28,    1995     (File    No    .
811-6176), are incorporated by reference into this    SAI    .
The financial highlights included in the    prospectus and
incorporated by reference into this SAI     and the financial
statements incorporated by reference into the    prospectus and
this SAI     have been so included and incorporated in reliance
upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

PROSPECTUS
                                                    FEBRUARY 1,
   1996



PUTNAM NEW YORK INTERMEDIATE TAX EXEMPT FUND
CLASS A AND B SHARES

INVESTMENT STRATEGY:  TAX-FREE

This    prospectus     explains concisely what you should know
before investing in Putnam New York         Intermediate Tax
Exempt Fund (the    "fund").  The Intermediate Fund is a
separate    portfolio     of Putnam New York Tax Exempt Income
Trust (the "Trust"). Please read it carefully and keep it for future reference. You can find more detailed information
in the February 1,    1996     Statement of    additional
information (the "SAI")    , as amended from time to time.  For a
free copy of the    SAI     or other information, call Putnam
Investor Services at 1-800-225-1581.  The    SAI     has been
filed with the Securities and Exchange Commission and is
incorporated into this    prospectus     by reference.

   The fund     invests primarily in a portfolio of New York
   tax-exempt securities    , which may include securities of
issuers other than New York and its political subdivisions.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE    FUND     ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL    AMOUNT INVESTED    .

                          BOSTON * LONDON * TOKYO

ABOUT THE    FUND

EXPENSES SUMMARY
This section describes the sales charges, management fees, and annual operating expenses that apply to the fund's various classes of shares. Use it to help you estimate the impact of transaction costs on your investment over time.

FINANCIAL HIGHLIGHTS
Study this table to see, among other things, how the fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

OBJECTIVE
Read this section to make sure the fund's objective is consistent with your own.

HOW THE FUND PURSUES ITS OBJECTIVE
This section explains in detail how the fund seeks its investment objective.

     RISK FACTORS. All investments entail some risk. Read this section to make sure you understand certain risks that may be involved when investing in the fund.

HOW PERFORMANCE IS SHOWN
   This section describes and defines the measures used to assess the fund's performance. All data are based on the fund's past investment results and do not predict future performance.

   HOW THE FUND IS     MANAGED
   Consult this section for information about the fund's management, allocation of the fund's expenses, and how purchases and sales of securities are made for the fund.

ORGANIZATION AND HISTORY
   In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS
   Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

HOW TO BUY SHARES
   This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

DISTRIBUTION    PLANS
   This section tells you what distribution fees are charged
against each class of shares    .

HOW TO SELL SHARES
   In this section you can learn how to sell shares of the fund, either directly to the fund or through an investment dealer.

HOW TO EXCHANGE SHARES
   Find out in this section how you may exchange shares of the fund for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

HOW    THE FUND     VALUES ITS SHARES
   This section explains how the fund determines the value of its shares.

HOW    THE FUND MAKES     DISTRIBUTIONS    TO SHAREHOLDERS;
TAX INFORMATION
   This section describes the various options you have in choosing how to receive dividends from the fund. It also discusses the federal tax status of the payments and counsels shareholders to seek specific advice about their own situation.

ABOUT PUTNAM INVESTMENTS, INC.

   Read this section to learn more about the companies that provide the marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

   ABOUT THE FUND

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing
       .  The following    table summarizes     your maximum
transaction costs from investing in    the fund     and expenses
incurred    in the     most recent fiscal year    .  The
examples     show the cumulative expenses attributable to a
hypothetical $1,000 investment over specified periods.


 CLASS A                       CLASS B
 SHARES                        SHARES

SHAREHOLDER    TRANSACTION EXPENSES

Maximum    sales charge imposed
on    purchases     (as a percentage
of offering price)               3.25%             NONE*

                          3.0% in the first
                           year, declining
Deferred    sales charge     (as a                           to
1.0% in the
percentage of the lower of                   fourth year, and
original purchase price or                      eliminated
redemption proceeds)            NONE**          thereafter


ANNUAL    FUND OPERATING EXPENSES
(as a percentage of average
    net assets)
                                          TOTAL    FUND

MANAGEMENT                12B-1        OTHER      OPERATING
    FEES              FEES    EXPENSES EXPENSES
----------            -----   -------------------

Class A               0.00%     0.15%    0.80%       0.95%
Class B               0.00%     0.75%    0.80%     1.55%

The    table is     provided to help you understand the expenses
of investing in    the fund     and your share of the operating
expenses     that the fund incurs.  The expenses shown in the
table do not reflect the application of credits related to brokerage service and expense offset arrangements that reduce
certain fund expenses.  The     management fees and "Other
expenses"    in the table reflects an expense limitation
currently in effect.  In     absence of the expense limitation,
        management fees    ,     "Other expenses"    and total
fund operating     expenses for    class A were 0.60%, 2.92% and
3.67%, respectively. For class B shares, management fees, "Other expenses" and total fund operating expenses in absence of the
expense limitation were 0.60%, 2.92% and 4.27%, respectively    .

EXAMPLES

Your investment of $1,000 would incur the following expenses,
assuming 5% annual return and   , except as indicated,
redemption at the end of each period:

                             1         3        5       10
                           year      years    years    years



CLASS A                        $42   $62      $83     $145
CLASS B                        $46   $69      $84
$168                        ***
CLASS    B (NO REDEMPTION)  $16      $49      $84     $168
***

The    examples     do not represent past or future expense
levels.  Actual expenses may be greater or less than those shown.
Federal regulations require the    examples     to assume a 5%
annual return, but actual annual return    varies    .

*     The higher 12b-1 fees borne by    class     B
      shares may cause long-term shareholders to pay more than
      the economic equivalent of the maximum permitted front-end
      sales charge on    class     A shares.

**    A deferred sales charge of up to 1.00% is assessed on
      certain redemptions of    class     A shares that were
      purchased without an initial sales charge        .  See
      "How to buy shares -   class     A shares."

***   Reflects conversion of    class     B shares to
         class     A shares (which pay lower ongoing expenses)
      approximately eight years after purchase.  See
         "Alternative sales arrangements."

FINANCIAL HIGHLIGHTS

The         following    table presents     per share financial
information for    class A and B shares    .  This information
has been audited and reported on by    the fund's     independent
accountants.  The    "    Report of    independent
accountants"     and financial statements included in    the
fund's annual report     to shareholders for the    1995
fiscal year are incorporated by reference into this
   prospectus.  The fund's annual report    , which contains
additional unaudited performance information, is available without charge upon request.
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                             FOR THE PERIOD
       FOR THE PERIOD
                                               JUNE 8, 1994
         JUNE 8, 1994
                                              (COMMENCEMENT
        (COMMENCEMENT

    OF OPERATIONS) TO   OF OPERATIONS) TO
                                                NOVEMBER 30
          NOVEMBER 30
                                        1995           1994
 1995            1994
                                              Class A
        Class B
NET ASSET VALUE,
BEGINNING OF PERIOD                    $7.77          $8.50
$7.76           $8.50

INVESTMENT OPERATIONS:
Net investment income (c)                .41            .22
  .37             .20

Net realized and unrealized
gain (loss) on investments               .58          (.73)
  .57           (.74)

TOTAL FROM INVESTMENT OPERATIONS         .99          (.51)
  .94           (.54)

Less distributions from:
Net investment income                  (.42)          (.22)
(.37)           (.20)

In excess of net
investment income                      (.01)             --
(.01)              --

TOTAL DISTRIBUTIONS                    (.43)          (.22)
(.38)           (.20)

NET ASSET VALUE, END OF PERIOD         $8.33          $7.77
$8.32           $7.76

TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%)(a)                 12.96      (6.07)(b)
12.31       (6.45)(b)

NET ASSETS, END OF PERIOD
 (in thousands)                       $2,477       $  1,474
$1,857        $  1,137

Ratio of expenses to average
net assets (%)(c) (d)                    .95         .17(b)
 1.55          .46(b)

Ratio of net investment income to
average net assets (%)(c)               5.04        2.67(b)
 4.45         2.27(b)

Portfolio turnover (%)                 46.55      104.64(b)
46.55       104.64(b)

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b)   Not annualized.
(c) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the year ended November 30, 1995 and period ended November
      30, 1994, reflect a reduction of $.19 and $0.01, respectively, per share for class A and class B shares. Without these limitations, performance results would have been lower.
(d) The ratio of expenses to average net assets for the year ended November 30,1995 included amounts paid through brokerage service and expense offset arrangements.
      Prior period ratios exclude these amounts.
/TABLE

   OBJECTIVE

   Putnam New York     Intermediate    Tax Exempt Fund (the
"fund") seeks     as high a level of current income exempt from
federal income tax and New York State and City personal income taxes as Putnam Investment Management, Inc. ("Putnam Management")
believes is consistent with preservation of capital        .
Under current law, to the extent distributions by the    fund
are derived from interest on New York    tax-exempt
securities     (which are described below) and are designated as
such, they will be exempt from federal income tax and New York
State and City personal income taxes.     The fund is not
intended to be a complete investment program, and there is no
assurance    it     will achieve its objective.

HOW    THE FUND PURSUES ITS OBJECTIVE

BASIC INVESTMENT STRATEGY

   PUTNAM NEW YORK INTERMEDIATE TAX EXEMPT     FUND SEEKS ITS
OBJECTIVE BY    FOLLOWING THE FUNDAMENTAL     INVESTMENT
   POLICY OF INVESTING AT LEAST 80% OF ITS NET ASSETS IN
INTERMEDIATE            -TERM NEW YORK    TAX-EXEMPT SECURITIES
(WHICH ARE DESCRIBED BELOW), EXCEPT WHEN INVESTING FOR DEFENSIVE
PURPOSES     DURING TIMES OF ADVERSE MARKET CONDITIONS    .

Under current law, to the extent distributions by the fund are derived from interest on New York tax-exempt securities, they are exempt from federal and New York income taxes (other than any applicable New York minimum corporate income tax).

The investments in New York tax-exempt securities and taxable obligations will be limited to securities rated at the time of purchase not lower than the five highest grades assigned
by Moody's Investors Service, Inc. ("Moody's") (Aaa,         Aa,
A, Baa or Ba), Standard & Poor's ("S&P") (AAA, AA, A, BBB or BB) and Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A, BBB and BB), or unrated securities which Putnam Management determines are of comparable quality.

    The    fund     will not purchase a New York    tax-exempt
security     rated Ba by Moody's, BB by    S&P     or BB by Fitch
   at the time of purchase,     or, if unrated, determined by
Putnam Management to be of comparable quality, if, as a result,
more than 25% of the    fund's     total assets would be of that
quality.     The     rating services' descriptions of the five
highest grades of debt securities    are included in the SAI.
Securities rated Ba or BB (and comparable unrated securities) are considered to have speculative elements, with large uncertainties or major exposures to adverse conditions.

Under normal market conditions, the    fund     expects to
maintain a portfolio of New York    tax-exempt securities
with an intermediate-term dollar-weighted average maturity (i.e., six to ten years). Subject to the foregoing limitations, Putnam Management will adjust the average maturity of the investments held in the portfolio from time to time, depending on its assessment of relative yields and risks of securities of different maturities and its expectations of future changes in interest rates.

   ALTERNATIVE MINIMUM TAX

INTEREST INCOME FROM CERTAIN TYPES OF NEW YORK TAX-EXEMPT
SECURITIES MAY BE SUBJECT TO FEDERAL ALTERNATIVE MINIMUM TAX FOR
INDIVIDUALS AND CORPORATIONS.

In determining compliance with the 80% test described above, it is a fundamental policy of the fund to exclude from New York tax-exempt securities any securities the interest from which may be subject to the federal alternative minimum tax for individuals. An investment in the fund may subject corporate shareholders to the federal alternative minimum tax, because a portion of tax-exempt income is generally included in the alternative minimum taxable income of corporations.

ALTERNATIVE INVESTMENT STRATEGIES

At times Putnam Management may judge that conditions in the
markets for New York    tax-exempt securities make pursuing the
fund's     basic investment strategy inconsistent with the best
interests of its shareholders. At such times Putnam Management may temporarily use alternative investment strategies primarily designed to reduce fluctuations in the value of the
fund's assets    .

In implementing these    defensive     strategies, the
   fund     may invest without limit in taxable obligations, such
as obligations of the U.S. government, its agencies or instrumentalities; other debt securities rated within the four
highest grades by either Moody's,    S&P or     Fitch; commercial
paper rated in the highest grade by such rating service (Prime-1 or A-1+, respectively); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other securities that Putnam Management considers consistent with such defensive strategies.

        It is impossible to predict when, or for how long,
   the     fund will use    these     alternative strategies.
The interest income from these instruments would be subject to federal income tax and/or New York State and City personal income taxes.

As indicated above,         under current market conditions
   the fund     expects to maintain a portfolio of securities
with an intermediate-term average-weighted maturity, because an intermediate-term portfolio of securities generally provides a higher yield than a short-term portfolio of securities of
comparable quality.  The    fund     may, however, be primarily
invested in short-term securities for temporary defensive
purposes.  When the    fund     invests in short-term securities
for defensive purposes, the    fund's     dollar-weighted average
maturity may be less than six years.

NEW YORK    TAX-EXEMPT SECURITIES

NEW YORK    TAX-EXEMPT SECURITIES     INCLUDE OBLIGATIONS OF THE
STATE OF NEW YORK, ITS POLITICAL SUBDIVISIONS, AND THEIR AGENCIES, INSTRUMENTALITIES OR OTHER GOVERNMENTAL UNITS, THE INTEREST WITH RESPECT TO WHICH, IN THE OPINION OF BOND COUNSEL, IS EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND CITY PERSONAL INCOME TAXES.

    These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts.

    They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or
medical facilities,         or to fund short-term cash
requirements.     They may also include certain types of
industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities.

Short-term New York    tax-exempt securities     may be issued as
interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. New
York    tax-exempt securities     may also include debt
obligations issued by    certain     other governmental entities,
such as    U.S.     territories, if    these     debt obligations
generate interest income    that     is exempt from federal
income tax and New York State and City personal income taxes.

THE TWO PRINCIPAL CLASSIFICATIONS OF NEW YORK    TAX-EXEMPT
SECURITIES     ARE GENERAL OBLIGATION AND SPECIAL OBLIGATION (OR
SPECIAL REVENUE OBLIGATION) SECURITIES.

    GENERAL OBLIGATION securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

    SPECIAL OBLIGATION (or SPECIAL REVENUE OBLIGATION) securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases special obligation securities,
   whose     credit quality    is tied     to the private user of
the facilities.

The    fund     may also invest in securities representing
interests in New York    tax-exempt securities    , known as
"inverse floating obligations" or "residual interest bonds   ."
These obligations     pay interest rates that vary inversely
   with     changes in the interest rates of specified short-term
tax   -    exempt securities or an index of short-term tax   -
    exempt securities. The interest rates on inverse floating obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline.

   These     securities have the effect of providing a degree of
investment leverage   .  They     will generally    respond
to changes in market interest rates    more rapidly than
fixed-rate long-term         securities    (typically twice as
fast) . As a result, the market values of inverse floating obligations and residual interest bonds will generally be more
volatile than the market values of fixed-rate tax   -    exempt
securities.

   RISK FACTORS

   THE VALUES     OF NEW YORK         TAX-EXEMPT
   SECURITIES             FLUCTUATE IN RESPONSE TO CHANGES IN
INTEREST RATES    .  A decrease in     interest rates   will
generally result in an increase in the value of the fund's
assets    .  Conversely, during periods of rising interest rates,
the    value of the fund's assets will     generally decline.
The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such
securities are    also     generally higher.  In addition, the
values of    fixed-income     securities are affected by changes
in general economic         and business conditions affecting the
specific industries of their issuers.

    Changes by recognized rating services in their ratings of
   a fixed-income security and changes     in the ability of an
issuer to make payments of interest and principal    may     also
affect the value of these investments.  Changes in the value of
portfolio securities will not affect         income derived from
   these     securities, but will affect    the fund's     net
asset value.

    THE    FUND             MAY INVEST IN BOTH HIGHER-RATED AND
LOWER-RATED NEW YORK    TAX-EXEMPT SECURITIES.  LOWER-RATED
SECURITIES ARE SECURITIES RATED BELOW BAA BY MOODY'S OR BBB BY S&P OR FITCH (OR UNRATED SECURITIES OF COMPARABLE QUALITY), AND
ARE COMMONLY KNOWN AS "JUNK BONDS."      The values of lower-
rated securities generally fluctuate more than those of higher-rated securities. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal.

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. However, the amount of information about the financial condition
of an issuer of New York    tax-exempt securities     may not be
as extensive as that which is made available by corporations
whose securities are publicly traded.  When    the fund
invests in New York    tax-exempt securities     in the lower
rating categories, the achievement of the    fund's     goals is
more dependent on Putnam Management's ability than would be the
case if the    fund     were investing in New York    tax-exempt
securities     in the higher rating categories.  Investors should
consider carefully their ability to assume the risks of owning shares of a mutual fund which may invest in securities in certain of the lower rating categories.

   The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the fund's investment objective.

At times, a substantial portion of    fund     assets may be
invested in securities as to which    the fund    , by itself or
together with other funds and accounts managed by Putnam
Management and its affiliates, holds    all or     a major
portion        .  Under adverse market or economic conditions or
in the event of adverse changes in the financial condition of the
issuer,    the fund     could find it more difficult to sell
   these     securities when Putnam Management believes it
advisable to do so or may be able to sell    the     securities
only at prices lower than if    they     were more widely held.
Under    these     circumstances, it may also be more difficult
to determine the fair value of such securities for purposes of
computing    the fund's     net asset value.

    In order to enforce its rights in the event of a default
   of these     securities,    the fund     may be required to
   participate in various legal proceedings or     take
possession of and manage assets securing the issuer's obligations
on    the     securities   .  This could     increase the
   fund's     operating expenses and adversely affect the
   fund's     net asset value.  Any income derived from    the
fund's     ownership or operation of such assets would not be
tax-exempt.     The ability of a holder of a tax-exempt security
to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to a privately-issued security.


Certain securities held by the    fund     may permit the issuer
at its option to "call," or redeem, such securities.  If an
issuer were to redeem securities held by    the fund     during a
time of declining interest rates, the    fund     may not be able
to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The    fund     may invest         in so-called "zero-coupon"
bonds whose values are subject to greater fluctuation in response
to changes in market interest rates than bonds    that     pay
interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security.

    Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying
interest currently.     The fund     is required to accrue and
distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus,
the    fund     may have to sell investments to obtain cash
needed to make income distributions.

The secondary market for New York    tax-exempt securities     is
generally less liquid than that for taxable fixed-income
securities, particularly in the lower rating categories.  Thus it
may be more difficult    from time to time     to value or buy
and sell certain securities from time to time.

Certain investment    -grade securities     in which the
   fund     may invest share some of the risk factors discussed
above with respect to lower-rated    securities.

   FOR ADDITIONAL INFORMATION CONCERNING THE RISKS ASSOCIATED
WITH INVESTING IN SECURITIES IN THE LOWER RATING CATEGORIES, SEE
THE SAI.

SINCE THE FUND INVESTS     PRIMARILY IN NEW YORK    TAX-EXEMPT
SECURITIES, THE VALUE OF ITS SHARES     MAY BE ESPECIALLY
AFFECTED BY FACTORS PERTAINING TO THE NEW YORK STATE ECONOMY AND
OTHER FACTORS SPECIFICALLY AFFECTING THE ABILITY OF ISSUERS OF
NEW YORK    TAX-EXEMPT SECURITIES     TO MEET THEIR
OBLIGATIONS.

    As a result, the value of the    fund's     shares may
fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally.

    The amounts of tax and other revenues available to
governmental issuers of New York    tax-exempt securities     may
be affected from time to time by economic, political and
demographic conditions within    or outside of     New York.  In
addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of New
York    tax-exempt securities     may also affect their ability
to meet their obligations.

    Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will
be made   .  The facility's economic status,     in turn   ,
could be affected by economic, political and demographic
conditions in the    affecting state    .

    Any reduction in the actual or perceived ability of an issuer
of New York    tax-exempt securities     to meet its obligations
        would likely    have an adverse effect on     the market
value and marketability of its obligations    .  A reduction in
the rating of the issuer's outstanding securities would be included among these factors. Doubts surrounding an issuer's
ability to meet its obligations could     adversely    affect
the values of other New York    tax-exempt securities     as
well.

DIVERSIFICATION AND CONCENTRATION POLICIES

The    fund is a     "non-diversified" investment    company
under the Investment Company Act of 1940.     This means that it
may only invest its assets in a limited number of issuers of New
York tax-exempt securities.

Under     the Internal Revenue Code    , the fund generally may
not invest more than 25%     of its total assets in    securities
of any one issuer other than U.S. government securities.
However, as     to 50% of its total assets    , the fund must
limit its investments to 5% or less     of its total assets in
the securities of any one issuer   of New York tax-exempt
securities (except U.S. government securities).  Thus the fund
may invest up to     25% of its total assets in    the
securities of    each of any two issuers of New York tax-exempt
securities.

As a result of this policy and because of the relatively small number of issuers of New York tax-exempt securities, the fund is
more likely to invest a higher percentage of its     assets in
the securities of    a single     issuer   than an investment
company that invests in a broad range of tax-exempt securities. This practice involves an increased risk of loss to the fund if the issuer were unable to make interest or principal payments or if the market value of these securities were to decline.

THE FUND WILL NOT INVEST MORE THAN     25% OF ITS TOTAL ASSETS IN
   ANY ONE INDUSTRY.  Governmental     issuers of New York
        tax-exempt securities   are not considered part of any
"industry." However, for this purpose (and for diversification purposes discussed above) New York tax-exempt securities backed
only by the     assets    and revenues of nongovernmental users
may be deemed to be issued by such nongovernmental users. Thus, the 25% limitation would apply to these obligations.

   It is possible that the fund may     invest more than 25% of
its         assets in a broader segment of the    market for
New York    tax-exempt securities     market, such as revenue
obligations of hospitals and other health care facilities,
housing         revenue obligations, or airport revenue
obligations. This would be the case only if Putnam Management determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration.

    Although    these     obligations could be supported by the
credit of governmental    issuers     or by the credit of
nongovernmental    issuers     engaged in a number of industries,
economic, business, political and other developments generally
affecting the revenues of    these issuers may have a general
adverse effect on all New York tax-exempt securities in a
particular market segment.  (Examples would include     proposed
legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their
services or    products.)

   The fund     reserves the right to invest more than 25% of its
assets in industrial development bonds and private activity securities.

   INVESTMENTS IN PREMIUM SECURITIES

During a period of declining interest rates, many of the fund's portfolio investments will likely bear coupon rates that are higher than current market rates, regardless of whether these securities were originally purchased at a premium. These securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of the fund's shares.

The values of these "premium" securities tend to approach the principal amount as the securities approach maturity (or call price in the case of securities approaching their first call date). As a result, an investor who purchases shares of the fund during these periods would initially receive higher monthly distributions (derived from the higher coupon rates payable on the fund's investments) than might be available from alternative investments bearing current market interest rates. But the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in the fund, investors may find it useful to compare the fund's current dividend rate with the fund's "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."


PORTFOLIO TURNOVER

The length of time the    fund     has held a particular security
is not generally a consideration in investment decisions.  A
change in the securities held by    the fund     is known as
"portfolio turnover."  As a result of the    fund's
investment policies, under certain market conditions    the
fund's     portfolio turnover rate may be higher than that of
other mutual funds.

    Portfolio turnover generally involves some expense to    the
fund    , including brokerage commissions or dealer
   markups     and other transaction costs on the sale of
securities and reinvestment in other securities.     These
transactions may result in realization of taxable    capital
gains.  Portfolio turnover rates for the         life of the
   fund     are shown in the section "Financial highlights."

FINANCIAL FUTURES AND OPTIONS

   THE FUND     MAY PURCHASE AND SELL FINANCIAL FUTURES CONTRACTS
FOR HEDGING PURPOSES.

    Futures contracts on    the     Municipal Bond Index are
traded on the Chicago Board of Trade.  This    index     is
intended to represent a numerical measure of market performance
for long-term tax   -    exempt bonds.  An "index future" is a
contract to buy or sell units of a particular securities index at an agreed price on a specified future date. Depending on the
change in value of the index between the time when    the
fund     enters into and terminates an index futures contract,
the    fund     realizes a gain or loss.  The    fund     may
purchase and sell futures contracts on the    index     (or any
other tax-exempt bond index approved for trading by the Commodity Futures Trading Commission) to hedge against general changes in
market values of New York    tax-exempt securities that the
fund     owns or expects to purchase.  The    fund     may also
purchase and sell put and call options on index futures or on the
   indexes     directly, in addition to or as an alternative to
purchasing and selling index futures.

   For     hedging purposes,    the fund may also     purchase
and sell futures contracts and related options    on     U.S.
Treasury securities, including U.S. Treasury bills, notes and
bonds ("U.S.    government securities")     and options directly
on U.S.    government securities.  U.S. government securities
futures and options would be used for purposes similar to index
futures and options    .

In addition,    the fund     may purchase put and call options
on, or warrants to purchase, New York    tax-exempt
securities    , either directly or through custodial arrangements
in which the    fund     and other investors own an interest in
one or more options on New York    tax-exempt securities    .

THE USE OF FUTURES AND OPTIONS INVOLVES CERTAIN SPECIAL RISKS AND
MAY RESULT IN REALIZATION OF TAXABLE INCOME OR CAPITAL GAINS.
FUTURES AND OPTIONS TRANSACTIONS INVOLVE COSTS AND MAY RESULT IN
LOSSES.

    Certain risks arise    from     the possibility of imperfect
correlations between movements in the prices of financial futures and options and movements in the prices of the underlying bond
index   ,     or U.S.    government securities or     New York
   tax-exempt securities that     are the subject of the hedge.
The successful use of futures and options further depends on Putnam Management's ability to forecast interest rate movements correctly.

    Other risks arise from    the     potential inability to
close out         futures or         options positions   .
There     can be no assurance that a liquid secondary market will
exist for any futures contract or option at a particular time. Certain provisions of the Internal Revenue Code and certain
regulatory requirements may limit    the use of     futures and
options transactions.

A MORE DETAILED EXPLANATION OF FINANCIAL FUTURES AND OPTIONS
TRANSACTIONS AND THE RISKS ASSOCIATED WITH THEM IS INCLUDED IN
THE    SAI    .

OTHER INVESTMENT PRACTICES

THE    FUND     MAY ALSO ENGAGE         IN THE FOLLOWING
INVESTMENT PRACTICES, EACH OF WHICH MAY RESULT IN TAXABLE INCOME
OR CAPITAL GAINS AND INVOLVES CERTAIN SPECIAL RISKS.  THE
   SAI     CONTAINS MORE DETAILED INFORMATION ABOUT THESE
PRACTICES, INCLUDING LIMITATIONS DESIGNED TO REDUCE THESE RISKS.

REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS.     The fund
may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times.
   The fund     may also purchase securities for future delivery,
which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the
settlement date.  These transactions involve some risk to    the
fund     if the other party should default on its obligation and
that    fund     is delayed or prevented from recovering the
collateral or completing the transaction.

   DERIVATIVES

Certain of the instruments in which the fund will invest, such as financial futures, options and inverse floating obligations, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

LIMITING INVESTMENT RISK

SPECIFIC INVESTMENT RESTRICTIONS HELP THE    FUND     LIMIT
INVESTMENT RISKS FOR    ITS     SHAREHOLDERS.  These restrictions
prohibit    the fund     from         investing more than    15%
of its net     assets in    any combination of     securities
   that are not readily marketable, in     securities
   restricted as to resale (excluding restricted securities
determined     by the    Trustees (or the person designated by
the Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

(a)     5% of its net assets in    companies that    , together
with any predecessors,    have     been in operation         less
than three years   , and, as a result of the investment, the
aggregate of such investments would exceed 5% of the value of the fund's net assets; this restriction shall not apply to any obligation of the United States or its agencies or for the
payment of which is pledged     the faith, credit and taxing
power of any person authorized to issue New York    tax-exempt
securities;* or

(b) 25%     of its    total     assets in any    one industry
(other than     securities    of the U.S. government, its
agencies or instrumentalities or New York tax-exempt
securities    , except obligations backed only     by the
   assets and revenues of nongovernmental issuers);*

Restrictions marked with an asterisk (*) above are summaries
        fundamental investment policies.  See the    SAI     for
the full text of these policies and the    fund's     other
fundamental investment policies.  Except for investment policies
designated as fundamental in this    prospectus     or the
   SAI    , the investment policies described in this
   prospectus     and in the    SAI     are not fundamental
policies. The Trustees may change any non-fundamental investment policies without shareholder approval. As a matter of policy,
the Trustees would not materially change    the fund's
investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

THE    FUND'S             INVESTMENT PERFORMANCE MAY FROM TIME TO
TIME BE INCLUDED IN ADVERTISEMENTS ABOUT THE    FUND    .
"Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of
   the     class on the last day of that period.

    For    purposes of calculating yield    , net investment
income is calculated in accordance with SEC regulations and may
differ from         net investment income as determined for
   financial reporting     purposes.  SEC regulations require
that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or
discounts in the current market value of fixed         income
securities.  The current dividend rate is based on         net
investment income as determined for    tax     purposes, which
may not reflect amortization in the same manner.  See "How    the
fund pursues its objective     -- Investments in premium
securities."

    Yield    is based on the price of the shares, including
the maximum initial sales charge in the case of    class A
    shares, but does not reflect         any contingent deferred
sales charge in the case of    class     B shares.  "Tax-
equivalent   "     yield         for each class of shares shows
the effect on performance of the tax-exempt status of
distributions received from    the fund    .  It reflects the
approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax
yield equivalent to    a class's     tax-exempt yield.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return
on an investment of $1,000 in    the fund     invested at the
maximum public offering price (in the case of    class     A
        shares) or reflecting the deduction of any applicable
contingent deferred sales charge (in the case of    class     B
shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be
reduced if    the     sales charge were used.

   ALL DATA ARE BASED ON     PAST INVESTMENT RESULTS AND
   DO     NOT PREDICT FUTURE PERFORMANCE.

    Investment performance, which will vary, is based on many
factors, including market conditions, the composition of    the
fund's     portfolio,    the fund's     operating expenses
and which class of shares    the investor purchases    .
Investment performance also often reflects the risks associated
with    the fund's     investment objective and policies.  These
factors should be considered when comparing    the fund's
investment results    with     those of other mutual funds and
other investment vehicles.

    Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the
limitation had not been in effect.     The fund's     performance
may be compared to    that of     various    indexes.      See
the    SAI.

HOW THE    FUND IS     MANAGED

THE TRUSTEES    OF THE TRUST     ARE RESPONSIBLE FOR GENERALLY
OVERSEEING THE CONDUCT OF    THE FUND'S     BUSINESS.  Subject to
such policies as the Trustees may determine, Putnam Management
furnishes a continuing investment program for    the fund     and
makes investment decisions on    its     behalf.  Subject to the
control of the Trustees, Putnam Management also manages the
   fund's     other affairs and business.

   The fund pays Putnam Management a quarterly fee for these services based on the fund's average net assets. See "Expenses summary" and the SAI.

The following officer     of Putnam Management         has had
primary responsibility for the day-to-day management of the
   fund's     portfolio since    the year stated below:

                                  Business experience
                          Year    (at least 5 years)
                          ----    -------------------

James M. Prusko
Assistant Vice President  1995         Employed as an investment

                                       professional     by Putnam
                                       Management since
   1992    .
                                      Prior to joining Putnam
                                       Management, Mr.    Prusko
was
                                       a Sales and Trading
                                       Associate     at Salomon
                                      Brothers        , Inc.

   The fund     pays all expenses not assumed by Putnam
Management,  including Trustees' fees, auditing, legal,
custodial, investor servicing        and shareholder reporting
expenses, and payments under    its distribution plans (which
are in turn allocated to the relevant class of shares   )    .
Expenses of the Trust directly charged or attributable to the
   fund     will be paid from the assets of the appropriate
   fund    .  General expenses of the Trust will be allocated
among and charged to the assets of the    fund     on a basis
that the Trustees deem fair and equitable, which may be based on
the relative assets of each    fund     or the nature of the
services performed and their relative applicability to each
   fund.   The fund also     reimburses Putnam Management for the
compensation and related expenses of certain         officers
   of the fund     and their    staff     who provide
administrative services to    the fund    .  The total
reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of
the    fund's     securities.  In selecting broker-dealers,
Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may
consider sales of shares of    the fund     (and, if permitted by
law, of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

   The Trust     is a Massachusetts business trust organized on
May 12, 1983   .  A copy of the Agreement and Declaration     of
Trust, which    is     governed by Massachusetts law,    is
on file with the Secretary of State of The Commonwealth of Massachusetts. Prior to June 1, 1994, the Trust was known as Putnam New York Tax Exempt Income Fund.

The    fund is an     open-end   , non-diversified     management
investment    company     with an unlimited number of authorized
shares of beneficial interest.     Shares of the Trust     may,
without shareholder approval, be divided into two or more series
of such shares   and     are currently divided into two series of
shares:    the fund and     Putnam New York Tax Exempt Income
Fund    (the "Income Fund")    .

    Any such series of shares may be divided        without
shareholder approval        into two or more classes of shares
having such preferences and special or relative rights and
privileges as the Trustees may determine.  The    fund's
shares are currently divided into         two classes.  The
   fund may also offer other classes of     shares    with
different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the
classes    will vary.  For more information, including your
eligibility to purchase any other class of shares, contact your
investment dealer or Putnam Mutual Funds (at 1-800-225-1581)    .

Each share has one vote, with fractional shares voting
proportionally.  Shares of the    Trust vote in the aggregate
on all matters except (i) when required by the Investment Company
Act of 1940,    or     (ii) when the Trustees have determined
that the matter affects only the interests of one    series.

Shares of each class         will vote together as a single class
except when otherwise required by law or as determined by the
Trustees.  Shares of the    fund     are freely transferable, are
entitled to dividends    from the assets of the fund     as
declared by the Trustees, and, if    the fund or the Trust
were liquidated, would receive the net assets of    the fund.
The    Trust     may suspend the sale of shares    of the
fund     at any time and may refuse any order to purchase shares.
Although the    Trust is     not required to hold annual meetings
of    its     shareholders, shareholders holding at least 10% of
the outstanding shares entitled to vote have the right to call a
meeting to elect or remove Trustees        or to take other
actions as provided in    the     Agreement and Declaration of
Trust.

If you own fewer shares than a minimum amount set by the Trustees
(presently 20 shares    ), the fund     may choose to redeem your
shares        .  You will receive at least 30 days' written
notice before    the fund     redeems your shares, and you may
purchase additional shares at any time to avoid a redemption.
   The fund     may also redeem         shares if you own shares
above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

THE    TRUST'S     TRUSTEES        :  GEORGE PUTNAM,* CHAIRMAN.
President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; WILLIAM F. POUNDS, VICE CHAIRMAN. Professor of Management, Alfred P. Sloan School
of  Management,    Massachusetts Institute of Technology    ;
JAMESON ADKINS BAXTER, President, Baxter Associates, Inc.; HANS
H. ESTIN, Vice Chairman, North American Management Corp   .    ;
JOHN A. HILL, Principal and Managing Director, First Reserve
Corporation; ELIZABETH T. KENNAN, President    Emeritus and
Professor    , Mount Holyoke College; LAWRENCE J. LASSER,* Vice
President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; ROBERT
E. PATTERSON, Executive Vice President, Cabot Partners Limited
Partnership; DONALD S. PERKINS,   *     Director of various
corporations, including AT&T,    Kmart     Corporation and Time
Warner Inc.; GEORGE PUTNAM, III,* President, New Generation
Research, Inc.   ; ELI SHAPIRO, Alfred P. Sloan Professor of
Management, Emeritus, Alfred P. Sloan School of Management,
Massachusetts Institute of Technology    ; A.J.C. SMITH,*
Chairman, Chief Executive Officer and Director, Marsh & McLennan Companies, Inc.; and W. NICHOLAS THORNDIKE, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern
Utilities Associates.  The    Trust's     Trustees are also
Trustees of the other Putnam funds.  Those marked with an
asterisk (*) are    or may be deemed to be     "interested
persons" of the    fund    , Putnam Management or Putnam Mutual
Funds.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS

   This prospectus     offers investors two classes of
shares   that bear     sales charges in different forms and
amounts and    that bear     different levels of expenses:

CLASS A SHARES.  An investor who purchases    class     A shares
pays a sales charge at the time of purchase.  As a result,
   class     A shares are not subject to any charges when they
are redeemed   ,     except for    certain     sales at net asset
value    that     are subject to a contingent deferred sales
charge    ("CDSC")    .  Certain purchases of    class     A
shares qualify for reduced sales charges.  Class A shares
bear a    lower     12b-1 fee    than class B     shares.  See
"How to buy shares --         Class A shares       "    and
"Distribution plans."

CLASS B SHARES.  Class B shares         are sold without an
initial sales charge, but are subject to a    CDSC     if
redeemed within    a specified period after purchase    .  Class
B shares also bear a higher 12b-1 fee than    class A shares.
Class    B shares automatically convert into class     A shares,
        based on relative net asset value, approximately eight
years after purchase.     For more information about the
conversion of class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. The discussion will also note certain circumstances
under which a conversion may not occur.      Class B shares
provide an investor the benefit of putting all of the investor's
dollars to work from the time the investment is made   .  Until
conversion, class B shares     will have a higher expense ratio
and pay lower dividends than    class     A shares    because
of     the higher 12b-1 fee.  See "How to buy shares --
Class B shares   " and "Distribution plans."

WHICH ARRANGEMENT IS    BEST     FOR YOU?  The decision as to
which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider
   class     A         shares.  Investors who prefer not to pay
an initial sales charge might consider    class     B shares.
Orders for    class     B shares for $250,000 or more
will be treated as orders for    class     A shares or declined.
For more information about these sales arrangements, consult your
investment dealer or Putnam Investor Services.          Shares
may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES



You can open    a fund     account with as little as $500 and
make additional investments at any time with as little as $50.
You can buy    fund     shares         three ways - through most
investment dealers, through Putnam Mutual Funds (at 1-800-225-
1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

BUYING SHARES THROUGH PUTNAM MUTUAL FUNDS.  Complete an order
form and    write     a check    for the amount you wish to
invest,     payable to the    fund.  Return the completed form
and check     to Putnam Mutual Funds, which will act as your
agent in purchasing shares through your designated investment dealer.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $25 or more per month through automatic deductions
from your bank checking    or savings     account.  Application
forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

CLASS A    SHARES

The public offering price of    class     A shares is the net
asset value plus a sales charge   that     varies depending on
the size of your purchase    .  The fund receives the net asset
value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    SALES CHARGE       AMOUNT OF
                             AS A PERCENTAGE OF:    SALES CHARGE
                             -------------------        REALLOWED
   TO
                                   NET                  DEALERS
   AS A
AMOUNT OF TRANSACTION           AMOUNT  OFFERING
PERCENTAGE    OF
AT OFFERING PRICE    ($)      INVESTED     PRICE        OFFERING
PRICE
-----------------------------------------------------------------
   Under 100,000                  3.36%     3.25%       3.00%
100,000 but under 250,000         2.56      2.50        2.25
250,000 but under 500,000         2.04      2.00        1.75
500,000 but under 1,000,000       1.52      1.50        1.25
----------------------       ------------------------------------
-------

There is no initial sales charge on purchases of    class     A
shares of $1 million or more.  However, a    CDSC     of 1.00% or
0.50%, respectively,    will be     imposed    if you redeem
these     shares within the first or second year after purchase,
based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

   Shares     purchased by certain investors investing $1 million
or more    who     have made arrangements with Putnam Mutual
Funds and whose dealer of record waived the commission    as
described    below     are not subject to the CDSC.  In
determining whether a CDSC is payable,    the fund     will first
redeem shares not subject to any charge. Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the
   SAI     for more information about the CDSC.

        Putnam Mutual Funds pays investment dealers of record
commissions on sales of    class     A shares of $1 million or
more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

CLASS B    SHARES

Class B shares are sold without an initial sales charge, although
a CDSC will be imposed if you redeem shares    within a specified
period after     purchase    , as shown in the table below    .
The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in
"How to buy shares-       -General" below.   For other shares,
the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed.

   YEAR  1       2        3       4     5+
--------------------------------------       --------------------
---
   CHARGE       3%       3%      2%       1%    0%

In determining whether a CDSC is payable on any redemption,
   the fund     will first redeem shares not subject to any
charge, and then shares held longest during the         CDSC
period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has
appreciated in value is redeemed during the    CDSC     period, a
CDSC is assessed    only     on its initial purchase price.  For
information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay.



GENERAL

YOU MAY BE ELIGIBLE TO BUY    CLASS     A SHARES         AT
REDUCED SALES CHARGES.

    Consult your investment dealer or Putnam Mutual Funds for
details about Putnam's    combined purchase privilege, cumulative
quantity discount, statement of intention, group sales plan,
employee benefit plans,     and other plans.  Descriptions are
also included in the order form and in the    SAI.

A participant-directed employee benefit plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase
class A     shares    at net asset value.  These investments will
also be included for purposes     of the    discount privileges
and programs described above.

   The fund may sell class A and class B     shares          at
net asset value without an initial sales charge or a CDSC to
   the fund's     current and retired Trustees (and their
families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of
   fund     shares), financial institution trust departments
investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

    In addition,    the fund     may sell shares at net asset
value without an initial sales charge or a CDSC in connection
with the acquisition by    the fund     of assets of an
investment company or personal holding company   .  The     CDSC
will be waived on redemptions of shares arising out of    the
death or    post-purchase     disability    of a shareholder
or    settlor of a living trust account, and on redemptions
in connection with certain withdrawals from IRA or other
retirement plans.  Up to 12% of the value of         shares
subject to a    systematic withdrawal plan     may also be
redeemed each year without a CDSC.     The SAI contains
additional information about purchasing the fund's shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in,
shares of    the fund     at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the
   fund     may delay payment until the purchase price of those
shares has been collected or, if you redeem by telephone, until
15 calendar days after the purchase date.          To eliminate
the need for safekeeping, the    fund     will not issue
certificates for your shares unless you request them.

    Putnam Mutual Funds    will from time to time    , at its
expense, provide additional promotional incentives or payments to
dealers that sell shares of the Putnam funds.     These
incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of
a business nature.      In some instances, these incentives or
payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS



CLASS A    DISTRIBUTION PLAN.  The class A plan     provides for
payments by the    fund     to Putnam Mutual Funds at the annual
rate of up to 0.35% of         average net assets attributable to
   class     A shares.  The Trustees currently limit payments
under the    class A plan     to the annual rate of         0.15%
of such assets.

   Putnam Mutual Funds makes quarterly     payments    to
qualifying             dealers (including, for this purpose,
certain financial institutions)    to compensate them     for
services provided in connection with sales of    class     A
shares and the maintenance of shareholder accounts   .  The
payments    are     based on the average net asset value of
   class     A shares         attributable to shareholders for
whom the dealers are designated as the dealer of record.

    This calculation excludes until one year after purchase
shares purchased at net asset value   , known as "NAV
shares,"     by shareholders investing $1 million or more    .
NAV     shares    are not subject to the one-year exclusion
provision in cases where     certain    shareholders who
invested     $1 million or more         have made arrangements
with Putnam Mutual Funds and    the     dealer of record waived
the sales commission.

        Putnam Mutual Funds makes    the quarterly     payments
at the annual rate of 0.15% of such average net asset value for
   class     A shares    .

CLASS B DISTRIBUTION PLAN.  The class B plan provides for
payments by the fund to     Putnam Mutual Funds         at the
annual rate of         up to 1.00% of         average net assets
attributable to    class     B shares        .  The Trustees
currently limit payments under the    class B plan     to the
annual rate of    0.75% of such assets.

Although    class     B shares         are sold without an
initial sales charge, Putnam Mutual Funds pays a sales commission equal to 2.75% of the amount invested (including a prepaid service fee of 0.20% of the amount invested) to dealers who sell
   class     B shares        .  These commissions are not paid on
exchanges from other Putnam funds    or on     sales to investors
exempt from the CDSC.

    The         payments    are     based on the average net
asset value of    class     B         shares         attributable
to shareholders for whom the dealers are designated as the dealer
of record, except for the first year's service fees    for
class     B shares        , which are prepaid as described above.
Putnam Mutual Funds makes    the     payments at an annual rate
of    0.15%     of such average net asset value of    class B
shares.

   GENERAL.  Payments under the plans are intended     to
compensate Putnam Mutual Funds for services provided and expenses
incurred by it         as principal underwriter of    fund
shares, including the payments to dealers mentioned above.
Putnam Mutual Funds may suspend or modify such payments to dealers.

   The     payments are also subject to the continuation of the
relevant    distribution plan    , the terms of    service
agreements     between dealers and Putnam Mutual Funds, and any
applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES



You can sell your shares to    the fund     any day the New York
Stock Exchange is open, either directly to the    fund     or
through your investment dealer.     The fund     will only redeem
shares for which it has received payment.

SELLING SHARES DIRECTLY TO    THE FUND    .  Send a signed letter
of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value
calculated after the    fund     receives your request in proper
form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

    If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or
certain other financial institutions.  See the    SAI     for
more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

    If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

   THE FUND     GENERALLY SENDS YOU PAYMENT FOR YOUR SHARES THE
BUSINESS DAY AFTER YOUR REQUEST IS RECEIVED.  Under unusual
circumstances, the    fund     may suspend redemptions, or
postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the
   account application    , Putnam Investor Services will be
authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

    Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

    During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor
Services by telephone    .  In this event,     you may wish to
submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were
issued certificates for         shares    that     remain
outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH YOUR INVESTMENT DEALER. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.



HOW TO EXCHANGE SHARES

   You can     exchange    your shares     for shares of    the
same class of  certain     other Putnam funds at net asset value
beginning 15 days  after purchase.          Not all Putnam funds
offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you
originally purchased the shares    .  The CDSC will be
computed     using the schedule of any fund into or from which
you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. Class B
shares of most other Putnam funds have a higher CDSC than    the
fund    .  For purposes of computing the CDSC, the length of time
you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services.
   The form is     available    from     Putnam Investor
Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not
available if you were issued certificates for shares    that
remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees
believe doing so would be in the best interests of    the fund,
the fund     reserves the right to revise or terminate the
exchange privilege, limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult Putnam Investor
Services before requesting an exchange.  See the    SAI     to
find out more about the exchange privilege.

HOW    THE     FUND VALUES ITS SHARES

   THE FUND     CALCULATES THE NET ASSET VALUE OF A SHARE
OF EACH CLASS        BY DIVIDING THE TOTAL VALUE OF ITS ASSETS,
LESS LIABILITIES, BY THE NUMBER OF    ITS     SHARES OUTSTANDING.
SHARES ARE VALUED AS OF THE CLOSE OF REGULAR TRADING ON THE NEW
YORK STOCK EXCHANGE EACH DAY THE EXCHANGE IS OPEN.

   Tax    -exempt securities (including New York    tax-exempt
securities) are valued     on the basis of valuations provided by
a pricing service approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

   The fund     believes that reliable market quotations
generally are not readily available for purposes of valuing its portfolio securities. As a result, it is likely that most of the
valuations provided by    a     pricing service will be based
upon fair value determined on the basis of the factors listed above.

    Non-tax   -    exempt securities for which market quotations
are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.



HOW    THE FUND MAKES     DISTRIBUTIONS    TO SHAREHOLDERS    ;
TAX INFORMATION

The    fund     declares all of its net interest income as a
distribution on each day it is open for business. Net interest income consists of interest accrued on portfolio investments of
   the fund    , less accrued expenses, computed in each case
since the most recent determination of net asset value.
Normally, the    fund pays     distributions of net interest
income on the last business day of each month.  The    fund
will distribute at least annually all net realized capital gains, if any, after applying any available capital loss carryovers.
Distributions paid by    the fund     with respect to Class A
shares will generally be greater than those paid with respect to
Class B shares         because expenses attributable to Class B
        shares will generally be higher.

You begin earning distributions on the business day after Putnam
Mutual Funds receives payment for your shares. It is your responsibility to see that your dealer forwards payment promptly.

        YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS:

   -    Reinvest     all distributions in additional
shares
        without a sales charge;

   -    Receive     distributions from net    investment
income
        in cash while reinvesting capital gains distributions in
        additional shares         without a sales charge; or

   -    Receive     all distributions in cash.

    You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested.
All distributions         not paid in cash will be reinvested in
shares of the class on which the    distributions are     paid.
You will receive a statement confirming reinvestment of
distributions in additional         shares (or in shares of other
Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a    fund     distribution is not cashed
within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or
reinvesting the distribution in    the fund     or in another
Putnam fund.  If Putnam Investor Services does not receive your
election, the distribution will be reinvested in    the fund    .
Similarly, if correspondence sent by the    fund     or Putnam
Investor Services is returned as "undeliverable,"    fund
distributions will automatically be reinvested in    the fund
or in another Putnam fund.

   The fund     intends to qualify as a "regulated investment
company" for federal income tax purposes and to meet all other
requirements         necessary for it to be relieved of federal
taxes on income and gains it distributes to shareholders.     The
fund     will distribute substantially all of its ordinary income
and capital gain net income on a current basis.

   Fund distributions     designated         as "exempt-interest
dividends" are not generally subject to federal income tax.
However, if you receive    social security     or railroad
retirement benefits, you should consult your tax adviser to
determine what effect, if any, an investment in a    fund     may
have on the taxation of your benefits.     In addition, an
investment in    a fund     may result in liability for federal
alternative minimum tax    and for state and local taxes    ,
both for individual and corporate    shareholders    .  See "New
York    tax-exempt securities    --Alternative    minimum
tax"    .  To the extent that exempt-interest dividends are
derived from interest on New York    tax-exempt securities    ,
such distributions will also be exempt from New York State and New York City personal income taxes. However, an investment in a
   fund     may result in liability for state    and/or     local
taxes for individual shareholders subject to taxation by states
other than New York State or cities    other than     New York
   City     because the exemption from New York State and New
York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on dividends
received from a    fund    .  In addition, distributions derived
from interest on tax exempt securities other than New York
   tax-exempt securities     will be treated as taxable ordinary
income for purposes of the New York State and New York City personal income taxes.

Exempt-interest dividends, including those derived from New York
   tax-exempt securities    , are included in a corporation's net
investment income for purposes of calculating such corporation's New York State corporate franchise tax and New York City general corporation tax and will be subject to such taxes to the extent that a corporation's net investment income is allocated to New York State and/or New York City.

All or a portion of interest on indebtedness incurred or
continued to purchase or carry a    fund's     shares generally
will not be deductible for federal or New York State and New York
City personal income tax purposes.

For federal income tax purposes, all    fund     distributions
other than exempt-interest dividends will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable to you as such, regardless of how long you have held your shares. For New York State and City personal income tax purposes, distributions of net long-term gains will be taxable at the same rates as ordinary income. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

The    fund     may at times purchase New York    tax-exempt
securities     at a discount from the price at which they were
   originally issued, especially during periods of rising
interest rates    .  For federal income tax purposes, some or all
of    this     market discount will be included in the
   fund's     ordinary income and will be taxable to    you
as such when it is distributed to    you.

For federal income tax purposes, all fund distributions other than exempt-interest dividends will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable to you as such, regardless of how long you have held your shares. For New York State and City personal income tax purposes, distributions of net long-term gains will be taxable at the same rates as ordinary income. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

For New York State and City personal income tax purposes, distributions of net long-term gains will be taxable at the same rates as ordinary income.

Early in each year    Putnam Investor Services     will notify
you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal, New York State and
New York City income tax consequences of investing in    the
fund    .  You should consult your tax adviser to determine the
precise effect of an investment in    the fund     on your
particular tax situation (including possible liability for
   federal     alternative minimum tax and state and local
taxes).


ABOUT PUTNAM INVESTMENTS, INC.

PUTNAM MANAGEMENT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1937.
        Putnam Mutual Funds is the principal underwriter of the
   fund     and of other Putnam funds.  Putnam Fiduciary Trust
Company is the    fund's     custodian.  Putnam Investor
Services, a division of Putnam Fiduciary Trust Company, is the
   fund's     investor servicing and transfer agent.

Putnam Management, Putnam Mutual Funds        and Putnam
Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

PUTNAM NEW YORK INTERMEDIATE TAX EXEMPT FUND



One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI  02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA  02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109


PUTNAMINVESTMENTS

      One Post Office Square
      Boston, Massachusetts 02109
      Toll-free 1-800-225-1581

               PUTNAM NEW YORK INTERMEDIATE TAX EXEMPT FUND
                                   A SERIES OF:
           PUTNAM NEW YORK TAX EXEMPT INCOME TRUST (THE "TRUST")

                                 FORM N-1A
                                  PART B

            STATEMENT OF ADDITIONAL INFORMATION    ("SAI")
                          FEBRUARY 1,    1996

This    SAI     is not a    prospectus     and is only authorized
for distribution when accompanied or preceded by the
   prospectus of the fund     dated February 1,    1996    , as
revised from time to time.  This    SAI     contains information
which may be useful to investors but which is not included in the
   prospectus.  If the fund     has more than one form of current
   prospectus    , each reference to the    prospectus     in
this    SAI     shall include all    of     the    fund's
prospectuses    , unless otherwise noted.  The    SAI     should
be read together with the applicable    prospectus    .
Investors may obtain a free copy of the applicable
   prospectus     from Putnam Investor Services, Mailing address:
P.O. Box 41203, Providence, RI 02940-1203.

Part I of this    SAI     contains specific information about the
   fund    .  Part II includes information about the    fund
and the other Putnam funds.

                             TABLE OF CONTENTS

PART I

NEW YORK TAX   -    EXEMPT SECURITIES. . . . . . . . . . . . . .
 . . . .I-3

SECURITIES RATINGS . . . . . . . . . . . . . . . . . . . . . . .
I-   5

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . .
   I-9

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . .
 .I-   11

   INVESTMENT PERFORMANCE. . . . . . . . . . . . . . . . . . . .
 . I-16

EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE SECURITIES . . .
 .I-   17

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . .
 .   I-20

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . .
 .I-   20

PART II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . .
 . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-25

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . .
II-   31

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . .
 . . .II-40

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . .
II-   42

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-54

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-55

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . .
II-   61

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . .
 . . .II-61

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . .
 . . .II-61

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . .
II-   62

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . .
 . . .II-63

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-67

        PUTNAM NEW YORK    INTERMEDIATE     TAX EXEMPT
FUND

                                   SAI
                                  PART I

NEW YORK TAX   -    EXEMPT SECURITIES

GENERAL DESCRIPTION.  As used in the    prospectus     and in
this    SAI    , the term "New York    tax-exempt securities    "
includes debt obligations issued by the State of New York, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities), and their agencies, instrumentalities or other governmental units, the interest
   from     which    is    , in the opinion of bond counsel,
        exempt from both federal income tax and New York State
and City personal income taxes.     Such obligations     are
issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.
Other public purposes for which New York    tax-exempt
securities     may be issued include the refunding of outstanding
obligations or    the payment of     general operating expenses.
Short-term New York    tax-exempt securities     are generally
issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes. In addition, certain types of "private activity" bonds may be issued by public authorities to finance such projects as privately
operated housing facilities,    and     certain local facilities
for water supply, gas, electricity or sewage or solid waste disposal, student loans, or the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Such
obligations are included within the term New York    tax-exempt
securities     if the interest paid thereon is, in the opinion of
bond counsel, exempt from federal income tax    and New York
State and City personal income taxes     (such interest may,
however, be subject to federal alternative minimum tax)        .
Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial
facilities, may constitute New York    tax-exempt securities    ,
although the current federal tax laws place substantial
limitations on the size of such issues.  New York    tax-exempt
securities     also include short-term discount notes (tax-exempt
commercial paper), which are promissory notes issued by municipalities to enhance their cash flows.



STAND-BY COMMITMENTS.  When    the fund     purchases New York
   tax-exempt securities    , it has the authority to acquire
stand-by commitments from banks and broker-dealers with respect
to those New York    tax-exempt securities    .  A stand-by
commitment may be considered a security independent of the New
York    tax-exempt security     to which it relates.  The amount
payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying New
York    tax-exempt security     to a third party at any time.
The    fund expects     that stand-by commitments generally will
be available without the payment of direct or indirect
consideration.  The    fund does     not expect to assign any
value to stand-by commitments.

YIELDS.  The yields on New York    tax-exempt securities
depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition
of the issuer, general conditions of the New York    tax-exempt
security     market, the size of a particular offering, the
maturity of the obligation and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's"), Standard
& Poor's    ("S&P")     and Fitch Investors Service, Inc.
("Fitch") represent their opinions as to the quality of the New
York    tax-exempt securities     which they undertake to rate.
It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, New York
   tax-exempt securities     with the same maturity and interest
rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to factors such as changes in the overall
demand or supply of various types of New York    tax-exempt
securities     or changes in the investment objectives of
investors.  Subsequent to purchase by    the fund    , an issue
of New York    tax-exempt securities     or other investments may
cease to be rated or its rating may be reduced below the minimum
rating required for purchase by that    fund    .  Neither event
will require the elimination of an investment from the
   fund's     portfolio, but Putnam Management will consider such
an event in its determination of whether the    fund     should
continue to hold an investment in its portfolio.

"MORAL OBLIGATION" BONDS.     The fund does not     currently
   intend     to invest in so   -    called "moral obligation"
bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the
investment criteria established for investments by    the
fund    .

ADDITIONAL RISKS.  Securities in which the    fund     may
invest, including New York    tax-exempt securities    , are
subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the
federal Bankruptcy Code    (including special provisions related
to municipalities and other public entities)    , and laws, if
any, which may be enacted by Congress or    state
legislatures     extending the time for payment of principal or
interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a
result of litigation or other conditions the power    ,
ability     or willingness     of issuers to meet their
obligations for the payment of interest and principal on their
New York    tax-exempt securities     may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income
tax   -    exemption for interest on debt obligations issued by
states and their political subdivisions.  Federal tax laws limit
the types and amounts of tax   -    exempt bonds issuable for
certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply
and yields of these types of New York    tax-exempt
securities    .  Further proposals limiting the issuance of
tax   -    exempt bonds may well be introduced in the future.  If
it appeared that the availability of New York    tax-exempt
securities     for investment by    the fund     and the value of
the    fund's     portfolio could be materially affected by such
changes in law, the Trustees    of the fund     would reevaluate
its investment objective and policies and consider changes in the
structure of the    fund     or its dissolution.

SECURITIES RATINGS

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.



Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment
attributes and are to be considered as upper   -    medium   -
    grade obligations.  Factors giving security to principal and
interest are considered adequate   ,     but elements may be
present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



STANDARD & POOR'S



AAA -- Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated `BB',`B',`CCC',`CC' and`C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B -- Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC -- Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC -- The rating `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC'- rating.

C -- The rating `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated    `D'     are in payment default.  The
   `D'     rating category is used when interest payments or
principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace
period.  The    `D'     rating also will be used on the filing of
a bankruptcy petition if debt service payments are jeopardized.



FITCH INVESTORS SERVICE, INC.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

INVESTMENT RESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT BE CHANGED
WITHOUT A VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING
SECURITIES, THE    FUND     MAY NOT AND WILL NOT:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4)  Purchase or sell commodities or commodity contracts, except
that the    fund     may purchase and sell financial futures
contracts and options.

(5)  Make loans, except by purchase of debt obligations in which
the    fund     may invest consistent with its investment
policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6)  Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities or New York    tax-
exempt securities    , except obligations backed only by the
assets and revenues of nongovernmental issuers) if, as a result
of such purchase, more than 25% of the    fund's     total assets
would be invested in any one industry.

(7)  Issue any class of securities which is senior to the
   fund's     shares of beneficial interest.

IT IS CONTRARY TO THE    FUND'S     PRESENT POLICY, WHICH MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL, TO:

(1) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a
result, more than 15% of the    fund's     net assets (taken at
current value) would be invested in securities described in (a),
(b) and (c) above.

(2) Invest in securities of registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets or by purchases in the open market involving only customary brokers' commissions.

(3) Invest in securities of any issuer if the party responsible for payment, together with any predecessor, has been in operation for less than three years, and, as a result of the investment, the aggregate of such investments would exceed 5% of the value of
the    fund's     net assets; provided, however, that this
restriction shall not apply to any obligation of the United States or its agencies or for the payment of which is pledged the faith, credit and taxing power of any person authorized to issue
New York    tax-exempt securities    .



Although certain of    the fund's     fundamental investment
restrictions permit    it     to borrow money to a limited
extent,    it does     not currently intend to do so and did not
do so last year.

                             -----------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Investment Company Act of 1940 provides that a "vote of a
majority of the outstanding voting securities" of    the fund
means the affirmative vote of the lesser of (1) more than 50% of
the outstanding shares of    the fund    , or (2) 67% or more of
the shares present at a meeting if more than 50% of the
outstanding shares    of the fund     are represented at the
meeting in person or by proxy.

        CHARGES AND EXPENSES

   MANAGEMENT FEES

   Under a Management Contract dated May 6, 1994 the fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter at the annual rate of 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million and 0.40% of any amount over $1.5 billion. For the past two fiscal years, pursuant to the Management Contract, the fund incurred the following fees:

                                               REFLECTING A
                                               REDUCTION IN THE
                                               FOLLOWING AMOUNTS
                                               PURSUANT TO AN
FISCAL         MANAGEMENT              EXPENSE
YEAR           FEE PAID                LIMITATION
------         ----------              -----------------

               1995                    $0      $99,019
               1994                    $0      $18,017

EXPENSE LIMITATION. In order to limit the fund's expenses during its start-up period, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses of the fund) until the earlier of the date the net assets of the fund exceed $100,000,000 or March 7, 1996, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expenses, and payments under the fund's distribution plans) would exceed an annual rate of 0.65% of the fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified and this SAI would be revised.

BROKERAGE COMMISSIONS

Most purchases and sales of portfolio investments are with underwriters of, or dealers in New York tax-exempt securities and other tax-exempt securities, acting as principal. Accordingly, the fund will not ordinarily pay significant brokerage commissions.

The following table shows brokerage commissions paid during the fiscal period indicated.

                 FISCAL                        BROKERAGE
                 YEAR                          COMMISSIONS
                 ------                        ------------

                 1995                          $130

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services Putnam Management considered to be particularly useful to it and its affiliates.

                  DOLLAR
                  VALUE           PERCENT OF
                  OF THESE        TOTAL             AMOUNT OF
                  TRANSACTIONS    TRANSACTIONS    COMMISSIONS
                  ------------    ------------    -----------

                  $8,966              0.52%            $68

ADMINISTRATIVE EXPENSE REIMBURSEMENT

The fund reimbursed Putnam Management in the following amount for administrative services during fiscal 1995, including the following amount for compensation of certain officers of the fund and contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for their benefit:
                                            PORTION OF TOTAL
                                            REIMBURSEMENT FOR
                                              COMPENSATION
                           TOTAL                   AND
                       REIMBURSEMENT          CONTRIBUTIONS
                       -------------        ----------------

                             $29                     $27

TRUSTEE FEES

   Each     Trustee    receives     a fee for his or her
services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that
Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business
days per Trustee meeting.  The    following table shows the year
each Trustee was first elected a Trustee of the Putnam funds,
the     fees paid to each Trustee by the    fund for fiscal 1995
and the fees paid to each Trustee     by all of the Putnam funds
   during calendar year 1995    :

   COMPENSATION     TABLE
                                                        Total
                                Aggregate        compensation
                             compensation            from all
Trustees            from the    fund*          Putnam funds**
--------------------------------------------------------------

Jameson A.    Baxter/1994     $104            $150,854
Hans H.    Estin/1972         $105            $150,854
John A.    Hill/1985***       $103            $149,854
Elizabeth T.    Kennan/1992   $105            $148,854
Lawrence J.    Lasser/1992    $106            $150,854
Robert E.    Patterson/1984   $105            $152,854
Donald S.    Perkins/1982     $105            $150,854
William F.    Pounds/1971     $102            $149,854
George    Putnam/1957         $105            $150,854
George Putnam,    III/1984    $105            $150,854
Eli    Shapiro/1995****        $54             $95,372
A.J.C.    Smith/1986          $104            $149,854
W. Nicholas    Thorndike/1992 $106    $152,854

*   Reflects    estimated     amounts    to be     paid
    for         fiscal year    1996    .  Includes an annual
    retainer and an attendance fee for each meeting attended. ** Reflects total payments received from all Putnam funds in the most recent calendar year.  As of December 31,
       1995,     there were    99     funds in the Putnam
    family.
***    Includes amounts of compensation deferred pursuant to a
    Trustee Compensation Deferral Plan. The total amount of deferred compensation payable to Mr. Hill by all Putnam funds as of September 31, 1995 was $26,395.14, including income earned on such amounts.
****
    Elected    as a     Trustee in April 1995.

The         Trustees have approved Retirement Guidelines for
Trustees of the Putnam funds.  These    Guidelines     provide
generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one-half of the Trustee
retainer fees paid by    each fund     at the time of retirement.
Several retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current
Trustees         will receive similar benefits upon their
retirement.  A Trustee who retired in         calendar
   1995     and was eligible to receive benefits under these
Guidelines would have received an annual benefit of
   $66,749    , based upon the aggregate retainer fees paid by
the Putnam funds for such year.  The Trustees         reserve the
right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the         Trustees, see
"Management        " in Part II of this    SAI.

   SHARE OWNERSHIP

At December 31,    1995    , the officers and Trustees of the
   fund     as a group owned less than 1% of the outstanding
shares of    each     class        , and   , except as noted
below,     to the knowledge of the    fund     no person owned of
record or beneficially 5% or more of the shares of any class of
the    fund.

                         SHAREHOLDER NAME           PERCENTAGE
       CLASS                AND ADDRESS                OWNED
       -----        ---------------------------      --------

         A          Smith Barney, Inc.                18.4%
                    388 Greenwich St.
                    New York, NY 10013

         A          Debora A. Sykes                    8.0%
                    9257 Shadetree Lane
                    March, NY 13403

       A            Merrill Lynch, Pierce          7.0%
                    Fenner & Smith   *

          A         Harry L. Gietler               5.2%
                       1693 E & W Rd
                       W. Seneca, NY 14224

         B          Merrill Lynch, Pierce             13.9%
                    Fenner & Smith*

         B          Ronald V. Uva MD                   6.0%
                    Rd. Nbr. 3 Box 504
                    Oswego, NY 13126

         B          Frank C. Zahradka                  5.2%
                    c/o Eagle Control Corp.
                    12 Old Dock Rd.
                    Yaphank, NY 11980

* One Liberty Plaza, 165 Broadway, New York, NY 10006


DISTRIBUTION FEES

During fiscal 1995, the fund paid the following     12b-1 fees to
Putnam Mutual Funds    :

      CLASS A           CLASS B
       -------      -------

        $3,221      $11,485

CLASS A SALES CHARGES AND CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received    sales charges with respect to
class A shares in the following amounts during the periods indicated:

              SALES CHARGES
           RETAINED BY PUTNAM     CONTINGENT
       TOTAL  MUTUAL FUNDS         DEFERRED
     FRONT-END    AFTER              SALES
   SALES CHARGESDEALER CONCESSIONS CHARGES
   ------------------------------- --------

Fiscal year
-----------

   1995          $18,846          $2,168               $0
   1994          $15,066          $1,375               $0

CLASS B CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received     contingent deferred sales
charges upon redemptions of    class     B shares    in the
following amounts during the periods indicated:

                                        CONTINGENT DEFERRED
                                         SALES CHARGES
                                      -   ------------------

Fiscal year
-----------
   1995                                       $3,374
   1994                                     $198

INVESTOR    SERVICING     AND    CUSTODY FEES     AND
   EXPENSES

During the    1995     fiscal year, the    fund     incurred
   $13,056     in fees and out-of-pocket expenses for investor
servicing and custody services provided by Putnam Fiduciary Trust
Company.
   INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
(for periods ended November 30, 1995)

                               Class A            Class B
Inception date:                6/8/94             6/8/94

TOTAL RETURN                 NAV*      POP**      NAV   CDSC
----------------------------------------------------------------
1 year                      12.96%     9.31%    12.31%  9.31%
Life of class                6.10      2.61      5.07   2.13


                               Class A            Class B

YIELD                        NAV*      POP**      NAV


30-day yield                 4.04%     3.91%      3.44%

Tax-equivalent yield***      7.61%     7.36%      6.48%

*net asset value
**public offering price

*** Assumes the maximum combined 46.88% federal, New York state and city tax rate. Results for investors subject to lower tax rates would not be as advantageous.

Data represent past performance and are not indicative of future results. Total return and yield at POP for class A shares reflect the deduction of the maximum sales charge of 3.25%.
Total return at CDSC for class B shares reflects the deduction of the applicable contingent deferred sales charge (CDSC). The maximum class B CDSC is 3.0%. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE SECURITIES

The tables below show the effect of the tax status of New York
   tax-exempt securities     on the effective yield
received by their individual holders, in the case of table 1, under the federal income tax and New York State personal
income tax laws currently in effect for    1996     and, in the
case of table 2, under the federal, New York State and
New York City personal income tax laws currently in effect for
   1996    .  The tables give the approximate yield a
taxable security must earn at various income levels to produce
after-tax yields equivalent to those of New York    tax-
exempt securities     yielding from 3.0% to 8.0%.

TABLE 1

-----------------------------------------------------------------
-------------------------------------------------------
                                              1996     COMBINED
                 TAXABLE INCOME*              NEW YORK STATE
NEW YORK TAX   -    EXEMPT SECURITY YIELD OF
         ------------------------------         AND FEDERAL
------------------------------------------------------
         Single                  Joint          Tax Rate**
3.0%      4.0%      5.0%      6.0%      7.0%      8.0%
-----------------------------------------------------------------
-------------------------------------------------------

    Equivalent taxable yield if double tax-exempt
       $0 -    5,500            $0 - 11,000        18.40%
3.68%     4.90%     6.13%     7.35%     8.58%     9.80%
    5,501 - 8,000           11,001 - 16,000        19.25%
3.72%     4.95%     6.19%     7.43%     8.67%     9.91%
    8,001 - 11,000          16,001 - 22,000        20.10%
3.75%     5.01%     6.26%     7.51%     8.76%    10.01%
    11,001 - 24,000         22,001 - 40,100        21.06%
3.80%     5.07%     6.33%     7.60%     8.87%    10.13%
    24,001 - 58,150         40,101 - 96,900        33.13%
4.49%     5.98%     7.48%     8.97%    10.47%    11.96%
    58,151 - 121,300***     96,901 - 147,700***    35.92%
4.68%     6.24%     7.80%     9.36%    10.93%    12.48%
   121,301 - 263,750***    147,701 - 263,750***    40.56%
5.05%     6.73%     8.41%    10.09%    11.78%
13.46%
      over -    263,750***            over -    263,750***
43.90%     5.35%     7.13%     8.91%    10.70%
12.58%      14.26%

/TABLE

TABLE 2

-----------------------------------------------------------------
-------------------------------------------------------
                                              1996     COMBINED
                                             NEW YORK STATE,
                 TAXABLE INCOME*           NEW YORK    CITY
NEW YORK TAX   -    EXEMPT SECURITY YIELD OF
         ------------------------------         AND FEDERAL
------------------------------------------------------
         Single                  Joint          Tax Rate**
3.0%      4.0%      5.0%      6.0%      7.0%      8.0%
-----------------------------------------------------------------
-------------------------------------------------------

    Equivalent taxable yield if double tax-exempt
       $0 -      5,500              0 - 11,000
20.92%     3.79%     5.06%     6.32%     7.59%
8.85%       10.12%
       5,501     -   8,000        11,001     - 14,400
     21.77%     3.83%     5.11%     6.39%     7.67%
8.95%           10.23%
                            14,401 - 16,000        22.65%
3.88%     5.17%     6.46%     7.76%     9.05%
10.34%
    8,001 -   8,400                                23.01%
3.90%     5.20%               6.49%     7.79%
9.09%           10.39%
       8,401 -  11,000        16,001 -  22,000
23.50%     3.92%     5.23%     6.54%     7.84%
9.15%       10.46%
       11,001     -  15,000      22,001     -  27,000
   24.46%     3.97%     5.30%     6.62%     7.94%     9.27%
10.59%
    15,001 -     24,000           27,001 -     40,100
24.79%     3.99%     5.32%     6.65%     7.98%     9.31%
10.64%
       24,001     -  25,000      40,101     -  45,000
   36.29%     4.71%     6.28%     7.85%     9.42%    10.99%
12.56%
    25,001 -     58,150           45,001 -     96,900
36.30%     4.71%     6.28%     7.85%     9.42%    10.99%
12.56%
       58,151     -  60,000                       96,901     -
108,000            38.95%     4.91%     6.55%     8.19%     9.83%
  11.47%
13.10%
    60,001 -    121,300***         108,001 -    147,700***
38.99%     4.92%     6.56%     8.20%     9.84%
11.47%      13.11%
   117,951 - 256,500***       147,701 - 263,750*** 43.41%
5.30%     7.07%     8.84%    10.60%    12.37%
14.14%
        over    263,750***       over -    263,750***
46.60%     5.62%     7.49%     9.36%    11.24%    13.11%
14.98%

/TABLE

* This amount represents taxable income as defined in the Internal Revenue Code of 1986, as amended (the "Code"). It is assumed that the definition of taxable income in the Code is the same as under the New York State and City Personal Income Tax law. However, New York State and City taxable income may differ due to differences in exemptions, itemized deductions, and other items.

** For federal tax purposes, these combined rates reflect the marginal rates on taxable income currently in effect for
      1996    .  These rates include the effect of deducting
   state and, for the second table,    state and     city taxes
   on your Federal return. For New York purposes, these combined rates reflect the expected New York State and New
   York City income tax    rates     and    the New York
   City     surcharge rates for    1996.

*** The amount of taxable income in this bracket may be affected by the phase-out of personal exemptions and the limitation on itemized deductions, based upon adjusted gross income, under
    the Code.  A supplemental New York State tax    is     also
       phased in for New York     adjusted gross income between
    $100,000 and $150,000   and fully eliminates     the benefit
    of the lower marginal brackets    for taxpayers with New York
    adjusted gross income of $150,000 or more    .  This
    adjustment is not reflected in the tables above.

Of course, there is no assurance that the    funds     will
achieve any specific tax-exempt yield.  While it is expected that
the    funds     will invest principally in obligations which pay
interest exempt from federal income tax and New York State and City personal income taxes, other income received by the
   funds     may be taxable.  The tables do not take into account
any state or local taxes payable on    fund     distributions
except for New York State and    for table 2, New York     City
personal income taxes.

ADDITIONAL OFFICERS

In addition to the persons listed as officers of the    Trust
in Part II of this    SAI, each of     the following persons
   is     also    a Vice President     of the    Trust and Vice
President of certain of the Putnam funds    .  Officers of Putnam
Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.



GARY N. COBURN       .  Senior Managing Director of Putnam
Management.  Director, Putnam Investments, Inc.

JAMES E. ERICKSON       .  Managing Director of Putnam
Management.

DAVID J. EURKUS       .  Senior Vice President of Putnam
Management.

JAMES M. PRUSKO       .          Vice President of Putnam
Management.  Prior to August, 1992, Mr. Prusko was a Sales and
Trading Associate at Salomon Brothers, Inc.

BLAKE E. ANDERSON       .  Senior Vice President of Putnam
Management.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS



   Coopers & Lybrand L.L.P., One Post Office Square    , Boston,
MA    02109     are the    fund's     independent accountants,
providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission
filings.  The Report of Independent Accountants   , financial
highlights     and financial statements included in the
   fund's     Annual Report for the fiscal year ended
   November     30,    1995    , filed electronically on
   January 26, 1996     (File    No.     811   -3741)    , are
incorporated by reference into this    SAI    .  The financial
highlights included in the    prospectus and incorporated by
reference into this SAI     and the financial statements
incorporated by reference into the    prospectus and this SAI
have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

                             TABLE OF CONTENTS


MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-25

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-31

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-40

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-42

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . . . . .II-54

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-55

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-61

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-61

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-61

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-62

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-63

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-67

                             THE PUTNAM FUNDS
                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                  PART II

The following information applies generally to your fund and to the other Putnam funds. In certain cases the discussion applies to some but not all of the funds or their shareholders, and you should refer to your prospectus to determine whether the matter is applicable to you or your fund. You will also be referred to
Part I for certain information applicable to your particular fund. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENT PRACTICES

Your fund's prospectus states which of the following investment practices are available to your fund. The fact that your fund is authorized to engage in a particular practice does not necessarily mean that it will actually do so. You should disregard any practice described below which is not mentioned in the prospectus.

Short-term Trading

In seeking the fund's objectives(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"), to the extent described in the prospectus. The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the prospectus or Part I of this SAI for a description of security ratings.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely
affect the values of lower-rated securities.   Changes by
recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in securities as to which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default under such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to privately-issued securities. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

If the fund's prospectus describes so-called "zero-coupon" bonds and "payment-in-kind" bonds as possible investments, the fund may invest without limit in such bonds unless otherwise specified in the prospectus. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, the fund could be required at times to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Investments in Miscellaneous Fixed Income Securities

Unless otherwise specified in the prospectus or elsewhere in this SAI, if the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities, it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations under normal market conditions.

Private Placements

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net assets value.

Mortgage Related Securities

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

Prepayments may cause losses in securities purchased at a premium. At times, some of the mortgage-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

Forward Commitments

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Repurchase Agreements

The fund may enter into repurchase agreements up to the limit specified in the prospectus. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Risk Factors in Options Transactions

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

Futures Contracts and Related Options

Subject to applicable law, and unless otherwise specified in the prospectus, the fund may invest without limit in the types of futures contracts and related options identified in the prospectus for hedging and non-hedging purposes. The use of futures and options transactions for purposes other than hedging entails greater risks. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on future contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's Composite 500 Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

Options on stock index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Indices

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Index Warrants

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Foreign Securities

Under its current policy, which may be changed without shareholder approval, the fund may invest up to the limit of its total assets specified in its prospectus in securities principally traded in markets outside the United States. Eurodollar certificates of deposit are excluded for purposes of this limitation. Since foreign securities are normally denominated and traded in foreign currencies, the value of the fund's assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased to the extent that the fund invests in issuers located in less developed and developing nations, whose securities markets are sometimes referred to as "emerging securities markets." Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

In addition, unanticipated political or social developments may affect the values of the fund's investments in these countries and the availability to the fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Transactions

Unless otherwise specified in the prospectus or Part I of this SAI, the fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to protect against uncertainty in the level of future currency exchange rates. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase). In connection with position hedging, the fund may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions" above.

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Currency forward and futures contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Foreign currency options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Restricted Securities

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

TAXES

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months;

(c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(d) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Exempt-interest dividends. The fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the fund intends to be qualified to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

Hedging transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Under the 30% of gross income test described above (see "Taxation of the fund"), the fund will be restricted in selling assets held or considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain fund assets to be treated as held for less than three months.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Securities issued or purchased at a discount. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Capital loss carryover. Distributions from capital gains are made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign currency-denominated securities and related hedging transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the debt and equity securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect.
An individual's taxpayer identification number is his or her social security number.

MANAGEMENT

Trustees Name (Age)

*+George Putnam (69), Chairman and President. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, The Boston Company, Inc., Boston Safe Deposit and Trust Company, Freeport-McMoRan, Inc., General Mills, Inc., Houghton Mifflin Company, Marsh & McLennan Companies, Inc. and Rockefeller Group, Inc.

+William F. Pounds (67), Vice Chairman.  Professor of Management,
Alfred P. Sloan School of Management, Massachusetts Institute of
Technology.  Director of  EG&G, Inc., Fisher Price, Inc., IDEXX,
M/A-COM, Inc., and Sun Company, Inc.

Jameson A. Baxter (52), Trustee. President, Baxter Associates, Inc. (consultants to management). Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc. and Banta Corporation. Chairman Emeritus of the Board of Trustees, Mount Holyoke College.

+Hans H. Estin (67), Trustee.  Vice Chairman, North American
Management Corp. (a registered investment adviser). Director of The Boston Company, Inc. and Boston Safe Deposit and Trust
Company.

Elizabeth T. Kennan (57), Trustee.  President Emeritus and
Professor, Mount Holyoke College.  Director, the Kentucky Home
Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots. Trustee of the University of Notre Dame.

*Lawrence J. Lasser (52), Trustee and Vice President.  President,
Chief Executive Officer and Director of Putnam Investments, Inc.
and Putnam Investment Management, Inc.  Director of Marsh &
McLennan Companies, Inc.

John A. Hill (53), Trustee.  Chairman and Managing Director,
First Reserve Corporation (a registered investment adviser).
Director, Lantana Corporation, Maverick Tube Corporation, Snyder
Oil Corporation and various First Reserve Funds.

+Robert E. Patterson (50), Trustee.  Executive Vice President,
Cabot Partners Limited Partnership (a registered investment adviser).

*Donald S. Perkins (68), Trustee. Director of various corporations, including American Telephone & Telegraph Company, AON Corp., Cummins Engine Company, Inc., Illinois Power Company, Inland Steel Industries, Inc., Kmart Corporation, LaSalle Street Fund, Inc., Springs Industries, Inc., TBG, Inc. and Time Warner Inc.

*#George Putnam III (44), Trustee.  President, New Generation
Research, Inc. (publisher of bankruptcy information).  Director,
World Environment Center.

Eli Shapiro (79), Trustee. Alfred P. Sloan Professor of Management, Emeritus, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of Nomura Dividend Fund, Inc. (a privately held registered investment company managed by Putnam Management) and former Trustee of the Putnam funds (1984-1990).

*A.J.C. Smith (61), Trustee. Chairman, Chief Executive Officer and Director, Marsh & McLennan Companies, Inc.

W. Nicholas Thorndike (62), Trustee. Director of various corporations and charitable organizations, including Courier Corporation and Providence Journal Co. Also, Trustee and President of Massachusetts General Hospital and Trustee of Bradley Real Estate Trust and Eastern Utilities Associates.

Officers Name (Age)

Charles E. Porter (57), Executive Vice President.  Managing
Director of Putnam Investments, Inc. and Putnam Management.

Patricia C. Flaherty (48), Senior Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Management.

William N. Shiebler (53), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President and
Director of Putnam Mutual Funds.

Gordon H. Silver (48), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc. and Putnam
Management.

John R. Verani (56), Vice President.  Senior Vice President of
Putnam Investments, Inc. and Putnam Management.

Paul M. O'Neil (42), Vice President.  Vice President of Putnam
Investments, Inc. and Putnam Management.

John D. Hughes (60), Vice President and Treasurer.

Beverly Marcus (51), Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual Funds.

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the fund and may exercise all of the powers of the Trustees.

#George Putnam, III is the son of George Putnam.

                       -----------------

Certain other officers of Putnam Management are officers of the fund. See "Additional officers" in Part I of this SAI. The mailing address of each of the officers and Trustees is One Post
Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to January, 1992, Ms. Baxter was Vice President and Principal, Regency Group, Inc. and Consultant, The First Boston Corporation. Prior to May, 1991, Dr. Pounds was Senior Advisor to the Rockefeller Family and Associates, Chairman of Rockefeller Trust Company and Director of Rockefeller Group, Inc. During the past five years Dr. Shapiro has provided economic and financial consulting services to various clients. Prior to November, 1990, Mr. Shiebler was President and Chief Operating Officer of the Intercapital Division of Dean Witter Reynolds, Inc., Vice President of the Dean Witter funds and Director of Dean Witter Trust Company.

Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. For details of Trustees' fees paid by the fund and information concerning retirement guidelines for the Trustees, see "Charges and expenses" in Part I of this SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Putnam Management and its affiliates

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam Family, with over $93 billion in assets in nearly 5 million shareholder accounts at December 31, 1995.
An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At December 31, 1995, Putnam Management and its affiliates managed over $125 billion in assets, including over $17 billion in tax-exempt securities and over $55 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust
Company are subsidiaries of Putnam Investments, Inc., a holding company which is in turn wholly owned by Marsh & McLennan
Companies, Inc., a publicly-owned holding company whose principal operating subsidiaries are international insurance and reinsurance brokers, investment managers and management consultants.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management's compensation under the Management Contract, see "Charges and expenses" in Part I of this SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan. The only such limitation as of the date of this SAI (applicable to any fund registered for sale in California) was 2.5% of the first $30 million of average net assets, 2% of the next $70 million and 1.5% of any excess over $100 million.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any expense limitation from time to time in effect are described in either the prospectus or Part I of this SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund's most recent fiscal year is included in "Charges and Expenses" in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

Personal Investments by Employees of Putnam Management

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam Management's Code of Ethics.
The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Portfolio Transactions

Investment decisions. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and research services. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

Principal Underwriter

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See "Charges and expenses" in Part I of this SAI for information on sales charges and other payments received by Putnam Mutual Funds.

Investor Servicing Agent and Custodian

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services has won the DALBAR Quality Tested Service Seal every year since the award's 1990 inception. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for highest scores, with two other mutual fund companies, in all categories.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

See "Charges and expenses" in Part I of this SAI for information on fees and reimbursements for investor servicing and custody received by PFTC. The fees may be reduced by credits allowed by PFTC.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARES

General

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase (except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an employer's defined contribution plan, please consult your employer. Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General--Sales without sales charges or contingent deferred sales charges," "Additional Information About Class A and Class M shares," and "Contingent Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class A shares at the end of the month eight years after the purchase date. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information.

Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft (normally the 20th of each month, or the next business day thereafter). Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the next day following the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Payment in securities. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. In the case of Putnam American Government Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Capital Appreciation Fund, Putnam Diversified Equity Trust, Putnam Equity Income Fund, Putnam Europe Growth Fund, The Putnam Fund for Growth & Income, Putnam Global Governmental Income Trust, Putnam Growth and Income Fund II, Putnam High Yield Advantage Fund, Putnam Investment Funds, Putnam Intermediate Tax Exempt Fund, Putnam Intermediate U.S. Government Income Fund, Putnam Investment-Grade Bond Fund, Putnam Municipal Income Fund, Putnam Natural Resources Fund, Putnam OTC Emerging Growth Fund, Putnam Overseas Growth Fund, Putnam Preferred Income Fund, Putnam Tax Exempt Income Fund and Putnam Tax-Free Income Trust, transactions involving the issuance of fund shares for securities or assets other than cash will be limited to a bona-fide re-organization or statutory merger and to other acquisitions of portfolio securities that meet all the following conditions: (a) such securities meet the investment objective(s) and policies of the fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable, as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or The Nasdaq Stock Market, Inc. In addition, Putnam Global Governmental Income Trust may accept only investment grade bonds with prices regularly stated in publications generally accepted by investors, such as the London Financial Times and the Association of International Bond Dealers manual, or securities listed on the New York or American Stock Exchanges or on The Nasdaq Stock Market, Inc. Putnam Diversified Income Trust may accept only bonds with prices regularly stated in publications generally accepted by investors. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

Sales without sales charges or contingent deferred sales charges.
The fund may sell shares without a sales charge or CDSC to:

     (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

     (ii) employee benefit plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not offered by tax-exempt funds);

     (iii) clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

     (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

     (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

     (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

     (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with Putnam Mutual Funds with respect to such accounts.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See "Group purchases of class A and class M shares" below.

Payments to dealers. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

Additional Information About Class A and Class M Shares

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

Combined purchase privilege. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

     (i) an individual, or a "company" as defined in Section
     2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

     (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

     (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

     (iv) tax-exempt organizations qualifying under Section
     501(c)(3) of the Internal Revenue Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a
     "403(b) plan") of the Code; and

     (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

Cumulative quantity discount (right of accumulation). A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

     (i) the investor's current purchase; and

     (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

     (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount
indicated is not purchased.   When the full amount indicated has
been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

Group purchases of class A and class M shares. Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge;
(iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

Employee benefit plans; Individual account plans. The term "employee benefit plan" means any plan or arrangement, whether or not tax-qualified, which provides for the purchase of class A shares. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby
(i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employee benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The fund may also sell class A shares at net asset value to participant-directed qualified retirement plans with at least 200 eligible employees, or prior to December 1, 1995, a plan sponsored by an employer or by affiliated employers which have at least 750 employees and, beginning December 1, 1995, the fund may sell class M shares at net asset value to participant-directed qualified retirement plans with at least 50 eligible employees.

A participant-directed qualified retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase as described in the prospectus. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about participant-directed qualified retirement plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

Contingent Deferred Sales Charges

Class A shares. Class A shares purchased at net asset value by shareholders investing $1 million or more, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed. The CDSC does not apply to shares sold without a sales charge through participant-directed qualified retirement plans and shares purchased by certain investors investing $1 million or more that have made arrangements with Putnam Mutual Funds and whose dealer of record waived the commission described in the next paragraph.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value and each subsequent one-year period beginning with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees, or prior to December 1, 1995, a plan sponsored by an employer with more than 750 employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter, except that commissions on sales prior to December 1, 1995 are based on cumulative purchases during the life of the account and are paid at the rate of 1.00% of the amount under $3 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of 0.15%. Money market fund shares are excluded from all commission calculations, except for determining the amount initially invested by a participant-directed qualified retirement plan. Commissions on sales at net asset value to such plans are subject to Putnam Mutual Funds' right to reclaim such commissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased before April 1, 1994.

Class B and class C shares. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a class B and class C share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

All shares. No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

If plan payments are made to reimburse Putnam Mutual Funds for payments to dealers based on the average net asset value of fund shares attributable to shareholders for whom the dealers are designated as the dealer of record, "average net asset value" attributable to a shareholder account means the product of (i) the fund's average daily share balance of the account and (ii) the fund's average daily net asset value per share (or the average daily net asset value per share of the class, if applicable). For administrative reasons, Putnam Mutual Funds may enter into agreements with certain dealers providing for the calculation of "average net asset value" on the basis of assets of the accounts of the dealer's customers on an established day in each quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How to sell shares" in the prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the Exchange Privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shares of the fund must be held at least 15 days by the shareholder requesting an exchange. There is no holding period if the shareholder acquired the shares to be exchanged through reinvestment of distributions, transfer from another shareholder, prior exchange or certain employer-sponsored defined contribution plans. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder requesting the exchange.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available To Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.

Automatic cash withdrawal plan ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax Qualified Retirement Plans; 403(b) and SEP Plans. (Not offered by funds investing primarily in tax-exempt securities.)
Investors may purchase shares of the fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

     Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

     Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the fund in order to reduce the fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the fund's past ten fiscal years (or for the life of the fund, if shorter) is reflected in the table in the section entitled "Financial highlights" in the prospectus. Any such fee reduction or assumption of expenses would increase the fund's yield and total return during the period of the fee reduction or assumption of expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCE

Independent statistical agencies measure the fund's investment performance and publish comparative information showing how the fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the fund may distribute these comparisons to its shareholders or to potential
investors.   The agencies listed below measure performance based
on their own criteria rather than on the standardized performance measures described in the preceding section.

     Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
     highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/Wiesenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

     The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

     The Dow Jones Industrial Average is an index of 30 common stocks frequently used as a general measure of stock market performance.

     The Dow Jones Utilities Average is an index of 15 utility stocks frequently used as a general measure of stock market performance.

     CS First Boston High Yield Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

     The Lehman Brothers Corporate Bond Index is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

     The Lehman Brothers Government/Corporate Bond Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

     The Lehman Brothers Intermediate Treasury Bond Index is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

     The Lehman Brothers Long-Term Treasury Bond Index is an index of publicly issued U.S. Treasury obligations
     (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

     The Lehman Brothers Mortgage-Backed Securities Index includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

     The Lehman Brothers Municipal Bond Index is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

     The Lehman Brothers Treasury Bond Index is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

     The Morgan Stanley Capital International World Index is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

     The Morgan Stanley Capital International EAFE Index is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

     The Morgan Stanley Capital International Europe Index is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

     The Morgan Stanley Capital International Pacific Index is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

     The NASDAQ Industrial Average is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

     The Salomon Brothers Long-Term High-Grade Corporate Bond Index is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

     The Salomon Brothers Long-Term Treasury Index is an index of U.S. government securities with maturities greater than 10 years.

     The Salomon Brothers World Government Bond Index is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

     The Salomon Brothers World Government Bond Index (non
     $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

     Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance.

     Standard & Poor's 40 Utilities Index is an index of 40 utility stocks.

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.

DEFINITIONS

"Putnam Management"         --  Putnam Investment Management,
                                Inc., the fund's investment
                                manager.

"Putnam Mutual Funds"       --  Putnam Mutual Funds Corp., the
                                fund's principal underwriter.

"Putnam Fiduciary Trust     --  Putnam Fiduciary Trust Company,
 Company"                       the fund's custodian.

"Putnam Investor Services"  --  Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the fund's
                                investor servicing agent.

                  PUTNAM NEW YORK TAX EXEMPT INCOME TRUST
               PUTNAM NEW YORK TAX EXEMPT OPPORTUNITIES FUND
               PUTNAM NEW YORK TAX EXEMPT MONEY MARKET FUND

                                 FORM N-1A
                                  PART C

                             OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a)  Index to Financial Statements and Supporting
         Schedules:

         (1)               Financial Statements for Putnam    New
York Tax
                           Exempt Income Fund, Putnam New York
                           Intermediate Tax    Exempt Fund and
Putnam New
                           York Tax            Exempt Money
Market Fund:

             Statement of assets and liabilities -- November
             30, 1995 (a).
                      Statement of operations -- year ended
November
                      30, 1995 (a).
                      Statement of changes in net assets -- years
                      ended November 30, 1995 and November 30,
1994
                      (a).
                      Financial highlights (a)(b).
             Notes to financial statements (a).

             Financial Statements for Putnam New York Tax
             Exempt Opportunities Fund:

                 Statement of assets and liabilities --
                 September 30, 1995 (a).
                 Statement of operations -- year ended September
                 30, 1995 (a).
                 Statement of changes in net assets -- years ended September 30, 1995 and September 30, 1994
                 (a).
                 Financial highlights (a)(b).
                 Notes to financial statements (a).

         (2) Supporting Schedules:

                           Schedule I -- Portfolio of investments
owned
                           for Putnam New York Tax Exempt Income
Fund,
                           Putnam New York Intermediate Tax
Exempt Fund
                           and Putnam New York Tax Exempt Money
Market
                           Fund -- November 30, 1995 (a).
             Schedule I -- Portfolio of investments owned for Putnam New York Tax Exempt Opportunities
             Fund -- September 30, 1995 (a).

             Schedules II through IX omitted because the required matter is not present.

-------------------

             (a) Incorporated by reference into Parts A and
                 B.
             (b) Included in Part A.

    (b)  Exhibits:

         1a. Agreement and Declaration of Trust, as
             amended and restated May 6, 1994 for Putnam
             New York Tax Exempt Income Trust --
             Incorporated by reference to Post-Effective
             Amendment No. 16 to the Registrant's
             Registration Statement.
         1b. Agreement and Declaration of Trust, as
             amended through March 20, 1991 for Putnam New
             York Tax Exempt Opportunities Fund --
             Incorporated by reference to the Registrant's Post-Effective Amendment No. 1 to the
             Registrant's Registration Statement.
         1c. Agreement and Declaration of Trust, as
             amended and restated July 13, 1992, for
             Putnam New York Tax Exempt Money Market Fund
             -- Incorporated by reference to Post-
             Effective Amendment No. 6 to the Registrant's
             Registration Statement.
         2a. By-Laws, as amended through April 8, 1994 for
             Putnam New York Tax Exempt Income Trust --
             Incorporated by reference to Post-Effective
             Amendment No. 16  to the Registrant's
             Registration Statement.
         2b. By-Laws, as amended through February 1, 1994
             for Putnam New York Tax Exempt Opportunities
             Fund -- Incorporated by reference to Post-
             Effective Amendment No. 5 to the Registrant's
             Registration Statement.
         2c. By-Laws, as amended through February 1,
             1994for Putnam New York Tax Exempt Money
             Market Fund -- Incorporated by reference to
             Post-Effective Amendment No. 9 to the
             Registrant's Registration Statement.
         3.  Not applicable.
         4a. Class A Specimen share certificate for Putnam
             New York Tax Exempt Income Fund --
             Incorporated by reference to Post-Effective
             Amendment No. 16 to the Registrant's
             Registration Statement.
         4b. Class B Specimen share certificate for Putnam
             New York Tax Exempt Income Fund --
             Incorporated by reference to Post-Effective
             Amendment No. 16 to the Registrant's
             Registration Statement.
         4c. Class M Specimen share certificate for Putnam
             New York Tax Exempt Income Fund --
             Incorporated by reference to Post-Effective
             Amendment No. 16 to the Registrant's
             Registration Statement.
         4d. Class A Specimen share certificate for Putnam
             New York Intermediate Tax Exempt Fund --
             Incorporated by reference to Post-Effective
             Amendment No. 16 to the Registrant's
             Registration Statement.
         4e. Class B Specimen share certificate for Putnam
             New York Intermediate Tax Exempt Fund --
             Incorporated by reference to Post-Effective
             Amendment No. 16 to the Registrant's
             Registration Statement.
         4f. Class A Specimen share certificate for Putnam
             New York Tax Exempt Opportunities Fund -
             Incorporated by reference to Post-Effective
             Amendment No. 4 to the Registrant's
             Registration Statement.
         4g. Class B Specimen share certificate for Putnam
             New York Tax Exempt Opportunities Fund --
             Incorporated by reference to Post-Effective
             Amendment No. 4 to the Registrant's
             Registration Statement.
         4h. Class M Specimen share certificate for Putnam
             New York Tax Exempt Opportunities Fund --
             Incorporated by reference to Post-Effective
             Amendment No. 5 to the Registrant's
             Registration Statement.
         4i. Portions of Agreement and Declaration of
             Trust relating to Shareholders' Rights for
             Putnam New York Tax Exempt Income Trust --
             Incorporated by reference to Post-Effective
             Amendment No. 16 to the Registrant's
             Registration Statement.
         4j. Portions of Agreement and Declaration of
             Trust Relating to Shareholders' Rights for
             Putnam New York Tax Exempt Opportunities Fund
             -- Incorporated by reference to Post-
             Effective Amendment No. 4 to the Registrant's
             Registration Statement.
         4k. Portions of Agreement and Declaration of
             Trust Relating to Shareholders' Rights for
             Putnam New York Tax Exempt Money Market Fund
             -- Incorporated by reference to Post-
             Effective Amendment No. 8 to the Registrant's
             Registration Statement.
         4l. Portions of By-Laws Relating to Shareholders'
             Rights for Putnam New York Tax Exempt Income
             Trust -- Incorporated by reference to Post-
             Effective Amendment No. 16 to the
             Registrant's Registration Statement.
         4m. Portions of By-Laws Relating to Shareholders'
             Rights for Putnam New York Tax Exempt
             Opportunities Fund -- Incorporated by
             reference to Post-Effective Amendment No. 5
             to the Registrant's Registration Statement.
         4n. Portions of By-Laws Relating to Shareholders'
             Rights for Putnam New York Tax Exempt Money
             Market Fund -- Incorporated by reference to
             Post-Effective Amendment No. 9 to the
             Registrant's Registration Statement.
         5a. Management Contract dated July 11, 1991 for
             Putnam New York Tax Exempt Income Fund --
             Incorporated by reference to Post-Effective
             Amendment No. 12 to the Registrant's
             Registration Statement.
         5b. Management Contract dated May 6, 1994 for
             Putnam New York Intermediate Tax Exempt Fund
             -- Incorporated by reference to Post-
             Effective Amendment No. 16 to the
             Registrant's Registration Statement.
         5c. Management Contract dated March 5, 1992, as
             amended January 1, 1995 for Putnam New York
             Tax Exempt Opportunities Fund --  Exhibit 1.
         5d. Management Contract dated July 9, 1992 for
             Putnam New York Tax Exempt Money Market Fund
             -- Incorporated by reference to Post-
             Effective Amendment No. 6 to the Registrant's
             Registration Statement.
         6a. Distributor's Contract dated May 6, 1994 for
             Putnam New York Tax Exempt Income Trust --
             Incorporated by reference to Post-Effective
             Amendment No. 16 to the Registrant's
             Registration Statement.
         6b. Distributor's Contract dated May 6, 1994 for
             Putnam New York Tax Exempt Opportunities Fund
             -- Incorporated by reference to Post-
             Effective Amendment No. 5 to the Registrant's
             Registration Statement.
         6c. Distributor's Contract dated May 6, 1994 for
             Putnam New York Tax Exempt Money Market Fund
             -- Incorporated by reference to Post-
             Effective Amendment No. 9 to the Registrant's
             Registration Statement.
         6d. Form of Specimen Dealer Sales Contract for
             Putnam New York Tax Exempt Income Trust --
             Incorporated by reference to Post-Effective
             Amendment No. 16 to the Registrant's
             Registration Statement.
         6e. Form of Specimen Dealer Sales Contract for
             Putnam New York Tax Exempt Opportunities Fund
             -- Incorporated by reference to Post-
             Effective Amendment No. 5 to the Registrant's
             Registration Statement.
         6f. Form of Specimen Dealer Sales Contract for
             Putnam New York Tax Exempt Money Market Fund
             -- Incorporated by reference to Post-
             Effective Amendment No. 9 to the Registrant's
             Registration Statement.
         6g. Form of Specimen Financial Institution Sales
             Contract for Putnam New York Tax Exempt
             Income Trust -- Incorporated by reference to
             Post-Effective Amendment No. 16 to the
             Registrant's Registration Statement.
         6h. Form of Specimen Financial Institution Sales
             Contract for Putnam New York Tax Exempt
             Opportunities Fund -- Incorporated by
             reference to Post-Effective Amendment No. 5
             to the Registrant's Registration Statement.
         6i. Form of Specimen Financial Institution Sales
             Contract for Putnam New York Tax Exempt Money Market Fund -- Incorporated by reference to Post-Effective Amendment No. 9 to the
             Registrant's Registration Statement.
         7.  Not applicable.
         8a. Custodian Agreement with Putnam Fiduciary
             Trust Company dated May 3, 1991, as amended
             July 13, 1992 for Putnam New York Tax Exempt
             Income Trust -- Incorporated by reference to
             Post-Effective Amendment No. 16 to the
             Registrant's Registration Statement.
         8b. Custodian Agreement with Putnam Fiduciary
             Trust Company dated May 3, 1991, as amended
             July 13, 1992 for Putnam New York Tax Exempt
             Opportunities Fund -- Incorporated by
             reference to Post-Effective Amendment No. 4
             to the Registrant's Registration Statement.
         8c. Custodian Agreement with Putnam Fiduciary
             Trust Company dated May 3, 1991, as amended
             July 13, 1992 for Putnam New York Tax Exempt
             Money Market Fund -- Incorporated by
             reference to Post-Effective Amendment No. 8
             to the Registrant's Registration Statement.
         9a. Investor Servicing Agreement dated June 3,
             1991 for Putnam New York Tax Exempt Income
             Trust -- Incorporated by reference to Post-
             Effective Amendment No. 16 to the
             Registrant's Registration Statement.
         9b. Investor Servicing Agreement with Putnam
             Fiduciary Trust Company dated June 3, 1991
             for Putnam New York Tax Exempt Opportunities
             Fund -- Incorporated by reference to Post-
             Effective Amendment No. 2 to the Registrant's
             Registration Statement.
         9c. Investor Servicing Agreement with Putnam
             Fiduciary Trust Company dated June 3, 1991
             for Putnam New York Tax Exempt Money Market
             Fund -- Incorporated by reference to Post-
             Effective Amendment No. 5 to the Registrant's
             Registration Statement.
         10a.      Opinion of Ropes & Gray, including consent
                   for Putnam New York Tax Exempt Income Trust -
                   - Exhibit 2.
         10b.      Opinion of Ropes & Gray, including consent
                   for Putnam New York Tax Exempt Opportunties
                   Fund -- Incorporated by reference to the
                   Registrant's Pre-Effective Amendment No. 1 to
                   the Registrant's Registration Statement.
         10c.      Opinion of Ropes & Gray, including consent
                   for Putnam New York Tax Exempt Money Market
                   Fund -- Exhibit 3.
         11. Not applicable.
         12. Not applicable.
         13a.      Investment Letter from Putnam Investment
                   Management, Inc. with respect to the Class A
                   shares of Putnam New York Tax Exempt Income
                   Fund -- Incorporated by reference to the
                   Registrant's Pre-Effective Amendment No. 1 to
                   the Registrant's Registration Statement.
         13b.      Investment Letter from Putnam Investment
                   Management, Inc. with respect to the Class B
                   shares of Putnam New York Tax Exempt Income
                   Fund -- Incorporated by reference to Post-
                   Effective Amendment No. 13 to the
                   Registrant's Registration Statement.
         13c.      Investment Letter from Putnam Investment
                   Management, Inc. with respect to the Class A
                   shares of Putnam New York Intermediate Tax
                   Exempt Fund -- Incorporated by reference to
                   Post-Effective Amendment No. 16 to the
                   Registrant's Registration Statement.
         13d.      Investment Letter from Putnam Investment
                   Management, Inc. with respect to the Class B
                   shares of Putnam New York Intermediate Tax
                   Exempt Fund -- Incorporated by reference to
                   Post-Effective Amendment No. 16 to the
                   Registrant's Registration Statement.
         13e.      Investment Letter from Putnam Investments,
                    Inc. with respect to Putnam New York Tax
                   Exempt Opportunities Fund for Class A shares
                   -- Incorporated by reference to the
                   Registrant's Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         13f.      Investment Letter from Putnam Investments,
                   Inc. with respect to the Registrant for Class
                   B shares for Putnam New York Tax Exempt
                   Opportunities Fund -- Incorporated by
                   reference to the Post-Effective Amendment No.
                   4 to the Registrant's Registration Statement.
         13g.      Investment Letter from Putnam Investment
                   Management, Inc. with respect to Putnam New
                   York Tax Exempt Money Market Fund --
                   Incorporated by reference to the Registrant's
                   Initial Registration Statement.
         14. Not applicable.
         15a.      Class A Distribution Plan dated April 8, 1994
                   for Putnam New York Tax Exempt Income Fund --
                   Incorporated by reference to Post-Effective
                   Amendment No. 16 to the Registrant's
                   Registration Statement.
         15b.      Class B Distribution Plan dated April 8, 1994
                   for Putnam New York Tax Exempt Income Fund --
                   Incorporated by reference to Post-Effective
                   Amendment No. 16 to the Registrant's
                   Registration Statement.
         15c.      Class M Distribution Plan for Putnam New York
                   Tax Exempt Income Fund -- Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement.
         15d.      Class A Distribution Plan dated May 6, 1994
                   for Putnam New York Intermediate Tax Exempt
                   Fund -- Incorporated by reference to Post-
                   Effective Amendment No. 16 to the
                   Registrant's Registration Statement.
         15e.      Class B Distribution Plan dated May 6, 1994
                   for Putnam New York Intermediate Tax Exempt
                   Fund -- Incorporated by reference to Post-
                   Effective Amendment No. 16 to the
                   Registrant's Registration Statement.
         15f.      Class A Distribution Plan and Agreement dated
                   February 1, 1994 for Putnam New York Tax
                   Exempt Opportunities Fund -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement.
         15g.      Class B Distribution Plan and Agreement dated
                   February 1, 1994 for Putnam New York Tax
                   Exempt Opportunities Fund -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement.
         15h.      Class M Distribution Plan and Agreement and
                   Putnam New York Tax Exempt Opportunities Fund
                   - Incorporated by reference to Post-Effective
                   Amendment No. 5 to the Registrant's
                   Registration Statement.
         15i.      Distribution Plan, as adopted September 11,
                   1987, and as amended January 1, 1990, for Putnam New York Tax Exempt Money Market Fund
                   -- Incorporated by reference to Post-
                   Effective Amendment No. 3 to the Registrant's
                   Registration Statement.
         15j.      Form of Specimen Dealer Service Agreement for
                   Putnam New York Tax Exempt Income Trust --
                   Incorporated by reference to Post-Effective
                   Amendment No. 16 to the Registrant's
                   Registration Statement.
         15k.      Form of Specimen Dealer Service Agreement for
                   Putnam New York Tax Exempt Opportunities Fund
                  -- Incorporated by reference to Post-
                   Effective Amendment No. 5 to the Registrant's
                                  Registration Statement.
         15l.      Form of Specimen Dealer Service Agreement for
                   Putnam New York Tax Exempt Money Market Fund
                   -- Incorporated by reference to Post-
                   Effective Amendment No. 5 to the Registrant's
                   Registration Statement.
         15m.      Form of Specimen Financial Institution
                   Service Agreement for Putnam New York Tax
                   Exempt Income Trust -- Incorporated by
                   reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement.
         15n.      Form of Specimen Financial Institution
                   Service Agreement for Putnam New York Tax
                   Exempt Opportunities Fund -- Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement.
         15o.      Form of Specimen Financial Institution
                   Service Agreement for Putnam New York Tax
                   Exempt Money Market Fund -- Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement.
         16a.      Schedules for computation of performance
                   quotations for Putnam New York Tax Exempt
                   Income Fund -- Exhibit 4.
         16b.      Schedules for computation of performance
                   quotations for Putnam New York Intermediate
                   Tax Exempt Fund -- Exhibit 5.
         16c.      Schedules for computation of performance
                   quotations for Putnam New York Tax Exempt
                   Opportunities Fund -- Exhibit 6.
         16d.      Schedules for computation of performance
                   quotations for Putnam New York Tax Exempt
                   Money Market Fund -- Exhibit 7.
         17a.      Financial Data Schedule for Putnam New York
                   Tax Exempt Income Fund Class A shares --
                   Exhibit 8.
         17b.      Financial Data Schedule for Putnam New York
                   Tax Exempt Income Fund Class B shares --
                   Exhibit 9.
         17c.      Financial Data Schedule for Putnam New York
                   Tax Exempt Income Fund Class M shares --
                   Exhibit 10.
         17d.      Financial Data Schedule for Putnam New York
                   Intermediate Tax Exempt Fund Class A shares -
                   - Exhibit 11.
         17e.      Financial Data Schedule for Putnam New York
                   Intermediate Tax Exempt Fund Class B shares -
                   - Exhibit 12.
         17f.      Financial Data Schedule for Putnam New York
                   Tax Exempt Opportunities Fund Class A shares
                   -- Exhibit 13.
         17g.      Financial Data Schedule for Putnam New York
                   Tax Exempt Opportunities Fund Class B shares
                   -- Exhibit 14.
         17h.      Financial Data Schedule for Putnam New York
                   Tax Exempt Opportunities Fund Class M shares
                   -- Exhibit 15.
         17g.      Financial Data Schedule for Putnam New York
                   Tax Exempt Money Market Fund -- Exhibit 16.
         18. Rule 18f-3(d) Plan for Putnam New York Tax
             Exempt Income Trust, Putnam New York Tax
             Exempt Opportunities Fund and Putnam New York
             Tax Exempt Money Market Fund -- Exhibit 17.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
         REGISTRANT

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

    As of December 31, 1995 the number of record holders of each class of securities of the Registrants is as follows:

                                  Number of record holders
                             ----------------------------------
                             Class A      Class B       Class M
                             -------      -------       -------

Income Fund                 47,285        7,334            38
Intermediate Fund               77           66           N/A
Opportunities Fund           4,670          854            25
Money Market Fund            2,619          N/A           N/A

ITEM 27. INDEMNIFICATION

    The information required by this item is incorporated by reference from the Registrants' initial Registration Statements on Form N-1A under the Investment Company Act of 1940 (File Nos. 811-3741 for Putnam New York Tax Exempt Income Trust, 811-6176 for Putnam New York Tax Exempt Opportunities Fund and 811-5335 for Putnam New York Tax Exempt Money Market Fund).

Item 28. Business and Other Connections of Investment Adviser

    Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.

NAME                      NON-PUTNAM BUSINESS AND OTHER
    CONNECTIONS


Gail S. Attridge          Prior to November, 1993, International
Vice President              Analyst, Keystone Custodian Funds,
                          200 Berkeley Street, Boston, MA
                          02116

James D. Babcock          Prior to June, 1994, Interest
Assistant Vice President    Supervisor, Salomon Brothers, Inc.
                          7 World Trade Center, New York, NY
                          10048

Robert K. Baumbach        Prior to August, 1994, Vice President
Vice President              and Analyst, Keystone Custodian
                            Funds, 200 Berkeley St., Boston, MA
                            02110

Janet S. Becker           Prior to July, 1995, National Account
Assistant Vice President    Manager for Booz-Allen & Hamilton,
                            American Express Travel Management
                            Services, 100 Cambridge Park Drive,
                            02140; Prior to August, 1994,
                            Account Manager, Hilton at Dedham
                            Place, Dedham, MA 02026

Sharon A. Berka           Prior to January, 1994, Vice
Vice President              President - Compensation Manager,
                            BayBanks, Inc., 175 Federal Street,
                            Boston, MA 02110

Matthew G. Bevin          Prior to February, 1995, Consultant,
Assistant Vice President    SEI Corporation, 680 East Swedesford
                            Road, Wayne, PA 19807

Thomas Bogan              Prior to November, 1994, Analyst
Senior Vice President       Lord, Abbett & Co., 767 Fifth
                            Avenue, New York, NY 10153

Michael F. Bouscaren      Prior to May, 1994, President and
Senior Vice President       Chairman of the Board of Directors
                            at Salomon Series Funds, Inc. and a
                            Director of Salomon Brothers Asset
                            Management, 7 World Trade Center,
                            New York, NY 10048

Brett Browchuk            Prior to April, 1994, Managing
Managing Director           Director, Fidelity Investments, 82
                            Devonshire St., Boston, MA 02109

Andrea Burke              Prior to August, 1994, Vice President
Vice President              and Portfolio Manager, Back Bay
                            Advisors, 399 Boylston St., Boston,
                            MA 02116

Susan Chapman             Prior to June, 1995, Vice President,
Senior Vice President       Forbes, Walsh, Kelly & Company,
                            Inc., 17 Battery Place, New York, NY
                            10004

Steven Cheshire           Prior to January, 1994, Assistant
Vice President              Vice President, Wellington
                            Management, 75 State Street, Boston,
                            MA 02109

Louis F. Chrostowski      Prior to August, 1995, Manager of
Vice President              Compensation and Benefits, Itek
                            Optical Systems, 10 MacGuire Rd.,
                            Lexington, MA 02173

Judith S. Deming          Prior to May, 1995, Asset Manager,
Assistant Vice President    Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

John A. DeTore            Prior to January, 1994, Director of
Managing Director           Quantitative Portfolio Management,
                            Wellington Management, 75 State
                            Street, Boston, MA 02109

Theodore J. Deutz         Prior to January, 1995, Senior Vice
Vice President              President, Metropolitan West
                            Securities, Inc. 10880 Wilshire
                            Blvd., Suite 200, Los Angeles, CA
                            90024

Michael G. Dolan          Prior to February, 1994, Senior
Assistant Vice President    Financial Analyst, General Electric
                            Company, 1000 Western Ave., Lynn, MA
                            01905

Joseph J. Eagleeye        Prior to August, 1994, Associate,
Assistant Vice President    David Taussig & Associates, 424
                            University Ave., Sacramento, CA
                            95813

Michael T. Fitzgerald     Prior to September, 1994, Senior
Senior Vice President       Vice President, Vantage Global
                            Advisers, 1201 Morningside Dr.,
                            Manhattan Beach, CA 90266

Roland Gillis             Prior to March, 1995, Vice President
Senior Vice President       and Senior Portfolio Manager,
                          Keystone Group, Inc., 200 Berkeley
                          St., Boston, MA 02116

Mark D. Goodwin           Prior to May, 1994, Manager, Audit &
Assistant Vice President    Operations Analysis, Mitre
                            Corporation, 202 Burlington Rd.,
                            Bedford, MA 01730

Stephen A. Gorman         Prior to July, 1994, Financial
Assistant Vice President    Analyst, Boston Harbor Trust
                            Company, 100 Federal St., Boston, MA
                            02110

Jill Grossberg            Prior to March, 1995, Associate
Assistant Vice President    Counsel, 440 Financial Group of
and Associate Counsel       Worcester, Inc., 440 Lincoln St.,
                            Worcester, MA 01653; Prior to
                            November, 1993, Counsel, Berman
                            DeValerio & Pease, One Liberty
                            Square, Boston, MA 02109

Deborah R. Healey         Prior to June, 1994, Senior Equity
Senior Vice President       Trader, Fidelity Management &
                            Research Company, 82 Devonshire St.,
                            Boston, MA 02109

Lisa A. Heitman           Prior to July, 1994, Securities
Senior Vice President       Analyst, Lord, Abbett & Company, 767
                            Fifth Ave., New York, NY 10153

Pamela Holding            Prior to May, 1995, Senior Securities
Vice President              Analyst, Kemper Financial Services,
                            Inc., 120 South LaSalle St.,
                            Chicago, IL 60603

Michael F. Hotchkiss      Prior to May, 1994, Vice President,
Vice President              Massachusetts Financial Services,
                            500 Boylston St., Boston, MA 02116

Walter Hunnewell, Jr.     Prior to April, 1994, Managing
Vice President              Director, Veronis, Suhler &
                            Associates, 350 Park Avenue, New
                            York, NY 10022

Joseph Joseph             Prior to October, 1994, Managing
Vice President              Director, Vert Independent Capital
                            Research, 53 Wall St., New York, NY
                            10052

Mary E. Kearney           Prior to February, 1995, Partner,
Managing Director           Price Waterhouse, 160 Federal St.,
                          Boston, MA  02110

D. William Kohli          Prior to September, 1994, Executive
Managing Director           Vice President and Co-Director of
                            Global Bond Management, Franklin
                            Advisors/Templeton Investment
                            Counsel, 777 Mariners Island Blvd.,
                            San Mateo, CA 94404

Karen R. Korn             Prior to June, 1994, Vice President,
Vice President              Assistant to the President, Designs,
                            Inc. 1244 Boylston St., Chestnut
                            Hill, MA 02167

Peter B. Krug             Prior to January, 1995, Owner and
Vice President              Director, Griswold Special Care, 42
                            Ethan Allen Drive, Acton, MA 01720

Catherine A. Latham       Prior to August, 1995, Director of
Vice President              Human Resources, Electronic Data
                            Systems, 1601 Trapello Rd., Waltham,
                            MA 02154

Kevin Lemire              Prior to March, 1995, Corporate
Assistant Vice President    Facilities Manager, Bose
                            Corporation, The Mountain,
                            Framingham, MA 01701; Prior to June,
                            1994, Facilities Manager, The
                            Pioneer Group, 60 State St., Boston,
                            MA 02109

Lawrence J. Lasser        Director, Marsh & McLennan Companies,
President, Director         Inc., 1221 Avenue of the Americas,
and Chief Executive         New York, NY  10020; Director,
Officer                     INROADS/Central New England, Inc.,
                            99 Bedford St., Boston,MA 02111

Jeffrey R. Lindsey        Prior to April, 1994, Vice President
Vice President              and Board Member, Strategic
                            Portfolio Management, 900 Ashwood
                            Parkway, Suite 290, Atlanta, GA
                            30338

James W. Lukens           Prior to February, 1995, Vice
Senior Vice President       President of Institutional
                          Marketing, Keystone Group, Inc., 200
                          Berkeley St., Boston, MA 02116

Michael Martino           Prior to January, 1994, Executive
Managing Director           Vice President and Chief Investment
                            Officer until 1992

Helen Mazareas            Prior to May, 1995, Librarian,
Assistant Vice President    Scudder, Stevens & Clark, 2
                            International Place, Boston, MA
                            02110; Prior to January, 1994,
                            Systems Librarian, Goodwin, Procter
                            & Hoar, Exchange Place, Boston, MA
                            02109

Alexander J. McAuley      Prior to June, 1995, Vice President,
Senior Vice President       Deutsche Bank Securities Corp. -
                            Deutsche Asset Management, 1290
                            Avenue of the Americas, New York, NY
                            10019

Susan A. McCormack        Prior to May, 1994, Associate
Vice President              Investment Banker, Merrill Lynch &
                            Co., 350 South Grand Ave., Suite
                            2830, Los Angeles, CA 90071

Carol McMullen            Prior to June, 1995, Senior Vice,
Managing Director           President and Senior Portfolio
                            Manager, Baring Asset Management,
                            125 High Street, Boston, MA 02110

Darryl Mikami             Prior to June, 1995, Vice President,
Senior Vice President       Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

Carol H. Miller           Prior to July, 1995, Business
Assistant Vice President    Development Officer, Bank of Boston
                            - Connecticut, 100 Pearl St.,
                            Hartford, CT 06101

Seung H. Minn             Prior to June, 1995, Vice President
Vice President              in Portfolio Management and
                            Research, Templeton Quantitative
                            Advisors, Inc.,

Maziar Minovi             Prior to January, 1995, Associate
Vice President              Privatization Specialist, The
                            International Bank for
                            Reconstruction and Development, 1818
                            H St. N.W., Washington, DC 20433

Kenneth Mongtomery        Prior to July, 1995, Senior Vice
Managing Director           President and Director of World Wide
                            Sales, Chemcial Banking Corporation,

Paul G. Murphy            Prior to January, 1995, Section
Assistant Vice President    Manager, First Data Corp., 53 State
                            Street, Boston, MA 02109

C. Patrick O'Donnell, Jr. Prior to May, 1994, President,
Managing Director           Exeter Research, Inc., 163 Water
                            Street, Exeter, New Hampshire, 03833

Brian O'Keefe             Prior to December, 1993, Vice
Vice President              President - Foreign Exchange Trader,
                            Bank of Boston, 100 Federal Street,
                            Boston, MA 02109

Margaret Pietropaolo      Prior to January, 1994, Data Base/
Assistant Vice President    Production Analyst, Wellington
                            Management, 75 State Street, Boston,
                            MA 02109

Jane E. Price             Prior to February, 1995, Associate
Assistant Vice President    ERISA Attorney, Hale & Dorr,
                          60 State St., Boston, MA  02109

Keith Quinton             Prior to July, 1995, Vice President,
Senior Vice President       Falconwood Securities Corporation.,

Paul T. Quistberg         Prior to July, 1995, Assistant
Assistant Vice President    Investment Officer, The Travelers
                            Insurance Group.,

George Putnam             Chairman and Director, Putnam Mutual
Chairman and Director       Funds Corp.;   Director, The Boston
                            Company, Inc., One Boston Place,
                            Boston, MA 02108; Director, Boston
                            Safe Deposit and Trust Company, One
                            Boston Place, Boston, MA 02108;
                            Director, Freeport-McMoRan, Inc.,
                            200 Park Avenue, New York, NY 10166;
                            Director, General Mills, Inc., 9200
                            Wayzata Boulevard, Minneapolis, MN
                            55440; Director, Houghton Mifflin
                            Company, One Beacon Street, Boston,
                            MA 02108;      Director, Marsh & McLennan
                            Companies, Inc., 1221 Avenue of the
                            Americas, New York, NY 10020;
                            Director, Rockefeller Group, Inc.,
                            1230 Avenue of the Americas, New
                            York, NY 10020

Thomas Rosalanko          Prior to February, 1995, Senior
Senior Vice President       Account Manager, SEI Corporation,
                            680 East Swedesford Road, Wayne, PA
                            19807

Michael Scanlon           Prior to February, 1995, Senior
Assistant Vice President    Financial Analyst, Massachusetts
                            Financial Services, 500 Boylston
                            St., Boston, MA 02116

Robert M. Shafto          Prior to January, 1995, Account
Assistant Vice President    Manager, IBM Corporation, 404 Wyman
                            St., Waltham, MA 02254

Karen F. Smith            Prior to May, 1994, Consultant and
Assistant Vice President    Portfolio Manager, Wyatt Asset
                            Services, Inc., 1211 W.W. 5th Ave.,
                            Portland, OR 97204

Margaret Smith            Prior to September, 1995, Vice
Senior Vice President       President, State Street Research,
                            One Financial Center, Boston, MA
                            02111

Steven Spiegel            Prior to December, 1994, Managing
Senior Managing Director    Director/Retirement, Lehman
                            Brothers, Inc., 200 Vesey St., World
                            Financial Center, New York, NY 10285

George W. Stairs          Prior to July, 1994, Equity Research
Vice President              Analyst, ValueQuest Limited,
                            Roundy's Hill, Marblehead, MA 01945

James H. Steggall         Prior to May, 1995, Senior Municipal
Assistant Vice President    Analyst, Colonial Management
                            Associates, Inc., One Financial
                            Center, Boston, MA 02111; Prior to
                            May, 1994, Controller, Wheelabrator
                            Environmental Systems, Libery Lane,
                            Hampton, NH 03842

Karen Stewart             Prior to May, 1995, Equity Research
Assistant Vice President    Analyst, Chancellor Capital
                            Management, 1166 Avenue of the
                            Americas, New York, NY 10036

Roger Sullivan            Prior to December, 1994, Vice
Senior Vice President       President, State Street Research &
                            Management Co., One Financial
                            Center, Boston, MA 02111

Robert Swift              Prior to August, 1995, Far East Team
Senior Vice President       Leader and Portfolio Manager, IAI
                            International/Hill Samuel Investment
                            Advisors, 10 Fleet Place, London,
                            England

Jerry H. Tempelman        Prior to May, 1994, Senior Money
Assistant Vice President    Market Trader, State Street Bank &
                            Trust Co., 225 Franklin, Street,
                            Boston, MA 02110

Michael Temple            Prior to June, 1995, Vice President,
Vice President              Duff & Phelps, 55 East Monroe,
                            Chicago, IL 60613

Hillary F. Till           Prior to May, 1994, Fixed-Income
Vice President              Derivative Trader, Bank of Boston,
                            100 Federal Street, Boston, MA
                            02109; Prior to December, 1993,
                            Equity Analyst, Harvard Management
                            Company, 600 Atlantic St., Boston,
                            MA 02109

Lisa L. Trubiano          Prior to July, 1995, Senior Marketing
Vice President              Consultant, John Hancock Mutual Life
                            Insurance Company,

Elizabeth A. Underhill    Prior to August, 1994, Vice President
Senior Vice President       and Senior Equity Analyst, State
                            Street Bank and Trust Company, 225
                            Franklin St., Boston, MA 02110

Charles C. Van Vleet      Prior to August, 1994, Vice President
Senior Vice President       and Fixed-Income Manager, Alliance
                            Capital Management, 1345 Avenue of
                            the Americas, New York, NY 10105

Francis P. Walsh          Prior to November, 1994, Research
Vice President              Analyst, Furman, Selz, Inc. 230 Park
                            Avenue, New York, NY 10169; Prior to
                            December, 1993, Strategic Marketing
                            Analyst, Lotus Development,
                            Corporation 55 Cambridge Parkway,
                            Cambridge, MA 02142

Michael R. Weinstein      Prior to March, 1994, Management
Vice President              Consultant, Arthur D. Little, Acorn
                            Park, Cambridge, MA 02140

Item 29. Principal Underwriter

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam Adjustable Rate U.S. Government Fund, Putnam American Government Income Fund, Putnam American Renaissance Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Trust, Putnam California Tax Exempt Money Market Fund, Putnam Capital Appreciation Fund,
Putnam Capital Manager Trust, Putnam Convertible Income-Growth Trust, Putnam Diversified Equity Trust, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Growth Fund,
Putnam Federal Income Trust, Putnam Florida Tax Exempt Income
Fund, The Putnam Fund for Growth and Income, The George Putnam
Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Growth Fund, Putnam Growth and Income Fund, Putnam Health Sciences Trust, Putnam High Yield Trust,
Putnam High Yield Advantage Fund, Putnam Income Fund, Putnam Intermediate Tax Exempt Income Fund, Putnam Intermediate U.S. Government Income Fund, Putnam Investment Funds, Putnam Investment-Grade Bond Fund, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam
Money Market Fund, Putnam Municipal Income Fund, Putnam Natural Resources Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam
New Opportunities Fund, Putnam New York Tax Exempt Income Trust, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC Emerging Growth Fund, Putnam Overseas Growth Fund,
Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred
Income Fund, Putnam Research Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income
Trust, Putnam U.S. Government Income Trust, Putnam Utilities
Growth and Income Fund, Putnam Vista Fund, Putnam Voyager Fund

(b)  The directors and officers of the Registrant's principal underwriter are:

Positions and Offices        Positions and Offices
Name                           with Underwriter                    with Registrant
John V. Adduci             Assistant Vice President                     None
Christopher S. Alpaugh     Vice President                               None
Paulette C. Amisano        Vice President                               None
Ronald J. Anwar            Vice President                               None
Steven E. Asher            Senior Vice President                        None
Scott A. Avery             Vice President                               None
Hallie L. Baron            Assistant Vice President                     None
Ira G. Baron               Senior Vice President                        None
John L. Bartlett           Senior Vice President                        None
Dale Beardon               Senior Vice President                        None
Steven M. Beatty           Vice President                               None
Matthew F. Beaudry         Vice President                               None
Janet S. Becker            Assistant Vice President                     None
John J. Bent               Vice President                               None
Thomas A. Beringer         Vice President                               None
Sharon A. Berka            Vice President                               None
Maureen L. Boisvert        Vice President                               None
John F. Boneparth          Managing Director                            None
Keith R. Bouchard          Vice President                               None
Linda M. Brady             Assistant Vice President                     None
Leslee R. Bresnahan        Senior Vice President                        None
James D. Brockelman        Senior Vice President                        None
Scott C. Brown             Vice President                               None
Gail D. Buckner            Senior Vice President                        None
Robert W. Burke            Senior Managing Director                     None
Ellen S. Callahan          Vice President                               None
Thomas C. Callahan         Assistant Vice President                     None
Peter J. Campagna          Vice President                               None
Robert Capone              Vice President                               None
Charles A. Carey           Vice President                               None
Patricia A. Cartwright     Assistant Vice President                     None
Janet Casale-Sweeney       Vice President                               None
Stephen J. Chaput          Assistant Vice President                     None
Louis F. Chrostowski       Vice President                               None
Daniel J. Church           Vice President                               None
James E. Clinton           Assistant Vice President                     None
Kathleen M. Collman        Managing Director                            None
Mark L. Coneeny            Vice President                               None
Donald A. Connelly         Senior Vice President                        None
Karen E. Connolly          Assistant Vice President                     None
Anna Coppola               Vice President                               None
F. Nicholas Corvinus       Senior Vice President                        None
Thomas A. Cosmer           Vice President                               None
Chad H. Cristo             Assistant Vice President                     None
Lisa M. D'Allesandro       Assistant vice President                     None
Jessica E. Dahill          Vice President                               None
Kenneth L. Daly            Senior Vice President                        None
Edward H. Dane             Vice President                               None
Nancy M. Days              Assistant Vice President                     None
Pamela De Oliveira-Smith   Assistant Vice President                     None
Richard D. DeSalvo         Vice President                               None
Joseph C. DeSimone         Assistant Vice President                     None
Daniel J. Delianedis       Vice President                               None
Judith S. Deming           Assistant Vice President                     None
Teresa F. Dennehy          Assistant Vice President                     None
J. Thomas Despres          Senior Vice President                        None
Michael G. Dolan           Assistant Vice President                     None
Scott M. Donaldson         Vice President                               None
Emily J. Durbin            Vice President                               None
Dwyer Cabana, Susan        Vice President                               None
David B. Edlin             Senior Vice President                        None
James M. English           Senior Vice President                        None
Vincent Esposito           Managing Director                            None
Mary K. Farrell            Assistant Vice President                     None
Michael J. Fechter         Vice President                               None
Susan H. Feldman           Vice President                               None
Paul F. Fichera            Senior Vice President                        None
C. Nancy Fisher            Senior Vice President                        None
Mitchell B. Fishman        Senior Vice President                        None
Joseph C. Fiumara          Vice President                               None
Patricia C. Flaherty       Senior Vice President                        None
Samuel F. Gagliardi        Vice President                               None
Karen M. Gardner           Assistant Vice President                     None
Judy S. Gates              Vice President                               None
Richard W. Gauger          Assistant Vice President                     None
Joseph P. Gennaco          Vice President                               None
Stephen E. Gibson          Managing Director                            None
Mark P. Goodfellow         Assistant Vice President                     None
Robert Goodman             Managing Director                            None
Mark D. Goodwin            Assistant Vice President                     None
Anthony J. Grace           Assistant Vice President                     None
Linda K. Grace             Assistant Vice President                     None
Robert G. Greenly          Vice President                               None
Jill Grossberg             Assistant Vice President                     None
Jeffrey P. Gubala          Vice President                               None
James E. Halloran          Vice President                               None
Thomas W. Halloran         Vice President                               None
Meghan C. Hannigan         Assistant Vice President                     None
Bruce D. Harrington        Assistant Vice President                     None
Marilyn M. Hausammann      Senior Vice President                        None
Howard W. Hawkins, III     Vice President                               None
Deanna R. Hayes-Castro     Vice President                               None
Paul P. Heffernan          Vice President                               None
Susan M. Heimanson         Vice President                               None
Joanne Heyman              Assistant Vice President                     None
Bess J.M. Hochstein        Vice President                               None
Maureen A. Holmes          Assistant Vice President                     None
Paula J. Hoyt              Assistant Vice President                     None
William J. Hurley          Senior Vice President                        None
Gregory E. Hyde            Senior Vice President                        None
Dwight D. Jacobsen         Senior Vice President                        None
Douglas B. Jamieson        Senior Managing Director, Director           None
Jay M. Johnson             Vice President                               None
Kevin M. Joyce             Senior Vice President                        None
Karen R. Kay               Senior Vice President                        None
Mary E. Kearney            Managing Director                            None
John P. Keating            Vice President                               None
A. Siobahn Kelly           Assistant Vice President                     None
Brian J. Kelly             Vice President                               None
Anne Kinsman               Assistnat Vice President                     None
Deborah H. Kirk            Senior Vice President                        None
Jill A. Koontz             Assistant Vice President                     None
Linda G. Kraunelis         Assistant Vice President                     None
Howard H. Kreutzberg       Senior Vice President                        None
Marjorie B. Krieger        Assistant Vice President                     None
Charles Lacasia            Assistant Vice President                     None
Arthur B. Laffer, Jr.      Vice President                               None
Catherine A. Lathan        Vice President                               None
James D. Lathrop           Vice President                               None
Charles C. Ledbetter       Vice President                               None
Kevin Lemire               Assistant Vice President                     None
Eric S. Levy               Vice President                               None
Edward V. Lewandowski      Senior Vice President                        None
Edward V. Lewandowski, Jr. Vice President                               None
Samuel L. Lieberman        Vice President                               None
David M. Lifsitz           Assistant Vice President                     None
Ann Marie Linehan          Assistant Vice President                     None
Maura A. Lockwood          Vice President                               None
Rufino R. Lomba            Vice President                               None
Peter V. Lucas             Senior Vice President                        None
Robert F. Lucey            Senior Managing Director, Director           None
Kathryn A. Lucier          Assistant Vice President                     None
Alana Madden               Vice President                               None
Ann Malatos                Assistant Vice President                     None
Bonnie Mallin              Vice President                               None
Renee L. Maloof            Assistant Vice President                     None
Frederick S. Marius        Assistant Vice President                     None
Karen E. Marotta           Vice President                               None
Kathleen M. McAnulty       Assistant Vice President                     None
Anne B. McCarthy           Assistant Vice President                     None
Paul McConville            Vice President                               None
Marla J. McDougall         Assistant Vice President                     None
Walter S. McFarland        Vice President                               None
Mark J. McKenna            Senior Vice President                        None
Gregory J. McMillan        Vice President                               None
Claye A. Metelmann         Vice President                               None
J. Chris Meyer             Senior Vice President                        None
Bart D. Miller             Vice President                               None
Douglas W. Miller          Vice President                               None
Jeffery M. Miller          Senior Vice President                        None
Ronald K. Mills            Vice President                               None
Peter M. Moore             Assistant Vice President                     None
Mitchell Moret             Senior Vice President                        None
Donald E. Mullen           Vice President                               None
Paul G. Murphy             Assistant Vice President                     None
Brendan R. Murray          Vice President                               None
Robert Nadherny            Vice President                               None
Alexander L. Nelson        Managing Director                            None
John P. Nickodemus         Vice President                               None
Michael C. Noonis          Assistant Vice President                     None
Kristen P. O'Brien         Vice President                               None
Kevin L. O'Shea            Senior Vice President                        None
Nathan D. O'Steen          Assistant Vice President                     None
Joseph R. Palombo          Managing Director                            None
Scott A. Papes             Vice President                               None
Cynthia O. Parr            Vice President                               None
John D. Pataccoli          Vice President                               None
John G. Phoenix            Vice President                               None
Joseph Phoenix             Senior Vice President                        None
Jeffrey E. Place           Senior Vice President                        None
Keith Plapinger            Vice President                               None
Jane E. Price              Assistant Vice President                     None
Douglas H. Powell          Vice President                               None
Susannah Psomas            Vice President                               None
Scott M. Pulkrabek         Vice President                               None
George Putnam              Director                             Chairman & President
George A. Rio              Senior Vice President                        None
Debra V. Rothman           Vice President                               None
Robert B. Rowe             Vice President                               None
Kevin A. Rowell            Senior Vice President                        None
Thomas C. Rowley           Vice President                               None
Charles A. Ruys de Perez   Senior Vice President                        None
Deborah A. Ryan            Assistant Vice President                     None
Robert M. Santosuosso      Assistant Vice President                     None
Debra J. Sarkisian         Assistant Vice President                     None
Catherine A. Saunders      Senior Vice President                        None
Robbin L. Saunders         Assistant Vice President                     None
Karl W. Saur               Vice President                               None
Michael Scanlon            Assistant Vice President                     None
Shannon D. Schofield       Vice President                               None
Christine A. Scordato      Vice President                               None
Joseph W. Scott            Assistant Vice President                     None
John B. Shamburg           Vice President                               None
Kathleen G. Sharpless      Managing Director                            None
John F. Sharry             Managing Director                            None
Stuart D. Sheppard         Assistant Vice President                     None
William N. Shiebler        Director and President                  Vice President
Daniel S. Shore            Vice President                               None
Mark J. Siebold            Assistant Vice President                     None
Gordon H. Silver           Senior Managing Director                Vice President
John Skistimas, Jr.        Assistant Vice President                     None
Steven Spiegel             Senior Managing Director                     None
Nicholas T. Stanojev       Senior Vice President                        None
Paul R. Stickney           Vice President                               None
Brian L. Sullivan          Vice President                               None
Guy Sullivan               Seniior Vice President                       None
Kevin J. Sullivan          Vice President                               None
Moira Sullivan             Vice President                               None
James S. Tambone           Managing Director                            None
B. Iris Tanner             Assistant Vice President                     None
Louis Tasiopoulos          Managing Director                            None
David S. Taylor            Vice President                               None
John R. Telling            Vice President                               None
Richard B. Tibbetts        Senior Vice President                        None
Patrice M. Tirado          Vice President                               None
Janet E. Tosi              Assistant Vice President                     None
John C. Tredinnick         Vice President                               None
Bonnie L. Troped           Vice President                               None
Christine M. Twigg         Assistant Vice Presient                      None
Larry R. Unger             Vice President                               None
Douglas J. Vander Linde    Senior Vice President                        None
Edward F. Whalen           Vice President                               None
Robert J. Wheeler          Senior Vice President                        None
John B. White              Vice President                               None
Kirk E. Williamson         Senior Vice President                        None
Leigh T. Williamson        Vice President                               None
Jane Wolfson               Vice President                               None
Benjamin I. Woloshin       Vice President                               None
William H. Woolverton      Senior Vice President                        None
Timothy R. Young           Vice President                               None
SooHee L. Zebedee          Vice President                               None
Laura J. Zografos          Vice President                               None

The principal business address of each person listed above is One
Post Office Square, Boston, MA 02109, except for:

Mr. Alpaugh, 5980 Richmond Highway, Alexandria, VA 22303
Mr. Anwar, 131 Crystal Road, Colmar, PA 18915
Mr. Avery, 7031 Spring Ridge Rd., Cary NC 27511
Mr. Baron, 31 Cala Moreya, Laguna Niguel, CA 92667
Mr. Bartlett, 7 Fairfield St., Boston, MA 02116
Mr. Beatty, 200 High St., Winchester, MA 01890
Mr. Beringer, 4915 Dupont Avenue South, Minneapolis, MN 55409 Ms. Besset, 1140 North LaSalle Blvd, Chicago, IL 60610
Mr. Bouchard, 18 Brice Rd., Annapolis, MD 21401
Mr. Brockelman, 94 Middleton Rd., Boxford, MA 01921
Mr. Brown, 2012 West Grove Drive, Gibson, PA 15044
Ms. Buckner, 21012 West Grove Drive, Gibsonia, PA 15044
Mr. Campagna, 2091-B Lake Park Drive, Smyrna, GA 30080
Ms. Castro, 26 Gould Road, Andover, MA 01810
Mr. Church, 4504 Sir Winston Place, Charlotte, NC 28211
Mr. Cristo, 11 Schenck Ave., Great Neck, NY 11021
Mr. Coneeny, 10 Amherst St., Arlington, MA 02174
Mr. Connelly, 4634 Mirada Way, Sarasota, FL 34238
Mr. Corvinus, 208 Water St., Newburyport, MA 01950
Ms. Dahill, 270-1 C Iven Ave., St. David's, PA 19087
Mr. Deliandis, 206 Promontory Drive, Newport Beach, CA 92660 Mr. DeSalvo, 54 Morriss Place, Maddison, NJ 07940
Mr. DeSimone, Pheasant Run Apartments, Inlet Ridge Drive,
    Maryland Heights, MO 63043
Ms. Dwyer-Cabana, 7730 Herrick Park, Hudson, OH 44236
Mr. Edlin, 7 River Road, 305 Palmer Point, Cos Cob, CT 06807 Mr. English, 1184 Pintail Circle, Boulder, CO 80303
Mr. Goodman, 14 Clover Place, Cos Cob, CT 06807
Mr. Gubala, 4308 Rickover Drive, Dallas, TX 75244
Mr. J. Halloran, 978 W. Creek Lane, Westlake Village, CA 91362 Mr. T. Halloran, 19449 Misty Lake Dr., Strongsville, OH 44136 Mr. Hyde, 3305 Sulky, Marietta, GA 30067
Mr. Jacobsen, 2744 Joyce Ridge Drive, Chesterfield, MO 63017 Mr. Johnson, 200 Clock Tower Place, Carmel, CA 93923
Mr. Keating, 5521 Greenville Avenue, Dallas, TX 75206
Mr. Kelley, 3356 North Lakeharbor Lane, Boise, ID 83703
Ms. Kelly, 31 Jeffrey's Neck Road, Ipswich, MA 01938
Ms. Kinsman, 9599 Brookview Circle, Woodbury, MN 55125
Ms. Kirk, 124 Rivermist Dr., Buffalo, NY 14202
Ms. Kraunelis, 584 East Eighth St., South Boston, MA 02127
Mr. Lathrop, 14814 Straub Hill Lane, Chesterfield, MO 63017 Mr. Lewandowski, 805 Darrell Road, Hillsborough, CA 94010
Mr. Lewandowski, Jr., 1 Kara East, Irvine, CA 92720
Mr. Lieberman, 200 Roy St., Seattle, WA 98109
Ms. Madden, 8649 North Himes Avenue, Tampa, FL 33614
Mr. McConville, 515 S. Arlington Heights Rd., Arlington
    Heights, IL 6005
Mr. McFarland, 8012 Dancing Fern Trail, Chattanooga, TN 37421 Mr. McMillan, 203 D. Zigler St., Zelienople, PA 16063
Mr. McMurtrie, 14529 Glastonbury, Detroit, MI 48223
Mr. B. Miller, 24815 Acropolis Drive, Mission Viejo, CA 92691 Mr. D. Miller, 70 Williams St., Greenwich, CT 06380
Mr. Moret, 4519 Lawn Avenue, Western Springs, IL 60558
Mr. Murray, 710 Cheyenne Drive, Franklin Lakes, NJ 07417
Mr. Nadherny, 9714 Marmount Drive, Seattle, WA 98117
Mr. Nickodemus, 463 Village Oaks Court, Ann Arbor, MI 48103 Mr. O'Steen, 2091-B Lake Park Drive, Smyrna, GA 30080
Mr. Papes, 3102 Wood View Bridge Drive, Kansas City, KS 66103 Mr. Pataccoli, 333 39th St., Manhattan Beach, CA 90266
Mr. Joe Phoenix, 1426 Asbury Avenue, Hubbard Woods, IL 60093 Mr. John Phoenix, 709 South Rome Avenue, Tampa, FL 33606
Mr. Place, 4211 Loch Highland Parkway, Roswell, GA 30075
Mr. Pulkrabek, 190 Jefferson Lane, Streamwood, IL 60107
Mr. Powell, 1508 Ruth Lane, Newport Beach, CA 92660
Mr. Rowe, 109 Shore Drive, Longwood, FL  32779
Mr. Rowell, 2240 Union St., San Francisco, CA 94123
Mr. Rowley, 237 Peeke Avenue, Kirkwood, MO 63122
Ms. Sarkisian, 1 Goodridge Ct., Boston, MA 02113
Ms. Saunders, 39939 Stevenson Common, Freemont, CA 94538
Ms. Schofield, 618 Rimington Lane, Decatur, GA 30030
Mr. Shamburg, 10603 N. 100th Street, Scottsdale, AZ 85260
Mr. Shore, 2870 Pharr Court South, N.W., Atlanta, GA 30305
Mr. Stickney, 1314 Log Cabin Lane, St. Louis, MO 63124
Mr. B. Sullivan, 777 Pinoake Road, Pittsburgh, PA 15243
Mr. G. Sullivan, 35 Marlborough St., Boston, MA 02116
Ms. M. Sullivan, 493 Zinfandel Lane, St. Helena, CA 94574
Ms. Sweeney, 31 Heritage Way, Marblehead, MA 01945
Mr. Tambone, 10 Commercial Wharf, Boston, MA 02110
Mr. Tasiopolous, 5 Homestead Farms Drive, Norwell, MA 02061 Mr. Tredinnick, 2995 Glenwood Drive, Boulder, CO 80301
Mr. Telling, 5 Spindriff Court, Williamsville, NY 14221
Mr. Unger, 212 E. Broadway, New York, NY 10002
Mr. Williamson, 111 Maple Ridge Way, Covington, LA 70433
Mr. White, 10 Mannion Place, Littleton, MA 01460
Mr. Woloshin, 100 West 89th St., New York, NY 10024
Ms. Zografos, 12712 Coeur de Monde Ct., St. Louis, MO 63146

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrants' Clerk, Beverly Marcus; Registrants' investment adviser, Putnam Investment Management, Inc.; Registrants' principal underwriter, Putnam Mutual Funds Corp.; Registrants' custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrants' transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

ITEM 31.  MANAGEMENT SERVICES

    None.

ITEM 32.  UNDERTAKINGS

    Each Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                    CONSENT OF INDEPENDENT ACCOUNTANTS

    We consent to the incorporation by reference in the Prospectuses and Statements of Additional Information constituting parts of Post-Effective Amendment Nos. 17 and 7 to the Registration Statements of Putnam New York Tax Exempt Income Trust and Putnam New York Tax Exempt Money Market Fund on Form N-1A (File Nos. 2-83909 and 33-17344), respectively, of our report dated January 12, 1996 for Putnam New York Tax Exempt Income Fund, our report dated January 12, 1996 for Putnam New York Intermediate Tax Exempt Fund, and our report dated January 12, 1996 for Putnam New York Tax Exempt Money Market Fund, on our audit of the financial statements and financial highlights of Putnam New York Tax Exempt Income Fund, Putnam New York Intermediate Tax Exempt Fund and Putnam New York Tax Exempt Money Market Fund, respectively, which reports are included in the respective Annual Reports to shareholders of Putnam New York Tax Exempt Income Fund, Putnam New York Intermediate Tax Exempt Fund and Putnam New York Tax Exempt Money Market Fund for the period ended November 30, 1995, which are incorporated by reference in the Registration Statements.

    We also consent to the references to our firm under the caption "Independent Accountants and Financial Statements" in the Statement of Additional Information and under the heading
"Financial highlights" in such Prospectuses.

                                                   COOPERS &
LYBRAND L.L.P.
Boston, Massachusetts
January 30, 1996

                    CONSENT OF INDEPENDENT ACCOUNTANTS

    We hereby consent to the incorporation by reference in the Prospectuses and Statement of Additional Information constituting parts of these Post-Effective Amendments No. 6, 17 and 7 to the Registration Statements on Form N-1A of Putnam New York Tax Exempt Opportunities Fund, Putnam New York Tax Exempt Income Trust and Putnam New York Tax Exempt Money Market Fund, respectively, (File Nos. 33-37001, 2-83909 and 33-17344, respectively,) (the "Registration Statements") of our report dated November 10, 1995, relating to the financial statements and financial highlights appearing in the September 30, 1995 Annual Report of Putnam New York Tax Exempt Opportunities Fund, which financial statements and financial highlights are also incorporated by reference into the Registration Statements. We also consent to the references to us under the heading "Independent Accountants and Financial Statements" in such Statement of Additional Information and under the heading "Financial highlights" in such Prospectuses.


PRICE WATERHOUSE LLP
Boston, Massachusetts
January 31, 1996

                        --------------------------

                                  NOTICE

    A copy of the Agreement and Declarations of Trust of each of Putnam New York Tax Exempt Income Trust, Putnam New York Tax Exempt Opportunities Fund and Putnam New York Tax Exempt Money Market Fund are on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of each Registrant by an officer of each Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrants.

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam New York Tax Exempt Income Trust, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam New York Tax Exempt Income Trust and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

SIGNATURE                         TITLE                    DATE

/s/ Eli Shapiro
---------------------             Trustee                  May 4,
1995
Eli Shapiro

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam New York Tax Exempt Opportunities Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam New York Tax Exempt Opportunities Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

SIGNATURE                         TITLE                    DATE

/s/ Eli Shapiro
---------------------             Trustee                  May 4,
1995
Eli Shapiro

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam New York Tax Exempt Money Market Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam New York Tax Exempt Money Market Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

SIGNATURE                         TITLE                    DATE

/s/ Eli Shapiro
---------------------             Trustee                  May 4,
1995
Eli Shapiro

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 each Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 30th day of January, 1996.

                        PUTNAM NEW YORK TAX EXEMPT INCOME TRUST
                        PUTNAM NEW YORK TAX EXEMPT OPPORTUNITIES
                          FUND
                        PUTNAM NEW YORK TAX EXEMPT MONEY MARKET
                          FUND

                        By:   Gordon H. Silver, Vice President

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statements of Putnam New
York Tax Exempt Income Trust, Putnam New York Tax Exempt
Opportunities Fund and Putnam New York Tax Exempt Money Market
Fund have been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                   TITLE

George Putnam               President and Chairman of the Board;
                            Principal Executive Officer; Trustee

William F. Pounds           Vice Chairman; Trustee

John D. Hughes              Senior Vice President; Treasurer and
                            Principal Financial Officer

Paul G. Bucuvalas           Assistant Treasurer and Principal
                            Accounting Officer

Jameson A. Baxter           Trustee

Hans H. Estin               Trustee

John A. Hill                Trustee

Elizabeth T. Kennan         Trustee

Lawrence J. Lasser          Trustee

Robert E. Patterson         Trustee

Donald S. Perkins           Trustee

George Putnam, III          Trustee

Eli Shapiro                 Trustee

A.J.C. Smith                Trustee

W. Nicholas Thorndike       Trustee


                            By:  Gordon H. Silver,
                                 as Attorney-in-Fact
                                 January 30, 1996